John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Communication services – 10.9%
Entertainment – 1.9%
Netflix, Inc. (A)	62,350	$29,552,030
Interactive media and services – 8.2%
Alphabet, Inc., Class A (A)	258,160	34,213,945
Alphabet, Inc., Class C (A)	259,909	34,807,013
Meta Platforms, Inc., Class A (A)	170,686	55,839,925
		124,860,883
Media – 0.8%
The Trade Desk, Inc., Class A (A)	164,967	11,623,575
		166,036,488
Consumer discretionary – 23.0%
Automobile components – 0.3%
Mobileye Global, Inc., Class A (A)(B)	99,899	4,100,854
Automobiles – 3.7%
Tesla, Inc. (A)	237,514	57,022,361
Broadline retail – 9.6%
Amazon.com, Inc. (A)	799,472	116,794,864
MercadoLibre, Inc. (A)	18,566	30,085,460
		146,880,324
Hotels, restaurants and leisure – 2.2%
Airbnb, Inc., Class A (A)	75,559	9,546,124
Chipotle Mexican Grill, Inc. (A)	4,110	9,051,248
Marriott International, Inc., Class A	72,365	14,668,386
		33,265,758
Specialty retail – 3.3%
O'Reilly Automotive, Inc. (A)	18,224	17,902,893
The Home Depot, Inc.	54,482	17,079,562
The TJX Companies, Inc.	171,095	15,075,180
		50,057,635
Textiles, apparel and luxury goods – 3.9%
Lululemon Athletica, Inc. (A)	60,798	27,164,546
LVMH Moet Hennessy Louis Vuitton SE	29,129	22,291,824
NIKE, Inc., Class B	93,078	10,263,711
		59,720,081
		351,047,013
Consumer staples – 3.0%
Consumer staples distribution and retail – 2.0%
Costco Wholesale Corp.	50,738	30,074,442
Personal care products – 1.0%
L'Oreal SA	34,137	16,040,675
		46,115,117
Financials – 8.0%
Banks – 0.3%
NU Holdings, Ltd., Class A (A)	574,036	4,672,653
Capital markets – 1.8%
Moody's Corp.	43,063	15,716,272
The Goldman Sachs Group, Inc.	32,636	11,146,499
		26,862,771
Financial services – 5.9%
Mastercard, Inc., Class A	102,906	42,585,590
Visa, Inc., Class A	182,758	46,910,323
		89,495,913
		121,031,337
Health care – 11.8%
Biotechnology – 1.5%
Argenx SE, ADR (A)	22,794	10,271,204
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (A)	36,976	$13,119,455
		23,390,659
Health care equipment and supplies – 1.2%
Intuitive Surgical, Inc. (A)	60,405	18,776,290
Health care providers and services – 1.9%
UnitedHealth Group, Inc.	51,186	28,304,322
Pharmaceuticals – 7.2%
AstraZeneca PLC, ADR	282,659	18,256,945
Eli Lilly & Company	95,176	56,252,823
Novo Nordisk A/S, ADR	347,595	35,399,075
		109,908,843
		180,380,114
Industrials – 2.8%
Aerospace and defense – 0.7%
The Boeing Company (A)	47,913	11,098,088
Ground transportation – 2.1%
Uber Technologies, Inc. (A)	560,845	31,620,441
		42,718,529
Information technology – 38.3%
IT services – 2.5%
MongoDB, Inc. (A)	44,054	18,315,010
Snowflake, Inc., Class A (A)	103,672	19,457,161
		37,772,171
Semiconductors and semiconductor equipment – 13.7%
Advanced Micro Devices, Inc. (A)	384,988	46,645,146
ARM Holdings PLC, ADR (A)(B)	118,538	7,290,087
ASML Holding NV, NYRS	17,919	12,252,295
Broadcom, Inc.	38,564	35,699,852
Micron Technology, Inc.	102,252	7,783,422
NVIDIA Corp.	212,611	99,438,165
		209,108,967
Software – 17.5%
Adobe, Inc. (A)	46,614	28,481,620
Cadence Design Systems, Inc. (A)	71,704	19,594,552
Crowdstrike Holdings, Inc., Class A (A)	79,492	18,838,809
HubSpot, Inc. (A)	14,588	7,205,451
Microsoft Corp.	345,623	130,960,014
Palo Alto Networks, Inc. (A)	11,707	3,422,589
Salesforce, Inc. (A)	124,282	31,306,636
ServiceNow, Inc. (A)	39,907	27,365,826
		267,175,497
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	365,777	69,479,341
		583,535,976
Real estate – 1.0%
Specialized REITs – 1.0%
American Tower Corp.	71,553	14,938,835
TOTAL COMMON STOCKS (Cost $649,149,458)		$1,505,803,409
PREFERRED SECURITIES – 0.4%
Consumer discretionary – 0.4%
Automobiles – 0.4%
Dr. Ing. h.c. F. Porsche AG (C)	66,925	6,131,139
TOTAL PREFERRED SECURITIES (Cost $5,411,714)		$6,131,139

1

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
John Hancock Collateral Trust, 5.4088% (D)(E)	1,142,006	$11,420,173
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3000% (D)	21,079,065	21,079,065
TOTAL SHORT-TERM INVESTMENTS (Cost $32,496,703)		$32,499,238
Total Investments (Capital Appreciation Fund) (Cost $687,057,875) – 101.4%		$1,544,433,786
Other assets and liabilities, net – (1.4%)		(20,744,825)
TOTAL NET ASSETS – 100.0%		$1,523,688,961
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $11,183,551.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 11-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 62.6%
Communication services – 3.7%
Interactive media and services – 3.7%
Alphabet, Inc., Class A (A)	242,039	$32,077,429
Meta Platforms, Inc., Class A (A)	29,835	9,760,520
		41,837,949
Consumer discretionary – 5.0%
Automobile components – 0.3%
Mobileye Global, Inc., Class A (A)(B)	95,642	3,926,104
Broadline retail – 2.4%
Amazon.com, Inc. (A)(C)	183,351	26,785,748
Hotels, restaurants and leisure – 2.3%
Hilton Worldwide Holdings, Inc. (C)	44,894	7,520,643
Yum! Brands, Inc.	144,164	18,099,790
		25,620,433
		56,332,285
Consumer staples – 0.6%
Beverages – 0.6%
Keurig Dr. Pepper, Inc.	197,472	6,234,191
Energy – 1.9%
Oil, gas and consumable fuels – 1.9%
Canadian Natural Resources, Ltd.	179,220	11,971,896
Chesapeake Energy Corp.	84,300	6,770,133
EOG Resources, Inc.	16,790	2,066,345
		20,808,374
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 6.5%
Banks – 0.7%
The PNC Financial Services Group, Inc.	56,887	$7,620,583
Capital markets – 2.8%
Intercontinental Exchange, Inc.	88,894	10,119,693
KKR & Company, Inc.	122,888	9,319,826
Morgan Stanley	15,100	1,198,034
S&P Global, Inc. (C)	6,285	2,613,492
The Goldman Sachs Group, Inc.	24,700	8,436,038
		31,687,083
Financial services – 2.5%
Mastercard, Inc., Class A (C)	33,269	13,767,710
Visa, Inc., Class A (C)	55,442	14,230,853
		27,998,563
Insurance – 0.5%
Marsh & McLennan Companies, Inc. (C)	31,071	6,196,179
		73,502,408
Health care – 12.8%
Biotechnology – 1.9%
AbbVie, Inc.	65,149	9,276,566
Biogen, Inc. (A)	47,269	11,064,728
Karuna Therapeutics, Inc. (A)	8,031	1,535,608
		21,876,902
Health care equipment and supplies – 3.5%
Becton, Dickinson and Company (C)	97,051	22,921,505
GE HealthCare Technologies, Inc.	98,518	6,744,542
Stryker Corp.	12,865	3,812,285
Teleflex, Inc.	23,800	5,371,422
		38,849,754
Health care providers and services – 3.0%
Humana, Inc.	4,499	2,181,385
UnitedHealth Group, Inc.	56,928	31,479,476
		33,660,861
Life sciences tools and services – 3.6%
Avantor, Inc. (A)	149,778	3,172,298
Danaher Corp.	58,511	13,066,091
Revvity, Inc.	206,000	18,313,400
Thermo Fisher Scientific, Inc.	13,157	6,522,714
		41,074,503
Pharmaceuticals – 0.8%
Eli Lilly & Company	14,459	8,545,847
		144,007,867
Industrials – 9.5%
Aerospace and defense – 1.0%
RTX Corp.	134,200	10,934,616
Commercial services and supplies – 3.3%
Republic Services, Inc.	14,811	2,397,012
Veralto Corp. (A)	198,015	15,296,659
Waste Connections, Inc.	145,412	19,701,872
		37,395,543
Electrical equipment – 0.7%
AMETEK, Inc.	53,627	8,324,519
Industrial conglomerates – 0.2%
General Electric Company	19,123	2,329,181
Machinery – 3.4%
Fortive Corp.	333,625	23,013,453
Ingersoll Rand, Inc. (C)	208,635	14,902,798
		37,916,251
Professional services – 0.9%
Equifax, Inc.	36,447	7,934,876

2

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
TransUnion (C)	30,469	$1,789,140
		9,724,016
		106,624,126
Information technology – 15.6%
Electronic equipment, instruments and components – 1.1%
Teledyne Technologies, Inc. (A)	30,006	12,091,218
Semiconductors and semiconductor equipment – 3.1%
Analog Devices, Inc.	65,060	11,930,703
NVIDIA Corp.	33,092	15,477,128
NXP Semiconductors NV	35,070	7,157,086
		34,564,917
Software – 9.4%
Aurora Innovation, Inc. (A)(B)	1,653,210	3,620,530
Intuit, Inc.	22,908	13,091,006
Microsoft Corp. (C)	148,936	56,433,340
PTC, Inc. (A)	54,638	8,597,836
Roper Technologies, Inc.	26,103	14,049,940
Salesforce, Inc. (A)(C)	41,346	10,415,057
		106,207,709
Technology hardware, storage and peripherals – 2.0%
Apple, Inc.	119,410	22,681,930
		175,545,774
Materials – 1.0%
Chemicals – 1.0%
Linde PLC	28,506	11,794,928
Real estate – 0.3%
Specialized REITs – 0.3%
SBA Communications Corp.	12,458	3,076,628
Utilities – 5.7%
Electric utilities – 2.7%
Exelon Corp.	404,957	15,594,894
Xcel Energy, Inc.	242,215	14,736,361
		30,331,255
Multi-utilities – 3.0%
Ameren Corp.	218,234	16,932,776
CenterPoint Energy, Inc.	279,752	7,908,589
DTE Energy Company	83,920	8,736,911
		33,578,276
Water utilities – 0.0%
Essential Utilities, Inc.	14,555	518,304
		64,427,835
TOTAL COMMON STOCKS (Cost $586,465,152)		$704,192,365
PREFERRED SECURITIES – 0.3%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	6,654	166,084
Utilities – 0.3%
Electric utilities – 0.0%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month CME Term SOFR + 3.132%)	28,971	615,634
Multi-utilities – 0.3%
CMS Energy Corp., 5.875%	61,676	1,514,146
CMS Energy Corp., 5.875%	46,175	1,115,126
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Multi-utilities (continued)
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%)	14,343	$360,440
		2,989,712
		3,605,346
TOTAL PREFERRED SECURITIES (Cost $3,945,475)		$3,771,430
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.2%
U.S. Government – 11.2%
U.S. Treasury Notes
3.375%, 05/15/2033	$53,960,000	49,862,406
3.500%, 02/15/2033	14,136,700	13,211,188
3.875%, 08/15/2033	36,696,900	35,292,097
4.500%, 11/15/2033	27,561,200	27,901,409
		126,267,100
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $127,380,642)		$126,267,100
CORPORATE BONDS - 9.8%
Communication services - 1.0%
CCO Holdings LLC
5.000%, 02/01/2028 (D)	5,162,000	4,837,199
5.125%, 05/01/2027 (D)	5,628,000	5,354,793
5.500%, 05/01/2026 (D)	325,000	317,951
Lamar Media Corp.
3.625%, 01/15/2031	120,000	102,710
3.750%, 02/15/2028	754,000	694,283
4.875%, 01/15/2029	137,000	129,808
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	90,000	88,988
		11,525,732
Consumer discretionary - 2.8%
Cedar Fair LP
5.250%, 07/15/2029	1,000,000	914,349
5.375%, 04/15/2027	1,913,000	1,865,654
5.500%, 05/01/2025 (D)	1,206,000	1,200,856
6.500%, 10/01/2028	1,167,000	1,149,728
Clarios Global LP
6.250%, 05/15/2026 (D)	689,000	685,207
6.750%, 05/15/2025 (D)	539,000	540,339
8.500%, 05/15/2027 (D)	1,465,000	1,473,778
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	1,458,000	1,224,493
3.750%, 05/01/2029 (D)	1,283,000	1,152,195
4.000%, 05/01/2031 (D)	1,841,000	1,619,736
4.875%, 01/15/2030	1,140,000	1,072,975
5.375%, 05/01/2025 (D)	541,000	537,185
5.750%, 05/01/2028 (D)	1,239,000	1,220,763
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	379,000	368,564
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	3,113,000	3,019,610
Life Time, Inc. 5.750%, 01/15/2026 (D)	1,160,000	1,136,770
Service Corp. International 3.375%, 08/15/2030	669,000	561,980
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (D)	1,863,000	1,780,972
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	669,000	671,315

3

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Vail Resorts, Inc. 6.250%, 05/15/2025 (D)	$418,000	$416,803
Yum! Brands, Inc.
3.625%, 03/15/2031	1,263,000	1,084,794
4.625%, 01/31/2032	2,437,000	2,191,400
4.750%, 01/15/2030 (D)	1,138,000	1,057,722
5.350%, 11/01/2043	2,072,000	1,893,290
5.375%, 04/01/2032	2,622,000	2,481,247
6.875%, 11/15/2037	511,000	540,422
		31,862,147
Energy - 0.1%
Pioneer Natural Resources Company
1.125%, 01/15/2026	100,000	91,818
2.150%, 01/15/2031	250,000	205,696
5.100%, 03/29/2026	205,000	204,428
		501,942
Financials - 2.8%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	375,000	347,490
5.875%, 11/01/2029 (D)	609,000	550,783
6.750%, 10/15/2027 to 04/15/2028 (D)	3,856,000	3,792,673
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	570,000	513,013
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	795,000	722,655
HUB International, Ltd.
5.625%, 12/01/2029 (D)	908,000	823,343
7.000%, 05/01/2026 (D)	6,862,000	6,826,052
7.250%, 06/15/2030 (D)	10,060,000	10,281,936
Intercontinental Exchange, Inc. 4.000%, 09/15/2027	167,000	161,006
MSCI, Inc.
3.250%, 08/15/2033 (D)	738,000	589,737
3.625%, 09/01/2030 to 11/01/2031 (D)	2,760,000	2,382,415
3.875%, 02/15/2031 (D)	1,165,000	1,016,659
4.000%, 11/15/2029 (D)	958,000	861,916
Ryan Specialty LLC 4.375%, 02/01/2030 (D)	306,000	276,165
USI, Inc. 6.875%, 05/01/2025 (D)	2,796,000	2,774,918
		31,920,761
Health care - 1.1%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	1,021,000	904,440
4.625%, 07/15/2028 (D)	2,874,000	2,688,256
Biogen, Inc. 3.150%, 05/01/2050	478,000	307,915
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	515,000	457,840
4.000%, 03/15/2031 (D)	899,000	773,140
4.250%, 05/01/2028 (D)	310,000	287,275
Heartland Dental LLC
8.500%, 05/01/2026 (D)	796,000	751,997
10.500%, 04/30/2028 (D)	1,169,000	1,186,535
Hologic, Inc. 3.250%, 02/15/2029 (D)	609,000	534,734
IQVIA, Inc.
5.000%, 05/15/2027 (D)	350,000	338,804
5.700%, 05/15/2028 (D)	1,562,000	1,557,517
6.500%, 05/15/2030 (D)	391,000	394,304
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (D)	436,000	402,495
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	$808,000	$815,370
Teleflex, Inc.
4.250%, 06/01/2028 (D)	145,000	133,541
4.625%, 11/15/2027	952,000	902,020
		12,436,183
Industrials - 1.4%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)	692,000	636,273
4.000%, 07/01/2029 (D)	416,000	378,959
5.950%, 08/04/2033	363,000	366,558
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	925,000	888,180
GFL Environmental, Inc.
4.000%, 08/01/2028 (D)	526,000	469,300
4.375%, 08/15/2029 (D)	520,000	459,192
4.750%, 06/15/2029 (D)	1,220,000	1,114,272
6.750%, 01/15/2031 (D)	337,000	339,949
Howmet Aerospace, Inc.
3.000%, 01/15/2029	550,000	484,688
5.900%, 02/01/2027	83,000	83,538
Korn Ferry 4.625%, 12/15/2027 (D)	818,000	771,619
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,827,959	1,817,894
Sensata Technologies BV
4.000%, 04/15/2029 (D)	1,016,000	911,876
5.000%, 10/01/2025 (D)	700,000	688,653
5.625%, 11/01/2024 (D)	415,000	418,714
5.875%, 09/01/2030 (D)	427,000	409,765
Sensata Technologies, Inc.
3.750%, 02/15/2031 (D)	796,000	672,978
4.375%, 02/15/2030 (D)	322,000	286,980
TransDigm, Inc.
5.500%, 11/15/2027	1,107,000	1,065,409
6.250%, 03/15/2026 (D)	2,334,000	2,317,897
7.125%, 12/01/2031 (D)	541,000	550,273
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	642,661	637,072
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	118,274	113,297
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	246,474	233,327
		16,116,663
Information technology - 0.2%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	264,000	244,860
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	299,000	269,768
4.875%, 07/01/2029 (D)	220,000	196,873
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	131,701
Gartner, Inc.
3.625%, 06/15/2029 (D)	940,000	839,919
3.750%, 10/01/2030 (D)	333,000	290,746
4.500%, 07/01/2028 (D)	389,000	364,343
PTC, Inc. 4.000%, 02/15/2028 (D)	166,000	152,710
		2,490,920

4

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	$792,000	$790,281
Real estate - 0.3%
SBA Communications Corp.
3.125%, 02/01/2029	1,484,000	1,292,320
3.875%, 02/15/2027	1,659,000	1,561,689
SBA Tower Trust 6.599%, 01/15/2028 (D)	68,000	69,141
		2,923,150
TOTAL CORPORATE BONDS (Cost $111,335,284)		$110,567,779
TERM LOANS (E) – 11.2%
Communication services – 0.2%
Charter Communications Operating LLC, 2019 Term Loan B1 (1 and 3 month CME Term SOFR + 1.750%) 7.133%, 04/30/2025	1,423,416	1,423,117
Charter Communications Operating LLC, 2019 Term Loan B2 (1 and 3 month CME Term SOFR + 1.750%) 7.133%, 02/01/2027	931,258	929,144
		2,352,261
Consumer discretionary – 0.6%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 1.750%) 7.193%, 06/21/2028	3,432,165	3,428,596
IRB Holding Corp., 2022 Term Loan B (1 month CME Term SOFR + 3.000%) 8.448%, 12/15/2027	2,785,314	2,779,688
New Red Finance, Inc., 2023 Term Loan B5 (1 month CME Term SOFR + 2.250%) 7.598%, 09/20/2030	751,686	748,281
		6,956,565
Consumer staples – 0.2%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month CME Term SOFR + 3.750%) 9.240%, 10/01/2026	2,679,057	2,686,880
Financials – 4.3%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 8.963%, 11/05/2027	5,119,226	5,121,172
Alliant Holdings Intermediate LLC, 2023 Term Loan B5 (1 month CME Term SOFR + 3.500%) 8.831%, 11/05/2027	2,361,235	2,362,722
AssuredPartners, Inc., 2020 Term Loan B (1 month CME Term SOFR + 3.500%) 8.963%, 02/12/2027	385,101	384,619
AssuredPartners, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%) 8.963%, 02/12/2027	232,420	232,227
AssuredPartners, Inc., 2022 Term Loan (1 month CME Term SOFR + 3.500%) 8.848%, 02/12/2027	1,140,018	1,139,311
AssuredPartners, Inc., 2023 Term Loan B4 TBD 02/12/2027 (F)	2,093,420	2,094,467
BroadStreet Partners, Inc., 2020 Term Loan B (1 month CME Term SOFR + 3.000%) 8.463%, 01/27/2027	447,791	446,672
BroadStreet Partners, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 4.000%) 9.348%, 01/27/2029	1,963,111	1,962,404
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Financials (continued)
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month CME Term SOFR + 3.250%) 8.593%, 11/12/2027		$3,848,458	3,841,416
HUB International, Ltd., 2022 Term Loan B (3 month CME Term SOFR + 4.000%) 9.369%, 11/10/2029		1,937,514	1,942,551
HUB International, Ltd., 2023 Term Loan B (3 month CME Term SOFR + 4.250%) 9.662%, 06/20/2030		17,472,000	17,536,821
Ryan Specialty LLC, Term Loan (1 month CME Term SOFR + 3.000%) 8.448%, 09/01/2027		1,000,124	1,000,124
USI, Inc., 2022 Incremental Term Loan (3 month CME Term SOFR + 3.750%) 9.140%, 11/22/2029		4,287,218	4,282,759
USI, Inc., 2023 Acquisition Term Loan TBD 09/27/2030 (F)		1,408,472	1,405,655
USI, Inc., 2023 Refi Term Loan (3 month CME Term SOFR + 3.250%) 8.640%, 09/27/2030		4,098,648	4,087,746
			47,840,666
Health care – 1.6%
ADMI Corp., 2018 Term Loan B (1 month CME Term SOFR + 3.000%) 8.343%, 04/30/2025		929,013	923,039
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 9.213%, 12/23/2027		3,170,074	2,925,724
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 8.838%, 12/23/2027		1,908,774	1,756,969
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 8.598%, 02/15/2029		4,357,697	4,272,983
Avantor Funding, Inc., 2021 Term Loan B5 (1 month CME Term SOFR + 2.250%) 7.698%, 11/08/2027		94,664	94,629
Heartland Dental LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.000%) 10.331%, 04/28/2028		4,097,824	4,031,234
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 9.098%, 04/21/2027		583,618	568,736
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 3.500%) 8.948%, 04/21/2027		3,874,212	3,772,514
			18,345,828
Industrials – 1.2%
Filtration Group Corp., 2021 Incremental Term Loan (1 month CME Term SOFR + 3.500%) 8.963%, 10/21/2028		867,503	865,820
Filtration Group Corp., 2023 EUR Term Loan (1 month EURIBOR + 4.250%) 8.097%, 10/21/2028	EUR	2,277,700	2,460,683
Filtration Group Corp., 2023 USD Term Loan (1 month CME Term SOFR + 4.250%) 9.713%, 10/21/2028		$2,994,546	2,997,660
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.798%, 06/21/2027		4,471,781	4,604,235
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 9.166%, 10/20/2027		1,562,071	1,594,687

5

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Industrials (continued)
TransUnion LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 7.198%, 11/16/2026	$794,881	793,967
		13,317,052
Information technology – 2.9%
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month CME Term SOFR + 6.750%) 12.140%, 09/17/2027	1,242,700	1,247,360
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan (3 month CME Term SOFR + 4.500%) 9.890%, 09/18/2026	6,854,217	6,875,671
Azalea TopCo, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%) 9.213%, 07/24/2026	1,537,668	1,487,693
Azalea TopCo, Inc., 2022 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 9.198%, 07/24/2026	719,553	697,664
Azalea TopCo, Inc., Term Loan (1 month CME Term SOFR + 3.500%) 8.963%, 07/24/2026	4,063,399	3,948,283
Epicor Software Corp., 2020 Term Loan TBD 07/30/2027 (F)	71,562	71,671
Epicor Software Corp., 2023 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 9.098%, 07/30/2027	143,715	144,524
Quartz Acquireco LLC, Term Loan B (1 month CME Term SOFR + 3.500%) 8.848%, 06/28/2030	143,932	143,932
RealPage, Inc., 1st Lien Term Loan (1 month CME Term SOFR + 3.000%) 8.463%, 04/24/2028	4,494,993	4,379,831
RealPage, Inc., 2nd Lien Term Loan (1 month CME Term SOFR + 6.500%) 11.963%, 04/23/2029	225,000	223,218
Sophia LP, 2021 Term Loan B (1 month CME Term SOFR + 3.500%) 8.948%, 10/07/2027	1,867,422	1,868,001
Sophia LP, 2022 Incremental Term Loan B (1 month CME Term SOFR + 4.250%) 9.598%, 10/07/2027	560,343	558,595
Storable, Inc., Term Loan B (1 and 3 month CME Term SOFR + 3.500%) 8.845%, 04/17/2028	1,122,279	1,111,853
UKG, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.250%) 8.764%, 05/04/2026	9,878,651	9,878,651
		32,636,947
Real estate – 0.2%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month CME Term SOFR + 1.750%) 7.200%, 04/11/2025	1,698,479	1,699,770
TOTAL TERM LOANS (Cost $125,813,670)		$125,835,969
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.4%
Short-term funds – 5.4%
John Hancock Collateral Trust, 5.4088% (G)(H)	611,207	$6,112,127
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3000% (G)	9,566,087	9,566,087
T. Rowe Price Government Reserve Fund, 5.3909% (G)	44,556,048	44,556,048
TOTAL SHORT-TERM INVESTMENTS (Cost $60,232,501)		$60,234,262
Total Investments (Capital Appreciation Value Fund) (Cost $1,015,172,724) – 100.5%		$1,130,868,905
Other assets and liabilities, net – (0.5%)		(5,107,782)
TOTAL NET ASSETS – 100.0%		$1,125,761,123
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $5,958,481.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 11-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	AbbVie, Inc.	USD	175.00	Jan 2024	65	6,500	$32,937	$(9)
6

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	33	3,300	$32,844	$(1)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	64	6,400	30,708	(2)
JPM	AbbVie, Inc.	USD	185.00	Jan 2024	33	3,300	27,409	—
JPM	AbbVie, Inc.	USD	195.00	Jan 2024	33	3,300	18,505	—
JPM	AbbVie, Inc.	USD	200.00	Jan 2024	33	3,300	15,049	—
CITI	AbbVie, Inc.	USD	160.00	Jan 2025	103	10,300	124,321	(68,386)
CITI	AbbVie, Inc.	USD	165.00	Jan 2025	104	10,400	104,728	(54,218)
CITI	AbbVie, Inc.	USD	175.00	Jan 2025	130	13,000	87,360	(39,949)
CITI	Alphabet, Inc., Class A	USD	142.00	Jan 2024	155	15,500	99,694	(17,976)
WFB	Amazon.com, Inc.	USD	135.00	Jan 2024	167	16,700	156,053	(225,946)
UBS	Analog Devices, Inc.	USD	200.00	Jan 2024	30	3,000	23,992	(2,510)
UBS	Analog Devices, Inc.	USD	200.00	Jan 2024	8	800	9,234	(669)
UBS	Analog Devices, Inc.	USD	210.00	Jan 2024	8	800	6,227	(149)
UBS	Analog Devices, Inc.	USD	210.00	Jun 2024	8	800	11,085	(3,936)
UBS	Analog Devices, Inc.	USD	220.00	Jun 2024	8	800	8,302	(2,371)
JPM	Apple, Inc.	USD	195.00	Jan 2024	78	7,800	56,187	(21,904)
JPM	Apple, Inc.	USD	195.00	Jan 2024	16	1,600	15,760	(4,493)
JPM	Apple, Inc.	USD	200.00	Jan 2024	78	7,800	42,557	(10,027)
JPM	Apple, Inc.	USD	205.00	Jan 2024	16	1,600	9,255	(865)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2024	50	5,000	74,350	(193)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2024	50	5,000	55,850	(22)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	17	1,700	25,031	(1)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	17	1,700	10,988	(1)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	17	1,700	19,946	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	17	1,700	7,853	—
JPM	Danaher Corp.	USD	290.00	Jan 2024	1	100	2,163	(2)
JPM	Danaher Corp.	USD	290.00	Jan 2024	16	1,600	41,739	(34)
JPM	Danaher Corp.	USD	290.00	Jan 2024	66	6,600	107,349	(142)
JPM	Danaher Corp.	USD	300.00	Jan 2024	1	100	1,811	(1)
JPM	Danaher Corp.	USD	300.00	Jan 2024	16	1,600	35,321	(13)
JPM	Danaher Corp.	USD	310.00	Jan 2024	1	100	1,510	—
JPM	Danaher Corp.	USD	310.00	Jan 2024	16	1,600	29,543	(5)
JPM	Danaher Corp.	USD	320.00	Jan 2024	1	100	1,218	—
JPM	Danaher Corp.	USD	320.00	Jan 2024	16	1,600	24,885	(3)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	11	1,100	27,370	(3,246)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	8	800	18,869	(2,361)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	7	700	17,588	(2,066)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	2	200	6,348	(590)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	1	100	3,276	(295)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	10	1,000	14,994	(2,951)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	15	1,500	23,579	(4,427)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	25	2,500	34,129	(7,378)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	11	1,100	18,732	(22)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	8	800	12,813	(16)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	7	700	12,054	(14)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	2	200	4,470	(4)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	1	100	2,289	(2)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	65	6,500	110,367	(130)
CITI	Equifax, Inc.	USD	230.00	Jan 2024	7	700	9,119	(2,067)
CITI	Equifax, Inc.	USD	240.00	Jan 2024	8	800	7,581	(883)
JPM	Exelon Corp.	USD	45.00	Jan 2024	112	11,200	24,864	(16)
JPM	Exelon Corp.	USD	45.00	Jan 2024	219	21,900	40,515	(31)
JPM	Exelon Corp.	USD	45.00	Jan 2024	122	12,200	20,374	(17)
JPM	Exelon Corp.	USD	45.00	Jan 2024	16	1,600	1,664	(2)
JPM	Exelon Corp.	USD	47.00	Jan 2024	112	11,200	17,024	(1)
JPM	Exelon Corp.	USD	50.00	Jan 2024	128	12,800	24,915	—
JPM	Exelon Corp.	USD	47.00	Jun 2024	16	1,600	2,144	(305)
CITI	Fortive Corp.	USD	80.00	Dec 2023	4	400	718	—
CITI	Fortive Corp.	USD	80.00	Dec 2023	12	1,200	2,273	—
WFB	GE HealthCare Technologies, Inc.	USD	85.00	Jan 2024	31	3,100	14,681	(29)
WFB	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2024	62	6,200	20,237	(10)
WFB	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2024	31	3,100	8,899	(5)
WFB	Hilton Worldwide Holdings, Inc.	USD	160.00	Jan 2024	31	3,100	16,763	(32,497)
GSI	Ingersoll Rand, Inc.	USD	75.00	Dec 2023	78	7,800	10,136	(1,148)
7

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Intercontinental Exchange, Inc.	USD	115.00	Jan 2024	80	8,000	$47,190	$(15,969)
CITI	Intercontinental Exchange, Inc.	USD	115.00	Jan 2024	15	1,500	5,226	(2,994)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	54	5,400	33,532	(36,460)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	54	5,400	23,821	(26,743)
CITI	Keurig Dr. Pepper, Inc.	USD	37.00	Jan 2024	87	8,700	15,399	(6)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2024	88	8,800	6,952	—
CITI	Keurig Dr. Pepper, Inc.	USD	35.00	Jan 2025	188	18,800	37,183	(31,302)
CITI	Keurig Dr. Pepper, Inc.	USD	37.00	Jan 2025	188	18,800	23,496	(19,717)
UBS	KKR & Company, Inc.	USD	65.00	Jan 2024	16	1,600	4,697	(18,549)
WFB	Linde PLC	USD	390.00	Jan 2024	17	1,700	28,852	(47,473)
WFB	Linde PLC	USD	390.00	Jan 2024	16	1,600	29,376	(44,680)
WFB	Linde PLC	USD	395.00	Jan 2024	8	800	9,640	(18,925)
WFB	Linde PLC	USD	410.00	Jan 2024	8	800	6,234	(9,915)
WFB	Linde PLC	USD	460.00	Jan 2025	14	1,400	28,858	(32,447)
WFB	Linde PLC	USD	480.00	Jan 2025	14	1,400	19,953	(22,944)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jan 2024	8	800	2,365	(3,469)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Jul 2024	30	3,000	23,768	(23,538)
GSI	Marsh & McLennan Companies, Inc.	USD	220.00	Jul 2024	30	3,000	12,117	(12,410)
GSI	Mastercard, Inc., Class A	USD	410.00	Jan 2024	48	4,800	89,196	(61,203)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	16	1,600	35,115	(11,385)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	17	1,700	48,913	(12,097)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	8	800	11,621	(5,693)
GSI	Mastercard, Inc., Class A	USD	425.00	Jan 2024	8	800	9,198	(3,993)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	16	1,600	30,861	(5,343)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	17	1,700	42,549	(5,677)
UBS	Microsoft Corp.	USD	360.00	Jan 2024	31	3,100	61,111	(78,238)
UBS	Microsoft Corp.	USD	365.00	Jan 2024	11	1,100	23,908	(23,400)
UBS	Microsoft Corp.	USD	375.00	Jan 2024	31	3,100	44,014	(44,099)
UBS	Microsoft Corp.	USD	385.00	Jan 2024	11	1,100	15,491	(9,569)
WFB	NXP Semiconductors NV	USD	210.00	Jan 2024	16	1,600	24,648	(8,693)
WFB	NXP Semiconductors NV	USD	220.00	Jan 2024	16	1,600	18,703	(3,959)
WFB	NXP Semiconductors NV	USD	220.00	Jun 2024	11	1,100	20,519	(14,643)
WFB	Republic Services, Inc.	USD	170.00	Jul 2024	14	1,400	7,001	(8,128)
WFB	Republic Services, Inc.	USD	175.00	Jul 2024	14	1,400	4,487	(5,534)
CITI	Roper Technologies, Inc.	USD	510.00	Feb 2024	8	800	9,317	(31,213)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	8	800	19,174	(25,352)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	6	600	14,961	(19,014)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	8	800	13,840	(19,173)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	6	600	10,854	(14,380)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	3	300	6,057	(6,705)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	5	500	10,909	(11,175)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	3	300	8,399	(6,705)
UBS	S&P Global, Inc.	USD	400.00	Jan 2024	8	800	12,437	(17,880)
BOA	S&P Global, Inc.	USD	410.00	Jan 2024	6	600	14,278	(8,926)
UBS	S&P Global, Inc.	USD	410.00	Jan 2024	8	800	9,785	(11,901)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	3	300	4,421	(2,654)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	5	500	8,114	(4,423)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	3	300	6,058	(2,654)
BOA	S&P Global, Inc.	USD	430.00	Jan 2024	6	600	10,444	(2,793)
BOA	S&P Global, Inc.	USD	450.00	Jan 2024	6	600	7,526	(594)
BOA	S&P Global, Inc.	USD	470.00	Jan 2024	6	600	5,134	(122)
GSI	Salesforce, Inc.	USD	230.00	Jan 2024	15	1,500	29,282	(37,399)
GSI	Salesforce, Inc.	USD	230.00	Jan 2024	8	800	12,086	(19,946)
GSI	Salesforce, Inc.	USD	240.00	Jan 2024	15	1,500	23,153	(25,002)
GSI	Salesforce, Inc.	USD	240.00	Jan 2024	8	800	9,255	(13,334)
GSI	Salesforce, Inc.	USD	230.00	Jun 2024	8	800	19,198	(30,614)
GSI	Salesforce, Inc.	USD	240.00	Jun 2024	8	800	15,965	(25,244)
WFB	Stryker Corp.	USD	290.00	Jan 2024	10	1,000	15,613	(12,753)
WFB	Stryker Corp.	USD	290.00	Jan 2024	6	600	10,968	(7,652)
WFB	Stryker Corp.	USD	290.00	Jan 2024	2	200	3,336	(2,551)
WFB	Stryker Corp.	USD	290.00	Jan 2024	15	1,500	29,343	(19,129)
WFB	Stryker Corp.	USD	300.00	Jan 2024	10	1,000	12,808	(6,769)
WFB	Stryker Corp.	USD	300.00	Jan 2024	6	600	9,133	(4,061)
WFB	Stryker Corp.	USD	300.00	Jan 2024	2	200	2,504	(1,354)
8

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Stryker Corp.	USD	300.00	Jan 2024	15	1,500	$24,074	$(10,153)
WFB	Stryker Corp.	USD	310.00	Jan 2024	25	2,500	34,689	(7,653)
WFB	Stryker Corp.	USD	320.00	Jan 2024	22	2,200	29,405	(2,716)
WFB	Stryker Corp.	USD	330.00	Jan 2025	7	700	12,698	(14,295)
WFB	Stryker Corp.	USD	340.00	Jan 2025	7	700	10,444	(11,771)
JPM	Teledyne Technologies, Inc.	USD	460.00	Dec 2023	4	400	3,120	—
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	20	2,000	18,432	(52)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	20	2,000	18,412	(52)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	14	1,400	17,775	(17)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	11	1,100	12,496	(13)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	20	2,000	15,071	(24)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	20	2,000	15,379	(24)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	11	1,100	9,254	(3)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	15	1,500	14,135	(3)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	15	1,500	12,049	(1)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	11	1,100	7,743	(1)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	11	1,100	5,292	—
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	15	1,500	8,361	—
CITI	Thermo Fisher Scientific, Inc.	USD	560.00	Jan 2024	4	400	12,628	(630)
CITI	Thermo Fisher Scientific, Inc.	USD	590.00	Jan 2024	4	400	7,102	(236)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2024	31	3,100	50,294	(1,395)
CITI	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	11	1,100	47,299	(387)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	4	400	21,891	(141)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	4	400	29,352	(141)
CITI	Thermo Fisher Scientific, Inc.	USD	620.00	Jan 2024	11	1,100	42,147	(309)
CITI	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	11	1,100	37,489	(252)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	4	400	17,785	(91)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	4	400	25,158	(91)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	4	400	13,809	(53)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	4	400	19,368	(53)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	4	400	10,390	(32)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	4	400	14,622	(32)
GSI	TransUnion	USD	80.00	Dec 2023	31	3,100	12,799	—
JPM	UnitedHealth Group, Inc.	USD	550.00	Jan 2024	15	1,500	16,875	(25,729)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2025	46	4,600	195,940	(222,661)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2025	58	5,800	184,720	(227,524)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	25	2,500	37,758	(48,927)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	25	2,500	46,683	(48,927)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	8	800	9,336	(15,657)
GSI	Visa, Inc., Class A	USD	245.00	Jan 2024	24	2,400	23,924	(36,346)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	25	2,500	28,951	(27,654)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	25	2,500	36,182	(27,654)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	25	2,500	22,144	(11,561)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	25	2,500	27,430	(11,561)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	8	800	3,536	(3,700)
GSI	Visa, Inc., Class A	USD	250.00	Jun 2024	4	400	5,788	(9,110)
GSI	Visa, Inc., Class A	USD	260.00	Jun 2024	4	400	4,268	(6,662)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	118	11,800	117,658	(915)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	117	11,700	114,766	(907)
CITI	Yum! Brands, Inc.	USD	145.00	Jan 2024	58	5,800	32,602	(144)
CITI	Yum! Brands, Inc.	USD	150.00	Jan 2024	58	5,800	29,121	(64)
							$4,659,539	$(2,351,332)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
9

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.5%
U.S. Government – 25.5%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$47,148,000	$27,715,118
1.375%, 11/15/2040	37,648,000	23,046,164
1.625%, 11/15/2050	6,731,000	3,664,188
1.750%, 08/15/2041	39,031,000	25,118,574
2.000%, 11/15/2041	29,934,000	20,054,611
2.375%, 02/15/2042	8,001,000	5,698,837
2.875%, 05/15/2052	5,468,000	4,015,776
3.000%, 08/15/2052	16,053,000	12,111,236
3.625%, 02/15/2053 to 05/15/2053	10,976,000	9,366,045
3.875%, 05/15/2043	23,682,000	21,106,583
4.125%, 08/15/2053	11,745,000	10,983,410
4.375%, 08/15/2043	3,145,000	3,005,932
4.750%, 11/15/2053	4,611,000	4,793,279
U.S. Treasury Notes
0.375%, 07/31/2027	13,419,000	11,607,435
0.750%, 01/31/2028	4,201,000	3,627,137
1.000%, 07/31/2028	5,137,000	4,416,817
1.125%, 08/31/2028	1,175,000	1,014,080
1.500%, 08/15/2026	3,854,000	3,560,735
2.000%, 11/15/2026	8,142,000	7,592,097
2.375%, 03/31/2029	10,513,000	9,530,281
2.625%, 07/31/2029	1,916,000	1,749,772
2.750%, 07/31/2027	5,824,000	5,500,723
2.875%, 08/15/2028	1,728,000	1,620,405
3.125%, 11/15/2028	2,933,000	2,773,976
3.250%, 06/30/2029	33,203,000	31,379,429
4.000%, 02/28/2030	8,243,000	8,072,666
4.125%, 01/31/2025	1,068,000	1,056,194
4.250%, 05/31/2025 to 10/15/2025	27,655,000	27,392,010
4.375%, 10/31/2024 to 11/30/2030	24,610,000	24,691,730
4.500%, 11/30/2024 to 11/15/2033	15,239,000	15,425,412
4.625%, 11/15/2026	26,432,000	26,545,575
4.875%, 11/30/2025 to 10/31/2028	38,717,000	39,504,581
5.000%, 08/31/2025 to 10/31/2025	41,027,000	41,170,195
		438,911,003
U.S. Government Agency – 32.0%
Federal Home Loan Bank 1.250%, (1.250% to 9-30-24, 1.500% to 9-30-25, 1.750% to 9-30-26, 2.000% to 9-30-27, 2.250% to 9-30-28, 2.500% to 9-30-29, 3.000% to 3-30-30, 3.500% to 9-30-30, 4.000% to 3-30-31, then 4.500% thereafter), 09/30/2031	3,105,000	2,563,418
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	31,667,786	26,114,435
2.000%, 04/01/2041 (A)	1,828,998	1,511,267
2.500%, 04/01/2042 to 03/01/2052	12,245,039	10,269,093
2.954%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.642%), 05/01/2049 (B)	752,288	746,418
3.000%, 04/01/2040 to 02/01/2047	15,239,570	13,389,775
3.042%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.633%), 02/01/2050 (A)(B)	1,301,071	1,279,397
3.130%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (B)	986,071	961,910
3.913%, (30 day Average SOFR + 2.130%), 07/01/2052 (B)	720,042	679,908
3.978%, (30 day Average SOFR + 2.140%), 08/01/2052 (B)	976,546	904,843
4.000%, 07/01/2049 to 03/01/2050	4,996,962	4,656,989
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.123%, (30 day Average SOFR + 2.380%), 09/01/2052 (B)	$496,666	$471,816
4.186%, (30 day Average SOFR + 2.304%), 05/01/2053 (B)	3,199,609	3,073,897
4.299%, (30 day Average SOFR + 2.130%), 07/01/2052 (B)	849,070	812,408
4.500%, 06/01/2039 to 07/01/2039	93,124	89,411
4.650%, 12/14/2029 (C)	2,068,000	1,565,285
5.121%, (30 day Average SOFR + 2.216%), 08/01/2053 (B)	713,533	702,471
5.197%, (30 day Average SOFR + 2.301%), 06/01/2053 (B)	660,346	651,580
5.217%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.637%), 03/01/2049 (B)	585,843	586,904
5.619%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.638%), 04/01/2048 (B)	1,464,148	1,474,864
5.898%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.627%), 11/01/2043 (B)	105,300	105,830
5.943%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.730%), 01/01/2044 (B)	249,869	251,528
5.972%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.681%), 09/01/2047 (B)	651,926	660,169
6.809%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.642%), 08/01/2043 (B)	114,100	114,266
6.841%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.638%), 09/01/2045 (B)	992,737	1,000,680
6.881%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.635%), 07/01/2043 (B)	71,898	72,602
7.037%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.645%), 10/01/2043 (B)	123,985	125,203
7.043%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.650%), 03/01/2043 (B)	115,502	116,068
7.171%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 09/01/2043 (B)	64,225	65,009
7.260%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.674%), 02/01/2043 (B)	173,310	175,072
7.431%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.609%), 10/01/2043 (B)	120,992	122,072
7.453%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.770%), 09/01/2042 (B)	119,023	120,961
Federal National Mortgage Association
1.500%, 11/01/2041 to 07/01/2051	12,605,805	9,590,867
1.520%, 08/21/2035	2,984,000	2,007,911
1.900%, 01/25/2036	2,659,000	1,842,762
2.000%, 06/01/2040 to 03/01/2047	92,792,905	76,310,340
2.000%, 04/01/2041 (A)	825,981	682,492
2.500%, 12/01/2040 to 03/01/2052	19,549,427	16,594,362

10

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.771%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (B)	$894,054	$808,552
3.000%, 11/01/2039 to 02/01/2055	112,236,015	98,086,169
3.000%, 02/01/2050 (A)	1,608,721	1,413,957
3.041%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 03/01/2050 (B)	1,940,376	1,916,070
3.500%, 06/01/2041 to 04/01/2050	42,322,175	38,237,339
3.500%, 08/01/2043 to 06/01/2049 (A)	9,078,850	8,203,403
3.679%, (30 day Average SOFR + 2.370%), 08/01/2052 (B)	1,042,442	978,470
3.962%, (30 day Average SOFR + 2.120%), 08/01/2052 (B)	412,305	383,268
4.000%, 01/01/2027 to 05/01/2049	39,689,252	37,482,270
4.121%, (30 day Average SOFR + 2.120%), 09/01/2052 (B)	1,594,763	1,538,678
4.133%, (30 day Average SOFR + 2.120%), 07/01/2052 (B)	1,453,280	1,361,619
4.147%, (30 day Average SOFR + 2.132%), 10/01/2052 (B)	4,332,833	4,181,068
4.213%, (30 day Average SOFR + 2.370%), 09/01/2052 (B)	469,815	449,436
4.222%, (30 day Average SOFR + 2.127%), 11/01/2052 (B)	1,274,029	1,231,056
4.296%, (30 day Average SOFR + 2.126%), 08/01/2052 (B)	1,889,992	1,815,385
4.354%, (30 day Average SOFR + 2.125%), 07/01/2052 (B)	1,780,444	1,713,552
4.488%, (30 day Average SOFR + 2.120%), 11/01/2052 (B)	675,847	657,688
4.500%, 06/01/2041 to 11/01/2048	4,068,015	3,912,021
4.616%, (30 day Average SOFR + 2.125%), 08/01/2052 (B)	2,077,194	2,016,099
4.630%, (30 day Average SOFR + 2.123%), 08/01/2052 (B)	1,558,872	1,493,375
4.649%, (30 day Average SOFR + 2.130%), 08/01/2052 (B)	1,659,315	1,612,125
4.751%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.582%), 01/01/2046 (B)	1,714,818	1,737,670
4.793%, 11/15/2030 (C)	6,077,000	4,366,429
5.081%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.578%), 06/01/2045 (B)	675,223	684,118
5.500%, 09/01/2052 to 10/01/2053	3,020,570	3,040,442
6.000%, TBA (A)	51,500,000	51,672,989
6.000%, 05/01/2053	4,515,960	4,533,233
6.500%, TBA (A)	27,500,000	27,946,861
6.729%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.560%), 06/01/2043 (B)	81,052	82,076
6.952%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.560%), 03/01/2043 (B)	18,583	18,811
7.000%, TBA (A)	19,500,000	19,987,155
7.126%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.583%), 10/01/2043 (B)	263,525	266,585
7.306%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.664%), 01/01/2043 (B)	74,571	75,638
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038	$4,615,568	$4,137,820
3.000%, 06/20/2043 to 10/20/2050	14,634,440	12,747,464
3.500%, 01/20/2048	691,613	622,231
4.000%, 03/20/2048 to 04/20/2048	852,804	790,863
4.500%, 08/15/2047 to 02/20/2049	853,590	818,382
6.000%, 01/20/2053	6,657,515	6,801,766
6.500%, TBA (A)	16,900,000	17,185,444
		549,471,860
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,023,746,446)		$988,382,863
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	2,310,000	2,318,915
Bermuda – 0.1%
Government of Bermuda 5.000%, 07/15/2032 (D)	693,000	655,578
Israel – 0.1%
State of Israel
3.875%, 07/03/2050	483,000	347,891
4.500%, 01/17/2033	1,491,000	1,367,915
		1,715,806
Mexico – 0.2%
Government of Mexico
2.659%, 05/24/2031	1,112,000	908,802
3.500%, 02/12/2034	2,039,000	1,660,788
3.750%, 04/19/2071	715,000	444,789
6.338%, 05/04/2053	1,048,000	999,817
		4,014,196
Panama – 0.1%
Republic of Panama 6.853%, 03/28/2054	1,852,000	1,636,288
Paraguay – 0.1%
Republic of Paraguay
5.400%, 03/30/2050 (D)	1,034,000	842,684
5.850%, 08/21/2033 (D)	1,118,000	1,081,820
		1,924,504
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,870,811)		$12,265,287
CORPORATE BONDS – 23.2%
Communication services – 1.7%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	1,622,000	1,128,132
3.550%, 09/15/2055	997,000	657,291
3.650%, 09/15/2059	631,000	416,472
3.800%, 12/01/2057	1,814,000	1,239,923
5.400%, 02/15/2034	3,416,000	3,376,490
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	2,531,000	1,675,924
6.150%, 11/10/2026	1,376,000	1,393,326
Comcast Corp.
2.987%, 11/01/2063	754,000	447,938
4.049%, 11/01/2052	650,000	510,344
5.350%, 11/15/2027	1,324,000	1,349,674
Discovery Communications LLC 4.000%, 09/15/2055	705,000	466,327
Meta Platforms, Inc.
5.600%, 05/15/2053	1,270,000	1,290,347

11

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Meta Platforms, Inc. (continued)
5.750%, 05/15/2063	$1,270,000	$1,292,080
Paramount Global 4.950%, 05/19/2050	814,000	598,789
T-Mobile USA, Inc.
1.500%, 02/15/2026	451,000	415,264
2.250%, 02/15/2026	1,407,000	1,315,243
2.550%, 02/15/2031	1,007,000	834,771
3.750%, 04/15/2027	2,143,000	2,043,155
4.800%, 07/15/2028	1,338,000	1,318,160
4.950%, 03/15/2028	1,337,000	1,326,909
5.050%, 07/15/2033	1,672,000	1,621,159
5.750%, 01/15/2034	1,333,000	1,357,089
Verizon Communications, Inc.
2.355%, 03/15/2032	2,017,000	1,608,937
2.650%, 11/20/2040	844,000	574,519
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	644,000	531,707
5.141%, 03/15/2052	605,000	483,553
5.391%, 03/15/2062	626,000	498,843
		29,772,366
Consumer discretionary – 1.5%
Ford Motor Credit Company LLC 2.900%, 02/10/2029	2,723,000	2,309,093
Harley-Davidson Financial Services, Inc. 6.500%, 03/10/2028 (D)	1,006,000	1,007,346
Hyundai Capital America
0.800%, 01/08/2024 (D)	530,000	527,255
1.300%, 01/08/2026 (D)	1,270,000	1,158,346
5.500%, 03/30/2026 (D)	687,000	682,807
5.600%, 03/30/2028 (D)	2,096,000	2,075,270
5.700%, 06/26/2030 (D)	1,329,000	1,313,518
5.950%, 09/21/2026 (D)	1,868,000	1,876,365
6.500%, 01/16/2029 (D)	1,523,000	1,562,777
Lowe's Companies, Inc.
4.250%, 04/01/2052	1,263,000	991,657
5.625%, 04/15/2053	2,277,000	2,214,934
5.750%, 07/01/2053	672,000	662,516
5.850%, 04/01/2063	336,000	325,483
Marriott International, Inc.
2.750%, 10/15/2033	1,067,000	838,727
5.550%, 10/15/2028	654,000	658,807
McDonald's Corp.
4.700%, 12/09/2035	459,000	434,262
4.800%, 08/14/2028	1,334,000	1,330,197
5.450%, 08/14/2053	618,000	608,955
O'Reilly Automotive, Inc. 5.750%, 11/20/2026	491,000	496,581
Tapestry, Inc.
7.350%, 11/27/2028	660,000	665,032
7.700%, 11/27/2030	1,319,000	1,337,126
7.850%, 11/27/2033	1,319,000	1,339,556
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	627,509
		25,044,119
Consumer staples – 1.7%
Altria Group, Inc.
6.200%, 11/01/2028	1,799,000	1,851,070
6.875%, 11/01/2033	1,864,000	1,978,661
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	2,047,000	1,950,598
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038 (E)	868,000	785,024
5.800%, 01/23/2059	501,000	523,239
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	$691,000	$646,935
Constellation Brands, Inc. 5.250%, 11/15/2048	1,399,000	1,300,212
JBS USA LUX SA
6.750%, 03/15/2034 (D)	655,000	658,373
7.250%, 11/15/2053 (D)	401,000	406,586
Kenvue, Inc. 5.050%, 03/22/2028 to 03/22/2053	2,196,000	2,168,094
Keurig Dr. Pepper, Inc. 4.500%, 04/15/2052	1,266,000	1,058,902
PepsiCo, Inc. 5.125%, 11/10/2026	2,576,000	2,600,631
Philip Morris International, Inc.
4.875%, 02/15/2028	2,905,000	2,872,880
5.000%, 11/17/2025	1,423,000	1,416,056
5.125%, 11/17/2027	747,000	747,534
5.250%, 09/07/2028	1,446,000	1,452,409
5.375%, 02/15/2033	1,102,000	1,085,206
5.500%, 09/07/2030	943,000	946,817
5.625%, 09/07/2033	560,000	562,650
5.750%, 11/17/2032	341,000	348,800
The JM Smucker Company 6.500%, 11/15/2043	667,000	696,635
Walmart, Inc.
4.100%, 04/15/2033	1,681,000	1,598,776
4.500%, 04/15/2053	1,009,000	919,351
		28,575,439
Energy – 1.8%
Aker BP ASA
5.600%, 06/13/2028 (D)	1,748,000	1,749,714
6.000%, 06/13/2033 (D)	2,183,000	2,186,783
BP Capital Markets America, Inc.
3.001%, 03/17/2052	800,000	521,679
4.812%, 02/13/2033	3,676,000	3,567,879
Diamondback Energy, Inc.
4.250%, 03/15/2052	200,000	150,863
6.250%, 03/15/2033 to 03/15/2053	2,705,000	2,749,487
Enbridge, Inc.
6.000%, 11/15/2028	991,000	1,018,621
6.200%, 11/15/2030	991,000	1,030,214
6.700%, 11/15/2053	1,454,000	1,589,080
Energy Transfer LP
4.400%, 03/15/2027	297,000	285,689
4.950%, 05/15/2028	1,253,000	1,220,136
5.300%, 04/15/2047	1,735,000	1,502,913
5.400%, 10/01/2047	510,000	448,959
5.750%, 02/15/2033	2,440,000	2,429,821
6.100%, 12/01/2028	1,578,000	1,614,493
6.125%, 12/15/2045	536,000	514,903
6.400%, 12/01/2030	1,334,000	1,385,635
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	1,097,476	927,604
2.625%, 03/31/2036 (D)	817,000	649,162
2.940%, 09/30/2040 (D)	246,344	193,327
MPLX LP
4.950%, 03/14/2052	1,244,000	1,038,323
5.000%, 03/01/2033	2,017,000	1,903,531
5.650%, 03/01/2053	362,000	336,450
ONEOK, Inc. 6.625%, 09/01/2053	1,735,000	1,821,863
Petroleos Mexicanos
2.378%, 04/15/2025	131,250	127,468
2.460%, 12/15/2025	850,250	818,369
		31,782,966

12

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 6.5%
American Express Company
5.282%, (5.282% to 7-27-28, then Overnight SOFR + 1.280%), 07/27/2029	$2,671,000	$2,657,731
5.389%, (5.389% to 7-28-26, then Overnight SOFR + 0.970%), 07/28/2027	2,000,000	1,997,699
6.489%, (6.489% to 10-30-30, then Overnight SOFR + 1.940%), 10/30/2031	1,001,000	1,053,724
Banco Bilbao Vizcaya Argentaria SA 7.883%, (7.883% to 11-15-33, then 1 Year CMT + 3.300%), 11/15/2034	1,400,000	1,447,145
Banco Santander SA
6.527%, (6.527% to 11-7-26, then 1 Year CMT + 1.650%), 11/07/2027	1,600,000	1,627,652
6.607%, 11/07/2028	1,600,000	1,656,979
6.938%, 11/07/2033	1,400,000	1,482,551
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	4,591,000	4,144,224
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	4,701,000	4,318,367
5.288%, (5.288% to 4-25-33, then Overnight SOFR + 1.910%), 04/25/2034	3,797,000	3,650,623
5.819%, (5.819% to 9-15-28, then Overnight SOFR + 1.570%), 09/15/2029	5,133,000	5,178,771
5.872%, (5.872% to 9-15-33, then Overnight SOFR + 1.840%), 09/15/2034	2,567,000	2,575,598
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027	3,667,000	3,694,683
Barclays PLC
6.224%, (6.224% to 5-9-33, then Overnight SOFR + 2.980%), 05/09/2034	1,977,000	1,942,651
6.490%, (6.490% to 9-13-28, then Overnight SOFR + 2.220%), 09/13/2029	2,045,000	2,067,990
6.692%, (6.692% to 9-13-33, then Overnight SOFR + 2.620%), 09/13/2034	2,025,000	2,063,319
BNP Paribas SA
5.335%, (5.335% to 6-12-28, then 1 Year CMT + 1.500%), 06/12/2029 (D)	2,782,000	2,753,896
5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (D)	1,967,000	1,969,783
BPCE SA
6.612%, (6.612% to 10-19-26, then Overnight SOFR + 1.980%), 10/19/2027 (D)	2,033,000	2,059,002
6.714%, (6.714% to 10-19-28, then Overnight SOFR + 2.270%), 10/19/2029 (D)	1,388,000	1,416,242
7.003%, (7.003% to 10-19-33, then Overnight SOFR + 2.590%), 10/19/2034 (D)	1,043,000	1,074,849
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Canadian Imperial Bank of Commerce 6.092%, 10/03/2033	$2,003,000	$2,042,057
Capital One Financial Corp.
7.149%, (7.149% to 10-29-26, then Overnight SOFR + 2.440%), 10/29/2027	1,657,000	1,685,537
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	1,657,000	1,731,764
Citibank NA 5.803%, 09/29/2028	3,350,000	3,417,010
Citigroup, Inc. 6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	1,573,000	1,560,915
Cooperatieve Rabobank UA 5.564%, (5.564% to 2-28-28, then 1 Year CMT + 1.400%), 02/28/2029 (D)	4,809,000	4,774,820
Deutsche Bank AG 3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	2,728,000	2,087,532
Fiserv, Inc.
5.375%, 08/21/2028	1,996,000	2,013,609
5.600%, 03/02/2033	343,000	344,473
5.625%, 08/21/2033	1,996,000	2,006,838
HSBC Holdings PLC
3.973%, (3.973% to 5-22-29, then 3 month CME Term SOFR + 1.872%), 05/22/2030	1,662,000	1,510,418
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	492,000	468,353
7.399%, (7.399% to 11-13-33, then Overnight SOFR + 3.020%), 11/13/2034	1,665,000	1,733,061
ING Groep NV
6.083%, (6.083% to 9-11-26, then Overnight SOFR + 1.560%), 09/11/2027	2,047,000	2,061,095
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	1,409,000	1,413,357
KeyBank NA 5.000%, 01/26/2033	966,000	847,300
M&T Bank Corp. 7.413%, (7.413% to 10-30-28, then Overnight SOFR + 2.800%), 10/30/2029	1,369,000	1,427,447
Morgan Stanley
5.123%, (5.123% to 2-1-28, then Overnight SOFR + 1.730%), 02/01/2029	665,000	654,553
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	665,000	653,948
5.250%, (5.250% to 4-21-33, then Overnight SOFR + 1.870%), 04/21/2034	2,009,000	1,924,946
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	1,330,000	1,324,956
6.342%, (6.342% to 10-18-32, then Overnight SOFR + 2.560%), 10/18/2033	2,290,000	2,371,692
Santander Holdings USA, Inc. 7.660%, (7.660% to 11-9-30, then Overnight SOFR + 3.280%), 11/09/2031	1,652,000	1,724,759

13

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Charles Schwab Corp. 6.136%, (6.136% to 8-24-33, then Overnight SOFR + 2.010%), 08/24/2034	$1,332,000	$1,335,403
Truist Financial Corp. 7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	2,336,000	2,442,167
Trust Fibra Uno 6.390%, 01/15/2050 (D)	682,000	523,163
UBS AG 5.650%, 09/11/2028	1,553,000	1,570,931
UBS Group AG
4.194%, (4.194% to 4-1-30, then Overnight SOFR + 3.730%), 04/01/2031 (D)	1,013,000	909,362
4.282%, 01/09/2028 (D)	1,528,000	1,444,242
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (D)	1,046,000	1,055,831
Wells Fargo & Company
4.611%, (4.611% to 4-25-52, then Overnight SOFR + 2.130%), 04/25/2053	665,000	556,912
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	4,628,000	4,328,577
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	667,000	665,930
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	2,333,000	2,403,284
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	3,637,000	3,798,504
		111,648,225
Health care – 2.1%
Abbott Laboratories
1.400%, 06/30/2030	1,508,000	1,237,702
4.750%, 11/30/2036	668,000	653,545
AbbVie, Inc.
3.200%, 11/21/2029	2,465,000	2,238,231
4.050%, 11/21/2039	712,000	611,917
4.250%, 11/21/2049	2,036,000	1,712,871
4.450%, 05/14/2046	443,000	387,056
4.500%, 05/14/2035	1,452,000	1,365,107
4.550%, 03/15/2035	1,677,000	1,583,628
Amgen, Inc.
5.250%, 03/02/2025	1,979,000	1,971,525
5.650%, 03/02/2053	4,294,000	4,234,449
CVS Health Corp. 5.875%, 06/01/2053	460,000	450,236
DH Europe Finance II Sarl 2.200%, 11/15/2024	1,648,000	1,597,035
Gilead Sciences, Inc. 2.600%, 10/01/2040	1,042,000	717,012
HCA, Inc.
3.625%, 03/15/2032	1,032,000	890,799
4.625%, 03/15/2052	642,000	508,426
5.500%, 06/01/2033	1,023,000	1,005,871
5.900%, 06/01/2053	2,676,000	2,544,620
Merck & Company, Inc.
5.000%, 05/17/2053	679,000	653,258
5.150%, 05/17/2063	509,000	495,095
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	3,973,000	3,865,023
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Pfizer Investment Enterprises Pte, Ltd. (continued)
5.300%, 05/19/2053	$3,076,000	$2,999,207
5.340%, 05/19/2063	1,342,000	1,290,704
UnitedHealth Group, Inc.
3.050%, 05/15/2041	315,000	232,751
5.200%, 04/15/2063	693,000	661,471
5.875%, 02/15/2053	1,240,000	1,317,719
		35,225,258
Industrials – 1.9%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	443,750	356,109
Burlington Northern Santa Fe LLC 4.450%, 01/15/2053	268,000	232,843
Canadian Pacific Railway Company
1.350%, 12/02/2024	1,492,000	1,429,466
1.750%, 12/02/2026	289,000	262,050
Carrier Global Corp.
5.900%, 03/15/2034 (D)	1,319,000	1,357,326
6.200%, 03/15/2054 (D)	462,000	488,356
Crowley Conro LLC 4.181%, 08/15/2043	730,598	678,436
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	2,212,000	2,123,951
John Deere Capital Corp.
4.150%, 09/15/2027	1,792,000	1,751,999
4.950%, 07/14/2028	533,000	533,916
5.150%, 09/08/2026 to 09/08/2033	4,660,000	4,698,228
Northrop Grumman Corp. 4.400%, 05/01/2030	771,000	743,436
Quanta Services, Inc. 0.950%, 10/01/2024	1,197,000	1,148,314
Republic Services, Inc. 5.000%, 04/01/2034	1,007,000	987,084
RTX Corp.
5.375%, 02/27/2053	1,120,000	1,070,313
5.750%, 01/15/2029	1,364,000	1,392,329
6.000%, 03/15/2031	1,364,000	1,412,647
6.100%, 03/15/2034	1,704,000	1,785,546
6.400%, 03/15/2054	1,364,000	1,480,706
The Boeing Company
2.196%, 02/04/2026	2,278,000	2,129,584
3.250%, 02/01/2035	738,000	593,190
3.750%, 02/01/2050	1,316,000	955,951
5.805%, 05/01/2050	1,834,000	1,788,723
Union Pacific Corp.
2.375%, 05/20/2031	638,000	532,477
2.800%, 02/14/2032	866,000	733,181
3.375%, 02/14/2042	721,000	551,421
Veralto Corp. 5.500%, 09/18/2026 (D)	624,000	626,352
Waste Management, Inc. 4.875%, 02/15/2034	1,305,000	1,280,133
		33,124,067
Information technology – 1.9%
Apple, Inc.
2.375%, 02/08/2041	488,000	343,353
2.650%, 05/11/2050 to 02/08/2051	943,000	612,342
3.950%, 08/08/2052	942,000	783,249
4.150%, 05/10/2030	1,004,000	984,652
4.850%, 05/10/2053	341,000	330,063
Broadcom, Inc.
2.450%, 02/15/2031 (D)	1,050,000	863,320
3.150%, 11/15/2025	787,000	755,170

14

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc. (continued)
3.469%, 04/15/2034 (D)	$674,000	$560,441
4.926%, 05/15/2037 (D)	959,000	878,378
Intel Corp.
2.800%, 08/12/2041	577,000	407,972
5.625%, 02/10/2043	385,000	391,977
5.700%, 02/10/2053	1,334,000	1,355,288
5.900%, 02/10/2063	936,000	979,005
Intuit, Inc.
5.125%, 09/15/2028	1,309,000	1,320,723
5.200%, 09/15/2033	1,309,000	1,319,383
5.250%, 09/15/2026	1,638,000	1,649,494
5.500%, 09/15/2053	1,334,000	1,368,822
KLA Corp. 3.300%, 03/01/2050	550,000	391,105
Marvell Technology, Inc.
5.750%, 02/15/2029	999,000	1,008,180
5.950%, 09/15/2033	999,000	1,012,039
Micron Technology, Inc.
3.477%, 11/01/2051	329,000	220,443
5.375%, 04/15/2028	3,362,000	3,343,435
5.875%, 02/09/2033	395,000	395,725
NXP BV
2.500%, 05/11/2031	669,000	543,243
3.250%, 05/11/2041	658,000	469,405
4.400%, 06/01/2027	727,000	701,729
Oracle Corp.
4.000%, 07/15/2046	1,166,000	885,072
4.375%, 05/15/2055	405,000	313,762
5.550%, 02/06/2053	893,000	841,835
Qualcomm, Inc. 6.000%, 05/20/2053	1,513,000	1,643,026
Texas Instruments, Inc. 5.000%, 03/14/2053	1,471,000	1,413,728
VMware, Inc.
1.000%, 08/15/2024	2,087,000	2,018,744
1.400%, 08/15/2026	1,953,000	1,761,886
4.700%, 05/15/2030	1,206,000	1,148,931
		33,015,920
Materials – 0.3%
Anglo American Capital PLC 4.750%, 03/16/2052 (D)	1,943,000	1,558,369
Celanese US Holdings LLC 6.700%, 11/15/2033	1,320,000	1,367,736
Glencore Finance Canada, Ltd.
5.550%, 10/25/2042 (D)	301,000	274,406
6.000%, 11/15/2041 (D)	245,000	236,999
6.900%, 11/15/2037 (D)	693,000	727,038
Glencore Funding LLC 6.500%, 10/06/2033 (D)	1,316,000	1,376,973
		5,541,521
Real estate – 1.7%
Agree LP
2.000%, 06/15/2028	1,256,000	1,061,985
2.600%, 06/15/2033	286,000	216,391
4.800%, 10/01/2032	630,000	572,955
American Homes 4 Rent LP
3.625%, 04/15/2032	1,156,000	990,735
4.300%, 04/15/2052	518,000	385,862
American Tower Corp.
2.950%, 01/15/2051	335,000	206,309
3.125%, 01/15/2027	567,000	526,272
5.500%, 03/15/2028	1,338,000	1,337,821
5.800%, 11/15/2028	1,667,000	1,688,213
5.900%, 11/15/2033	2,000,000	2,032,560
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Brixmor Operating Partnership LP 2.500%, 08/16/2031	$1,106,000	$872,110
Crown Castle, Inc.
1.050%, 07/15/2026	1,802,000	1,601,899
2.100%, 04/01/2031	1,115,000	875,804
2.900%, 04/01/2041	669,000	451,010
3.650%, 09/01/2027	934,000	872,958
3.800%, 02/15/2028	1,103,000	1,026,693
4.800%, 09/01/2028	226,000	218,307
5.000%, 01/11/2028	2,250,000	2,196,299
5.100%, 05/01/2033	1,095,000	1,046,994
Essex Portfolio LP 2.550%, 06/15/2031	596,000	477,601
Federal Realty Investment Trust 3.950%, 01/15/2024	800,000	797,813
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	199,000	150,421
4.150%, 04/15/2032	1,151,000	1,006,698
NNN REIT, Inc. 5.600%, 10/15/2033	999,000	976,793
Realty Income Corp.
2.200%, 06/15/2028	619,000	538,865
2.850%, 12/15/2032	837,000	677,689
4.900%, 07/15/2033	1,116,000	1,060,334
5.625%, 10/13/2032	1,170,000	1,178,208
Regency Centers LP 2.950%, 09/15/2029	1,584,000	1,380,570
STORE Capital Corp.
2.700%, 12/01/2031	402,000	288,023
2.750%, 11/18/2030	1,023,000	750,476
4.500%, 03/15/2028	664,000	591,660
4.625%, 03/15/2029	738,000	642,460
Sun Communities Operating LP 4.200%, 04/15/2032	1,156,000	1,010,849
		29,709,637
Utilities – 2.1%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	417,000	338,099
Baltimore Gas & Electric Company
2.250%, 06/15/2031	896,000	733,866
5.400%, 06/01/2053	1,004,000	961,309
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	662,000	479,058
5.200%, 10/01/2028	1,002,000	1,010,654
Consolidated Edison Company of New York, Inc.
5.200%, 03/01/2033	350,000	347,289
5.500%, 03/15/2034	1,647,000	1,660,201
5.900%, 11/15/2053	659,000	669,328
Consumers Energy Company 2.500%, 05/01/2060	545,000	297,669
DTE Electric Company
2.950%, 03/01/2050	1,046,000	669,619
3.650%, 03/01/2052	479,000	346,154
Duke Energy Carolinas LLC
2.550%, 04/15/2031	610,000	508,603
2.850%, 03/15/2032	1,113,000	930,917
3.550%, 03/15/2052	810,000	573,463
4.950%, 01/15/2033	998,000	977,931
5.350%, 01/15/2053	1,343,000	1,272,587
5.400%, 01/15/2054	460,000	437,541
Duke Energy Corp.
2.550%, 06/15/2031	996,000	813,253
3.500%, 06/15/2051	185,000	125,678
5.750%, 09/15/2033	534,000	541,343

15

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Florida LLC 2.400%, 12/15/2031	$893,000	$723,153
Duke Energy Progress LLC
2.500%, 08/15/2050	904,000	515,082
5.250%, 03/15/2033	667,000	662,823
Entergy Arkansas LLC
2.650%, 06/15/2051	807,000	463,225
5.150%, 01/15/2033	1,344,000	1,312,512
Exelon Corp. 5.600%, 03/15/2053	444,000	425,390
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	490,000	399,350
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	984,000	796,380
Metropolitan Edison Company
4.300%, 01/15/2029 (D)	1,053,000	997,483
5.200%, 04/01/2028 (D)	1,008,000	995,195
MidAmerican Energy Company 2.700%, 08/01/2052	776,000	465,600
Mississippi Power Company
3.100%, 07/30/2051	1,074,000	659,668
4.250%, 03/15/2042	456,000	363,973
NSTAR Electric Company 3.100%, 06/01/2051	553,000	354,235
Pacific Gas & Electric Company
2.100%, 08/01/2027	479,000	422,526
3.950%, 12/01/2047	2,093,000	1,419,126
4.200%, 06/01/2041	520,000	384,532
4.500%, 07/01/2040	308,000	244,211
4.750%, 02/15/2044	301,000	234,865
4.950%, 07/01/2050	2,864,000	2,278,711
PacifiCorp 5.500%, 05/15/2054	496,000	430,395
PECO Energy Company 2.850%, 09/15/2051	1,080,000	663,729
Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	873,000	796,323
5.150%, 03/30/2026 (D)	672,000	664,939
Public Service Company of Oklahoma 3.150%, 08/15/2051	606,000	381,987
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,539,000	1,215,564
2.050%, 08/01/2050	248,000	132,248
2.700%, 05/01/2050	419,000	257,405
Public Service Enterprise Group, Inc.
5.875%, 10/15/2028	2,005,000	2,045,262
6.125%, 10/15/2033	805,000	832,343
Southern California Edison Company 4.125%, 03/01/2048	675,000	524,949
Virginia Electric & Power Company
2.950%, 11/15/2051	896,000	556,160
5.450%, 04/01/2053	167,000	158,480
		36,472,386
TOTAL CORPORATE BONDS (Cost $412,928,474)		$399,911,904
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	366,999
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,287,656
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	532,152
Core Bond Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Ohio State University 4.800%, 06/01/2111	$600,000	$518,021
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	851,442
TOTAL MUNICIPAL BONDS (Cost $4,182,698)		$3,556,270
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.7%
Commercial and residential – 1.9%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	210,965	191,526
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	196,425	173,597
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	806,168	624,584
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	347,834	337,504
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	624,435	582,679
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 6.137%, 09/15/2036 (B)(D)	3,519,000	3,412,966
Series 2021-XL2, Class A (1 month CME Term SOFR + 0.803%), 6.126%, 10/15/2038 (B)(D)	1,366,814	1,333,355
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	359,473	346,286
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	1,089,173	849,743
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	1,140,963	888,146
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	1,212,616	1,189,279
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	622,767	603,241
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month CME Term SOFR + 0.869%) 6.192%, 10/15/2038 (B)(D)	1,387,972	1,353,105
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	279,896	279,223
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	597,789	572,973
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,786,000	1,390,367
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	807,228	786,502
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A4, 4.199%, 01/15/2047	25,137	24,760
Series 2014-C23, Class A4, 3.670%, 09/15/2047	440,973	434,822
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,730,365	1,677,290
Series 2015-C30, Class A5, 3.822%, 07/15/2048	981,000	930,221

16

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	$346,000	$323,640
Med Trust Series 2021-MDLN, Class A (1 month CME Term SOFR + 1.064%) 6.387%, 11/15/2038 (B)(D)	2,225,320	2,170,854
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	446,591	369,529
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	982,000	775,133
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	326,593	296,651
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month CME Term SOFR + 0.864%) 6.207%, 05/25/2055 (B)(D)	1,893,667	1,889,212
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	119,165	110,903
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	504,345	464,106
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	476,618	420,683
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	629,547	547,754
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	1,036,208	836,036
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	425,807	410,759
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	192,384	187,754
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	803,352	673,640
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	751,479	611,256
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	954,117	734,968
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	2,418,835	1,883,813
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	954,909	802,899
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	1,028,771	862,088
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	641,468	574,152
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	449,802	397,199
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	493,636	437,967
		33,763,165
U.S. Government Agency – 12.8%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,547,962	1,381,188
Series 271, Class F5 (30 day Average SOFR + 0.614%), 5.939%, 08/15/2042 (B)	587,001	564,809
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 272, Class F1 (30 day Average SOFR + 0.614%), 5.939%, 08/15/2042 (B)	$922,416	$887,774
Series 280, Class F1 (30 day Average SOFR + 0.614%), 5.939%, 09/15/2042 (B)	931,883	896,597
Series 3924, Class NC, 4.000%, 09/15/2041	984,366	926,908
Series 4047, Class CX, 3.500%, 05/15/2042	1,877,000	1,655,022
Series 4091, Class BX, 3.250%, 10/15/2041	1,005,117	905,836
Series 4091, Class EX, 3.375%, 07/15/2042	648,769	584,337
Series 4117, Class HB, 2.500%, 10/15/2042	646,000	538,383
Series 4122, Class FP (30 day Average SOFR + 0.514%), 5.839%, 10/15/2042 (B)	706,249	677,767
Series 4205, Class PA, 1.750%, 05/15/2043	800,126	658,532
Series 4240, Class FA (30 day Average SOFR + 0.614%), 5.939%, 08/15/2043 (B)	1,718,815	1,651,959
Series 4248, Class FT (30 day Average SOFR + 0.614%), 5.939%, 09/15/2043 (B)	616,473	595,105
Series 4286, Class VF (30 day Average SOFR + 0.564%), 5.889%, 12/15/2043 (B)	1,388,500	1,336,857
Series 4446, Class CP, 2.250%, 03/15/2045	817,576	695,029
Series 4582, Class HA, 3.000%, 09/15/2045	3,257,015	2,948,966
Series 4614, Class FG (30 day Average SOFR + 0.614%), 5.939%, 09/15/2046 (B)	750,181	718,573
Series 4628, Class KF (30 day Average SOFR + 0.614%), 5.939%, 01/15/2055 (B)	922,218	871,405
Series 4631, Class FA (30 day Average SOFR + 0.614%), 5.939%, 11/15/2046 (B)	1,175,250	1,125,370
Series 4719, Class LA, 3.500%, 09/15/2047	936,021	843,311
Series 4719, Class LM, 3.000%, 09/15/2047	694,166	603,289
Series 4742, Class PA, 3.000%, 10/15/2047	1,073,065	941,761
Series 4793, Class FD (30 day Average SOFR + 0.414%), 5.739%, 06/15/2048 (B)	260,661	247,491
Series 4826, Class KF (30 day Average SOFR + 0.414%), 5.739%, 09/15/2048 (B)	549,003	521,913
Series 4857, Class JA, 3.350%, 01/15/2049	2,977,130	2,754,937
Series 4880, Class DA, 3.000%, 05/15/2050	1,624,757	1,432,472
Series 4903, Class NF (30 day Average SOFR + 0.514%), 5.843%, 08/25/2049 (B)	576,148	551,868

17

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4927, Class BG, 3.000%, 11/25/2049	$1,269,469	$1,108,155
Series 4937, Class MD, 2.500%, 10/25/2049	1,273,154	1,086,663
Series 4941, Class GA, 2.000%, 12/15/2047	724,328	586,680
Series 4957, Class MY, 3.000%, 02/25/2050	712,000	563,070
Series 4979, Class UC, 1.500%, 06/25/2050	2,336,736	1,828,029
Series 4990, Class FN (30 day Average SOFR + 0.464%), 5.793%, 05/25/2050 (B)	1,573,642	1,494,498
Series 4993, Class KF (30 day Average SOFR + 0.564%), 5.893%, 07/25/2050 (B)	4,825,977	4,600,052
Series 5004, Class FM (30 day Average SOFR + 0.464%), 5.793%, 08/25/2050 (B)	1,021,486	967,148
Series 5020, Class ET, 3.500%, 10/25/2050	1,040,703	920,847
Series 5091, Class AB, 1.500%, 03/25/2051	2,266,475	1,773,552
Series 5092, Class HE, 2.000%, 02/25/2051	1,238,257	999,964
Series 5116, Class PB, 2.250%, 02/25/2051	1,321,277	1,087,652
Series 5118, Class CA, 1.500%, 10/15/2033	1,095,000	937,191
Series 5119, Class AB, 1.500%, 08/25/2049	573,622	441,386
Series 5119, Class QF (30 day Average SOFR + 0.200%), 5.528%, 06/25/2051 (B)	1,464,400	1,366,783
Series 5143, Class GA, 2.000%, 06/25/2049	729,917	580,654
Series 5156, Class DC, 2.000%, 09/25/2051	1,391,684	1,148,170
Series 5159, Class UA, 2.500%, 12/25/2048	1,385,630	1,176,173
Series 5178, Class TP, 2.500%, 04/25/2049	1,445,799	1,219,043
Series 5182, Class D, 2.500%, 11/25/2043	5,410,643	4,796,062
Series 5182, Class M, 2.500%, 05/25/2049	878,695	740,971
Series 5184, Class AB, 2.500%, 05/25/2048	790,703	676,360
Series 5194, Class G, 2.500%, 01/25/2051	1,577,578	1,249,980
Series 5201, Class CA, 2.500%, 07/25/2048	1,278,485	1,101,257
Series 5202, Class BH, 2.000%, 12/25/2047	823,929	724,214
Series 5202, Class LA, 2.500%, 05/25/2049	1,338,155	1,130,666
Series 5203, Class G, 2.500%, 11/25/2048	594,785	509,123
Series 5206, Class CD, 3.500%, 05/25/2049	1,554,163	1,371,036
Series 5207, Class PA, 3.000%, 06/25/2051	1,705,662	1,480,505
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5209, Class EA, 3.000%, 08/25/2050	$1,284,169	$1,127,127
Series 5209, Class EJ, 3.000%, 08/25/2050	1,284,169	1,127,127
Series 5210, Class DC, 3.000%, 09/25/2051	1,209,118	1,086,607
Series 5220, Class QK, 3.500%, 09/25/2050	2,502,342	2,310,597
Series 5228, Class TN, 3.500%, 07/25/2039	850,075	788,865
Series 5300, Class C, 2.000%, 09/25/2047	1,978,498	1,786,152
Series 5335, Class FB (30 day Average SOFR + 0.814%), 6.139%, 10/15/2039 (B)	2,173,396	2,162,422
Series 5338, Class FH (30 day Average SOFR + 0.414%), 5.739%, 04/15/2045 (B)	2,064,191	1,975,922
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	87,886	87,723
Series 2012-111, Class FC (30 day Average SOFR + 0.514%), 5.843%, 10/25/2042 (B)	811,329	783,394
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 5.793%, 12/25/2042 (B)	781,627	748,216
Series 2012-151, Class NX, 1.500%, 01/25/2043	710,536	581,161
Series 2013-11, Class AP, 1.500%, 01/25/2043	2,711,384	2,373,021
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 5.793%, 03/25/2043 (B)	938,071	897,683
Series 2013-43, Class BP, 1.750%, 05/25/2043	992,089	819,237
Series 2014-25, Class EL, 3.000%, 05/25/2044	883,640	770,670
Series 2014-74, Class PC, 2.500%, 06/25/2044	747,315	676,273
Series 2015-20, Class EF (30 day Average SOFR + 0.464%), 5.793%, 04/25/2045 (B)	2,204,163	2,100,420
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 5.743%, 05/25/2045 (B)	1,370,572	1,309,992
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 5.743%, 05/25/2045 (B)	835,057	793,222
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 5.743%, 07/25/2045 (B)	1,024,054	973,777
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,654,098	1,404,201
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,978,704	2,668,342
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 5.843%, 04/25/2046 (B)	3,279,078	3,206,265
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,826,673	2,531,356

18

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-57, Class PC, 1.750%, 06/25/2046	$5,747,269	$4,628,001
Series 2017-13, Class PA, 3.000%, 08/25/2046	734,353	653,577
Series 2017-30, Class FA (30 day Average SOFR + 0.464%), 5.793%, 05/25/2047 (B)	550,804	526,411
Series 2017-78, Class FC (30 day Average SOFR + 0.464%), 5.793%, 10/25/2047 (B)	1,029,986	982,000
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,110,154	1,017,251
Series 2018-38, Class MA, 3.300%, 06/25/2048	1,452,572	1,338,533
Series 2018-55, Class GA, 3.375%, 08/25/2048	1,073,682	991,355
Series 2018-64, Class A, 3.000%, 09/25/2048	946,924	806,578
Series 2018-8, Class KL, 2.500%, 03/25/2047	740,214	643,519
Series 2018-85, Class EA, 3.500%, 12/25/2048	736,864	680,219
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 5.943%, 04/25/2049 (B)	527,673	507,482
Series 2019-25, Class PA, 3.000%, 05/25/2048	2,110,126	1,878,047
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 5.943%, 08/25/2059 (B)	1,355,204	1,285,828
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 5.843%, 08/25/2049 (B)	1,047,483	1,001,522
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 5.893%, 11/25/2049 (B)	524,962	502,262
Series 2019-8, Class GA, 3.000%, 03/25/2049	3,103,401	2,694,064
Series 2020-34, Class F (30 day Average SOFR + 0.564%), 5.893%, 06/25/2050 (B)	720,398	688,743
Series 2020-37, Class DA, 1.500%, 06/25/2050	585,895	498,272
Series 2020-45, Class JL, 3.000%, 07/25/2040	2,183,036	1,920,133
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,124,866	896,467
Series 2020-48, Class DA, 2.000%, 07/25/2050	3,395,989	2,768,768
Series 2020-59, Class NC, 3.000%, 08/25/2040	1,195,404	1,061,000
Series 2021-22, Class MN, 2.750%, 10/25/2050	1,334,870	1,126,978
Series 2021-27, Class EC, 1.500%, 05/25/2051	4,058,499	3,179,723
Series 2021-33, Class AV, 2.500%, 03/25/2048	519,291	369,695
Series 2021-42, Class AC, 2.000%, 02/25/2051	1,071,230	877,982
Series 2021-42, Class DC, 2.000%, 11/25/2050	2,505,053	2,031,857
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-73, Class A, 2.500%, 11/25/2049	$1,383,775	$1,158,389
Series 2021-73, Class DJ, 2.000%, 03/25/2049	1,386,192	1,082,482
Series 2021-76, Class KB, 1.250%, 11/25/2051	626,109	495,531
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,610,252	1,269,330
Series 2021-78, Class PA, 2.500%, 11/25/2051	1,003,057	840,026
Series 2021-86, Class MA, 2.500%, 11/25/2047	2,288,666	1,987,460
Series 2021-91, Class AB, 2.500%, 09/25/2049	1,347,287	1,133,414
Series 2021-95, Class MA, 2.500%, 04/25/2050	1,634,422	1,358,639
Series 2021-96, Class AH, 2.500%, 03/25/2049	1,466,158	1,225,503
Series 2022-11, Class A, 2.500%, 07/25/2047	2,656,144	2,324,438
Series 2022-11, Class D, 3.000%, 01/25/2050	1,441,412	1,263,875
Series 2022-18, Class DL, 3.250%, 07/25/2046	1,878,653	1,694,084
Series 2022-28, Class CA, 2.000%, 01/25/2048	1,094,099	956,179
Series 2022-3, Class N, 2.000%, 10/25/2047	1,797,033	1,504,463
Series 2022-4, Class MH, 3.000%, 09/25/2048	1,506,128	1,340,134
Series 2022-9, Class DJ, 3.250%, 03/25/2049	1,035,220	911,832
Series 2023-37, Class FG (30 day Average SOFR + 0.414%), 5.743%, 08/25/2050 (B)	3,604,995	3,435,716
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 5.843%, 01/25/2050 (B)	2,290,565	2,196,632
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.993%, 06/25/2040 (B)	1,480,896	1,449,676
Series 414, Class A35, 3.500%, 10/25/2042	828,717	762,187
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	1,158,719	1,114,427
Series 2012-141, Class WA, 4.513%, 11/16/2041 (F)	258,744	245,276
Series 2013-152, Class HA, 2.500%, 06/20/2043	1,260,423	1,119,071
Series 2014-181, Class L, 3.000%, 12/20/2044	774,000	670,595
Series 2015-144, Class CA, 2.500%, 10/20/2045	1,309,039	1,104,577
Series 2015-161, Class GF (1 month CME Term SOFR + 0.414%), 5.746%, 11/20/2045 (B)	706,878	675,296
Series 2016-93, Class AB, 1.750%, 07/20/2044	1,408,136	1,085,950
Series 2017-139, Class GA, 3.000%, 09/20/2047	2,914,001	2,563,191

19

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-167, Class BQ, 2.500%, 08/20/2044	$724,785	$647,997
Series 2018-65, Class DC, 3.500%, 05/20/2048	948,000	827,004
Series 2020-133, Class GA, 1.000%, 09/20/2050	1,512,066	1,244,727
Series 2020-138, Class LE, 1.500%, 09/20/2050	3,370,844	2,571,650
Series 2021-227, Class E, 2.500%, 07/20/2050	5,327,573	4,473,346
Series 2021-27, Class BD, 5.000%, 02/20/2051	860,968	830,814
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	1,250,433	1,189,844
Series 2021-27, Class NT, 5.000%, 02/20/2051	983,312	919,261
Series 2021-27, Class Q, 5.000%, 02/20/2051	869,103	815,081
Series 2021-8, Class CY, 5.000%, 01/20/2051	888,982	864,142
Series 2022-107, Class C, 2.500%, 06/20/2051	3,706,988	3,024,799
Series 2022-153, Class KA, 4.000%, 12/20/2049	1,296,578	1,230,041
Series 2022-191, Class B, 4.000%, 06/20/2041	5,488,000	4,954,218
Series 2022-191, Class BY, 4.000%, 08/20/2041	6,020,000	5,442,572
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 6.025%, 11/20/2052 (B)	3,879,401	3,794,013
Series 2022-205, Class A, 2.000%, 09/20/2051	1,496,063	1,130,340
Series 2022-31, Class GH, 2.500%, 12/20/2049	2,772,552	2,374,861
Series 2022-34, Class DN, 3.500%, 09/20/2041	2,397,500	2,180,901
Series 2022-5, Class BA, 2.000%, 10/20/2049	5,743,054	4,770,406
Series 2022-66, Class CG, 3.500%, 04/20/2052	2,737,858	2,525,001
Series 2022-84, Class A, 2.500%, 01/20/2052	1,103,461	901,681
		219,510,454
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $267,542,855)		$253,273,619
ASSET BACKED SECURITIES – 6.7%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 06/15/2031	666,000	661,484
American Express Credit Account Master Trust Series 2023-1, Class A 4.870%, 05/15/2028	971,000	966,244
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	1,232,000	1,212,772
Series 2023-1, Class A3 5.620%, 11/18/2027	684,000	682,057
Series 2023-2, Class A3 5.810%, 05/18/2028	1,355,000	1,356,770
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	$869,000	$823,871
BMW Vehicle Lease Trust Series 2023-1, Class A4 5.070%, 06/25/2026	960,000	954,190
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3 4.870%, 02/15/2028	2,384,000	2,364,425
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	814,000	788,645
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 7.107%, 11/26/2046 (B)(D)	402,697	402,197
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	544,953	516,090
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	601,916	547,479
Discover Card Execution Note Trust
Series 2022-A3, Class A3 3.560%, 07/15/2027	3,395,000	3,297,856
Series 2023-A1, Class A 4.310%, 03/15/2028	2,583,000	2,535,645
Series 2023-A2, Class A 4.930%, 06/15/2028	5,801,000	5,773,398
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	2,108,000	2,013,257
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	602,171
Series 2023-A, Class A3 4.650%, 02/15/2028	2,798,000	2,761,587
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	897,000	888,991
Series 2023-3, Class A4 5.440%, 08/20/2027	610,000	608,629
GM Financial Consumer Automobile Receivables Trust Series 2022-4, Class A3 4.820%, 08/16/2027	1,082,000	1,071,759
Hertz Vehicle Financing LLC
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	1,173,000	1,132,206
Series 2023-2A, Class A 5.570%, 09/25/2029 (D)	1,635,000	1,613,629
Series 2023-4A, Class A 6.150%, 03/25/2030 (D)	963,000	972,439
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	1,433,000	1,419,152
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	1,011,000	1,018,353
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	897,393
Series 2022-A, Class A3 2.220%, 10/15/2026	1,779,000	1,731,535
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	571,072
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,235,642
Series 2023-B, Class A3 5.480%, 04/17/2028	781,000	785,397

20

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	$1,392,000	$1,390,920
Series 2023-1, Class A4 4.310%, 04/16/2029	1,131,000	1,103,193
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) 7.037%, 10/15/2031 (B)(D)	422,087	422,727
Series 2016-AA, Class A2B (1 month CME Term SOFR + 2.264%) 7.587%, 12/15/2045 (B)(D)	133,220	133,904
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	603,833	576,912
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	1,075,023	1,025,610
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,668,717	1,551,628
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	881,992	812,684
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	119,302	106,779
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	43,052	38,026
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	380,239	325,794
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	102,213	87,251
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	2,616,975	2,216,026
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,401,031	1,162,903
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	412,019	350,455
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	3,525,429	3,052,686
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,528,745	1,319,175
Nelnet Student Loan Trust
Series 2004-3, Class A5 (90 day Average SOFR + 0.442%) 5.776%, 10/27/2036 (B)	123,926	121,400
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 5.756%, 01/25/2037 (B)	1,103,323	1,088,121
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 5.706%, 10/25/2033 (B)	2,289,005	2,242,069
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 5.603%, 03/23/2037 (B)	2,544,305	2,495,693
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 5.623%, 12/24/2035 (B)	1,840,579	1,808,864
Series 2005-4, Class A4 (90 day Average SOFR + 0.442%) 5.683%, 03/22/2032 (B)	303,036	287,172
Nissan Auto Lease Trust Series 2023-B, Class A4 5.610%, 11/15/2027	1,289,000	1,291,060
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	820,000	802,072
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	$1,216,000	$1,203,344
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	598,000	585,666
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	1,152,861	1,145,013
Series 2022-3, Class A3 3.400%, 12/15/2026	688,127	681,868
Series 2022-4, Class A3 4.140%, 02/16/2027	1,327,549	1,316,438
Series 2022-5, Class A3 4.110%, 08/17/2026	930,773	925,661
Series 2022-6, Class A3 4.490%, 11/16/2026	2,612,020	2,596,844
Series 2022-7, Class A3 5.750%, 04/15/2027	685,000	683,686
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	62,082	60,333
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	791,149	705,250
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	3,397,648	3,028,504
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,768,826	2,379,569
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	693,109	613,273
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,517,206	1,354,706
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	168,335	161,115
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	135,629	121,865
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	1,110,910	915,187
Synchrony Card Funding LLC Series 2023-A1, Class A 5.540%, 07/15/2029	4,200,000	4,220,757
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	1,285,000	1,274,703
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	763,110
Series 2023-A, Class A4 4.420%, 08/15/2028	1,064,000	1,039,482
Series 2023-B, Class A3 4.710%, 02/15/2028	1,672,000	1,655,392
Series 2023-C, Class A3 5.160%, 04/17/2028	2,819,000	2,816,290
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	1,023,000	977,943
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	2,260,000	2,190,866
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	1,676,000	1,628,389
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	2,468,000	2,429,210
Series 2023-2, Class A 4.890%, 04/13/2028	925,000	916,667

21

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Master Trust (continued)
Series 2023-4, Class A1A 5.160%, 06/20/2029	$4,573,000	$4,566,223
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3 5.020%, 06/20/2028	1,870,000	1,860,111
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	1,320,358	1,318,601
TOTAL ASSET BACKED SECURITIES (Cost $118,403,507)		$114,155,525
SHORT-TERM INVESTMENTS – 5.1%
Short-term funds – 5.1%
John Hancock Collateral Trust, 5.4088% (G)(H)	80,262	802,626
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3000% (G)	85,893,040	85,893,040
TOTAL SHORT-TERM INVESTMENTS (Cost $86,695,624)		$86,695,666
Total Investments (Core Bond Fund) (Cost $1,926,370,415) – 108.1%		$1,858,241,134
Other assets and liabilities, net – (8.1%)		(138,573,277)
TOTAL NET ASSETS – 100.0%		$1,719,667,857
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $783,290.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 11-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Financials – 0.1%
Insurance – 0.1%
Oscar Health, Inc., Class A (A)	17,600	$149,600
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 98.9%
Biotechnology – 29.4%
AbbVie, Inc.	12,026	$1,712,382
ACADIA Pharmaceuticals, Inc. (A)	25,131	559,919
Agios Pharmaceuticals, Inc. (A)	6,382	141,872
Akero Therapeutics, Inc. (A)	12,988	217,419
Alector, Inc. (A)	15,178	82,265
Alkermes PLC (A)	9,856	237,924
Allakos, Inc. (A)	26,930	59,785
Allogene Therapeutics, Inc. (A)	46,738	109,834
Alnylam Pharmaceuticals, Inc. (A)	21,670	3,645,978
Ambrx Biopharma, Inc. (A)	14,299	165,010
Amgen, Inc.	18,490	4,985,644
AnaptysBio, Inc. (A)	3,200	45,248
Apellis Pharmaceuticals, Inc. (A)	19,680	1,060,162
Apogee Therapeutics, Inc. (A)	10,180	198,612
Arcellx, Inc. (A)	4,506	236,700
Ardelyx, Inc. (A)	26,309	118,654
Argenx SE, ADR (A)	11,749	5,294,217
Ascendis Pharma A/S, ADR (A)	5,828	585,306
Aura Biosciences, Inc. (A)	11,763	94,339
Avidity Biosciences, Inc. (A)	36,946	288,548
BeiGene, Ltd., ADR (A)	10,714	2,002,875
Bicycle Therapeutics PLC, ADR (A)	11,039	158,962
Biogen, Inc. (A)	5,718	1,338,469
Biohaven, Ltd. (A)	27,967	931,860
BioMarin Pharmaceutical, Inc. (A)	16,571	1,509,287
Blueprint Medicines Corp. (A)	28,991	2,018,933
Cargo Therapeutics, Inc. (A)	19,935	298,028
Celldex Therapeutics, Inc. (A)	7,307	220,744
Centessa Pharmaceuticals PLC, ADR (A)	34,369	206,214
Cerevel Therapeutics Holdings, Inc. (A)	41,853	1,085,248
Crinetics Pharmaceuticals, Inc. (A)	13,037	414,446
CRISPR Therapeutics AG (A)	7,006	467,510
Cytokinetics, Inc. (A)	9,728	325,693
Day One Biopharmaceuticals, Inc. (A)	14,310	165,710
Denali Therapeutics, Inc. (A)	11,193	207,294
Disc Medicine, Inc. (A)	2,082	114,885
Entrada Therapeutics, Inc. (A)	15,167	196,716
Exact Sciences Corp. (A)	19,252	1,232,128
Exelixis, Inc. (A)	26,896	586,602
Generation Bio Company (A)	45,593	51,520
Genmab A/S (A)	2,352	739,740
Ideaya Biosciences, Inc. (A)	16,604	522,196
IGM Biosciences, Inc. (A)	16,325	110,031
Immatics NV (A)	18,386	162,532
Immuneering Corp., Class A (A)	37,414	245,436
Immunocore Holdings PLC, ADR (A)	33,920	1,788,602
Immunome, Inc. (A)	15,000	111,900
Immunovant, Inc. (A)	5,755	225,193
Incyte Corp. (A)	9,510	516,773
Insmed, Inc. (A)	40,246	1,006,955
Intellia Therapeutics, Inc. (A)	5,442	161,246
Ionis Pharmaceuticals, Inc. (A)	25,191	1,246,199
Iovance Biotherapeutics, Inc. (A)	43,815	265,957
Karuna Therapeutics, Inc. (A)	15,050	2,877,711
Keros Therapeutics, Inc. (A)	5,207	157,980
Krystal Biotech, Inc. (A)	2,883	300,495
Kymera Therapeutics, Inc. (A)	15,326	318,168
Legend Biotech Corp., ADR (A)	28,109	1,709,589
Lyell Immunopharma, Inc. (A)	97,310	168,346
Madrigal Pharmaceuticals, Inc. (A)	2,052	417,172
Monte Rosa Therapeutics, Inc. (A)	35,064	108,698
MoonLake Immunotherapeutics (A)	19,651	862,875
Morphic Holding, Inc. (A)	11,046	261,790
MorphoSys AG, ADR (A)	5,222	35,718

22

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Neurocrine Biosciences, Inc. (A)	5,023	$585,632
Nuvalent, Inc., Class A (A)	6,597	431,246
ORIC Pharmaceuticals, Inc. (A)	3,258	25,738
Pharming Group NV (A)	129,911	150,017
Prelude Therapeutics, Inc. (A)	17,193	56,909
Prime Medicine, Inc. (A)	14,441	104,842
Protagonist Therapeutics, Inc. (A)	15,864	288,883
Prothena Corp. PLC (A)	16,540	538,873
PTC Therapeutics, Inc. (A)	8,123	186,991
RAPT Therapeutics, Inc. (A)	11,675	169,521
RayzeBio, Inc. (A)	7,333	175,112
Regeneron Pharmaceuticals, Inc. (A)	11,964	9,856,063
Relay Therapeutics, Inc. (A)	58,134	459,840
Replimune Group, Inc. (A)	31,946	357,156
REVOLUTION Medicines, Inc. (A)	29,936	698,407
Rocket Pharmaceuticals, Inc. (A)	20,382	475,512
Roivant Sciences, Ltd. (A)	56,497	540,111
Sage Therapeutics, Inc. (A)	12,350	241,813
Sana Biotechnology, Inc. (A)	51,869	210,588
Sarepta Therapeutics, Inc. (A)	9,882	803,209
Scholar Rock Holding Corp. (A)	43,766	551,014
SpringWorks Therapeutics, Inc. (A)	16,074	488,489
Taysha Gene Therapies, Inc. (A)	17,700	31,152
Tenaya Therapeutics, Inc. (A)	33,831	63,602
Ultragenyx Pharmaceutical, Inc. (A)	23,352	907,225
Vaxcyte, Inc. (A)	12,511	647,694
Vertex Pharmaceuticals, Inc. (A)	20,034	7,108,264
Voyager Therapeutics, Inc. (A)	18,592	134,978
Xencor, Inc. (A)	17,412	319,336
Zai Lab, Ltd., ADR (A)	25,635	699,579
Zentalis Pharmaceuticals, Inc. (A)	18,712	210,510
		75,212,550
Health care equipment and supplies – 15.8%
Baxter International, Inc.	6,354	229,252
Becton, Dickinson and Company	14,903	3,519,791
Boston Scientific Corp. (A)	34,374	1,921,163
DexCom, Inc. (A)	15,857	1,831,801
Edwards Lifesciences Corp. (A)	23,568	1,595,789
Hologic, Inc. (A)	26,420	1,883,746
Inari Medical, Inc. (A)	6,841	408,339
Insulet Corp. (A)	5,362	1,013,901
Intuitive Surgical, Inc. (A)	30,219	9,393,274
iRhythm Technologies, Inc. (A)	4,101	349,733
Lantheus Holdings, Inc. (A)	10,134	725,797
Masimo Corp. (A)	5,469	512,773
Novocure, Ltd. (A)	26,672	327,265
Orchestra BioMed Holdings, Inc. (A)	19,166	119,213
Penumbra, Inc. (A)	14,250	3,164,783
PROCEPT BioRobotics Corp. (A)	16,825	623,703
Shockwave Medical, Inc. (A)	7,873	1,374,232
Sonova Holding AG	829	239,344
STERIS PLC	2,092	420,366
Stryker Corp.	29,422	8,718,621
Teleflex, Inc.	4,730	1,067,514
Zimmer Biomet Holdings, Inc.	7,123	828,476
		40,268,876
Health care providers and services – 21.3%
agilon health, Inc. (A)	47,394	503,324
Alignment Healthcare, Inc. (A)	23,703	177,773
Cardinal Health, Inc.	4,918	526,619
Cencora, Inc.	3,467	705,084
Centene Corp. (A)	32,422	2,388,853
Elevance Health, Inc.	19,949	9,565,346
GeneDx Holdings Corp. (A)	990	1,733
Guardant Health, Inc. (A)	24,041	605,112
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HCA Healthcare, Inc.	8,487	$2,125,824
Humana, Inc.	9,953	4,825,812
McKesson Corp.	2,498	1,175,459
Molina Healthcare, Inc. (A)	13,356	4,882,419
Privia Health Group, Inc. (A)	14,031	289,880
Surgery Partners, Inc. (A)	19,610	642,228
Tenet Healthcare Corp. (A)	6,798	469,130
The Cigna Group	11,540	3,033,635
UnitedHealth Group, Inc.	40,710	22,511,410
		54,429,641
Health care technology – 0.7%
Schrodinger, Inc. (A)	12,890	400,750
Veeva Systems, Inc., Class A (A)	7,456	1,299,655
		1,700,405
Life sciences tools and services – 12.5%
10X Genomics, Inc., Class A (A)	22,462	977,546
Agilent Technologies, Inc.	24,059	3,074,740
Avantor, Inc. (A)	48,333	1,023,693
Bio-Techne Corp.	9,639	606,293
Bruker Corp.	15,039	978,889
Charles River Laboratories International, Inc. (A)	1,763	347,452
Danaher Corp.	32,562	7,271,420
Evotec SE (A)	9,574	194,109
ICON PLC (A)	3,615	964,988
Illumina, Inc. (A)	2,497	254,569
IQVIA Holdings, Inc. (A)	3,605	771,831
Pacific Biosciences of California, Inc. (A)	60,092	509,580
Repligen Corp. (A)	5,539	871,008
Thermo Fisher Scientific, Inc.	24,002	11,899,232
West Pharmaceutical Services, Inc.	6,149	2,156,823
		31,902,173
Pharmaceuticals – 19.2%
Amylyx Pharmaceuticals, Inc. (A)	5,600	79,296
Arvinas, Inc. (A)	11,764	258,455
Astellas Pharma, Inc.	55,700	678,864
AstraZeneca PLC, ADR	85,713	5,536,203
Catalent, Inc. (A)	23,051	895,531
CymaBay Therapeutics, Inc. (A)	9,285	177,622
Daiichi Sankyo Company, Ltd.	20,300	550,072
Eli Lilly & Company	37,016	21,877,937
EyePoint Pharmaceuticals, Inc. (A)	7,200	45,000
Intra-Cellular Therapies, Inc. (A)	1,300	79,781
Johnson & Johnson	14,813	2,290,979
Longboard Pharmaceuticals, Inc. (A)	12,631	47,493
Merck & Company, Inc.	87,660	8,983,397
Novo Nordisk A/S, ADR	28,898	2,942,972
Pfizer, Inc.	62,570	1,906,508
Pliant Therapeutics, Inc. (A)	13,397	186,084
Relmada Therapeutics, Inc. (A)	1,197	2,957
Royalty Pharma PLC, Class A	23,132	626,183
Structure Therapeutics, Inc., ADR (A)	15,906	885,805
Ventyx Biosciences, Inc. (A)	9,222	19,920
WaVe Life Sciences, Ltd. (A)	18,000	95,580
Zoetis, Inc.	5,206	919,744
		49,086,383
		252,600,028
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	91,101	117,520
TOTAL COMMON STOCKS (Cost $181,710,583)		$252,867,148

23

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.5%
Health care – 0.5%
Life sciences tools and services – 0.5%
Sartorius AG	3,448	$1,112,686
TOTAL PREFERRED SECURITIES (Cost $538,881)		$1,112,686
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	6,524	297
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	7,150	61
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,900	522
TOTAL WARRANTS (Cost $42,435)		$880
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3000% (B)	1,004,536	1,004,536
T. Rowe Price Government Reserve Fund, 5.3909% (B)	1,866,787	1,866,787
TOTAL SHORT-TERM INVESTMENTS (Cost $2,871,323)		$2,871,323
Total Investments (Health Sciences Fund) (Cost $185,163,222) – 100.6%		$256,852,037
Other assets and liabilities, net – (0.6%)		(1,479,256)
TOTAL NET ASSETS – 100.0%		$255,372,781
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-23.
High Yield Fund
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Argentina – 0.4%
Provincia de Buenos Aires 6.375%, (6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$968,484	$352,528
Republic of Argentina
0.750%, (0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	716,203	265,601
1.000%, 07/09/2029	54,775	19,723
3.625%, (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	476,895	153,866
		791,718
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,275,310)		$791,718
CORPORATE BONDS – 81.8%
Communication services – 11.1%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	873,000	907,920
Allen Media LLC 10.500%, 02/15/2028 (A)	1,860,000	938,212
Altice Financing SA 5.750%, 08/15/2029 (A)	1,050,000	863,187
Altice France Holding SA 10.500%, 05/15/2027 (A)	770,000	408,987
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Altice France SA
5.125%, 07/15/2029 (A)	$900,000	$643,689
5.500%, 01/15/2028 (A)	840,000	642,734
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)	1,350,000	916,238
Banijay Entertainment SASU 8.125%, 05/01/2029 (A)	510,000	514,242
CCO Holdings LLC
4.250%, 01/15/2034 (A)	1,440,000	1,123,300
4.500%, 05/01/2032	1,740,000	1,433,110
4.750%, 02/01/2032 (A)	350,000	293,997
Charter Communications Operating LLC 3.700%, 04/01/2051	680,000	420,786
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	700,000	551,719
CSC Holdings LLC
4.500%, 11/15/2031 (A)	330,000	233,535
5.000%, 11/15/2031 (A)	430,000	240,312
5.750%, 01/15/2030 (A)	660,000	372,900
6.500%, 02/01/2029 (A)	900,000	761,202
11.250%, 05/15/2028 (A)	430,000	429,245
Directv Financing LLC 5.875%, 08/15/2027 (A)	950,000	854,849
DISH DBS Corp.
5.125%, 06/01/2029	1,020,000	462,137
5.750%, 12/01/2028 (A)	1,210,000	896,229
5.875%, 11/15/2024	110,000	96,565
7.750%, 07/01/2026	1,800,000	1,074,375
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	860,000	755,166
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	22,892
5.250%, 08/15/2027 (A)	780,000	597,763
Match Group Holdings II LLC 4.625%, 06/01/2028 (A)(B)	720,000	671,171
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	700,000	591,194
Sprint Capital Corp. 8.750%, 03/15/2032	350,000	418,285
Telecom Italia Capital SA 6.000%, 09/30/2034	570,000	514,410
Time Warner Cable LLC 7.300%, 07/01/2038	400,000	400,109
Univision Communications, Inc. 8.000%, 08/15/2028 (A)	410,000	414,444
UPC Holding BV 5.500%, 01/15/2028 (A)	400,000	363,220
Urban One, Inc. 7.375%, 02/01/2028 (A)	400,000	339,091
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	550,000	517,580
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	500,000	427,205
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	430,000	363,350
		21,475,350
Consumer discretionary – 19.4%
Academy, Ltd. 6.000%, 11/15/2027 (A)	650,000	634,251
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	196,000	183,876
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029	1,000,000	827,608

24

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)		$754,645	$843,316
Bath & Body Works, Inc.
5.250%, 02/01/2028		310,000	297,853
6.625%, 10/01/2030 (A)		860,000	851,221
9.375%, 07/01/2025 (A)		370,000	386,618
Boyne USA, Inc. 4.750%, 05/15/2029 (A)		480,000	433,929
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)		530,000	465,714
7.000%, 02/15/2030 (A)		680,000	680,612
8.125%, 07/01/2027 (A)		240,000	244,501
Carnival Corp.
5.750%, 03/01/2027 (A)		470,000	446,770
6.000%, 05/01/2029 (A)		1,050,000	966,007
7.000%, 08/15/2029 (A)		400,000	407,824
10.500%, 06/01/2030 (A)		1,150,000	1,226,225
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)		620,000	674,188
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)		980,000	772,975
Carriage Services, Inc. 4.250%, 05/15/2029 (A)		420,000	355,404
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)		470,000	411,106
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)		550,000	469,123
Empire Communities Corp. 7.000%, 12/15/2025 (A)		900,000	859,548
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)		400,000	355,380
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)		2,983,778	298
Foot Locker, Inc. 4.000%, 10/01/2029 (A)		760,000	613,487
Ford Motor Company
3.250%, 02/12/2032		600,000	478,572
6.100%, 08/19/2032		30,000	29,187
Ford Motor Credit Company LLC
4.000%, 11/13/2030		920,000	790,865
5.113%, 05/03/2029		1,160,000	1,090,135
7.350%, 03/06/2030		520,000	540,054
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		1,110,000	997,302
Marston's Issuer PLC 7.874%, (SONIA + 2.669%), 07/16/2035 (D)	GBP	380,000	345,343
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$650,000	542,084
Mohegan Tribal Gaming Authority
8.000%, 02/01/2026 (A)		512,000	479,360
13.250%, 12/15/2027 (A)		240,000	253,800
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)		2,000,000	1,936,225
7.750%, 02/15/2029 (A)		800,000	757,816
8.125%, 01/15/2029 (A)		790,000	804,427
8.375%, 02/01/2028 (A)		1,240,000	1,282,712
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)		430,000	402,797
PetSmart, Inc. 7.750%, 02/15/2029 (A)		250,000	235,665
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/2028		940,000	840,408
7.250%, 01/15/2030 (A)		970,000	988,023
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd. (continued)
11.625%, 08/15/2027 (A)	$1,010,000	$1,095,394
Sands China, Ltd.
3.500%, 08/08/2031	490,000	390,856
5.650%, 08/08/2028	200,000	191,477
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	460,000	461,431
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	390,000	354,374
StoneMor, Inc. 8.500%, 05/15/2029 (A)	340,000	272,000
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	280,000	274,704
The Michaels Companies, Inc. 5.250%, 05/01/2028 (A)	740,000	540,148
TopBuild Corp. 3.625%, 03/15/2029 (A)	400,000	349,512
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	930,000	846,849
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	310,000	291,859
7.000%, 02/15/2029 (A)	1,590,000	1,522,902
9.125%, 07/15/2031 (A)	1,110,000	1,154,470
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	350,000	326,624
WW International, Inc. 4.500%, 04/15/2029 (A)	1,000,000	574,555
Wynn Macau, Ltd. 5.625%, 08/26/2028 (A)	1,490,000	1,321,134
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	510,000	459,315
7.125%, 02/15/2031 (A)	390,000	388,257
ZF North America Capital, Inc. 7.125%, 04/14/2030 (A)	520,000	533,783
		37,552,253
Consumer staples – 0.9%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	490,000	473,088
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	700,000	581,033
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	720,000	616,500
		1,670,621
Energy – 10.1%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,100,000	1,055,582
Blue Racer Midstream LLC 6.625%, 07/15/2026 (A)	1,100,000	1,079,595
Chord Energy Corp. 6.375%, 06/01/2026 (A)	1,160,000	1,152,518
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	700,000	609,508
Crescent Energy Finance LLC 9.250%, 02/15/2028 (A)	610,000	630,374
Diamond Foreign Asset Company 8.500%, 10/01/2030 (A)	500,000	501,442
Endeavor Energy Resources LP 5.750%, 01/30/2028 (A)	1,000,000	975,472
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (E)	230,000	215,370
EQM Midstream Partners LP
5.500%, 07/15/2028	400,000	388,791
6.500%, 07/15/2048	990,000	910,747

25

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Hilcorp Energy I LP
6.250%, 04/15/2032 (A)	$670,000	$618,813
8.375%, 11/01/2033 (A)	410,000	422,330
Howard Midstream Energy Partners LLC
6.750%, 01/15/2027 (A)	810,000	785,388
8.875%, 07/15/2028 (A)	420,000	436,764
MEG Energy Corp. 5.875%, 02/01/2029 (A)	350,000	334,554
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	750,000	716,940
Noble Finance II LLC 8.000%, 04/15/2030 (A)	430,000	441,301
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	700,000	707,221
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	600,000	573,388
7.000%, 01/15/2032 (A)	460,000	461,259
8.000%, 04/15/2027 (A)	180,000	183,835
9.875%, 07/15/2031 (A)	620,000	677,805
Range Resources Corp. 8.250%, 01/15/2029	800,000	829,048
Shelf Drilling Holdings, Ltd. 9.625%, 04/15/2029 (A)	700,000	673,512
Southwestern Energy Company
4.750%, 02/01/2032	930,000	829,428
8.375%, 09/15/2028	400,000	413,692
Summit Midstream Holdings LLC 9.000%, 10/15/2026 (A)	430,000	427,349
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	670,000	604,960
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	280,000	229,173
4.125%, 08/15/2031 (A)	420,000	362,281
6.250%, 01/15/2030 (A)	500,000	490,684
Venture Global LNG, Inc. 9.875%, 02/01/2032 (A)	900,000	922,358
		19,661,482
Financials – 10.4%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	350,000	279,276
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	860,000	698,786
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (E)	400,000	393,484
BNP Paribas SA
7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(E)	820,000	814,037
7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (A)(E)	540,000	531,265
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	700,000	665,000
6.875%, 04/15/2030 (A)	630,000	592,200
9.250%, 07/01/2031 (A)	570,000	587,380
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	720,000	529,443
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(E)	560,000	561,400
Credit Suisse AG 3.625%, 09/09/2024	250,000	245,034
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
FirstCash, Inc.
4.625%, 09/01/2028 (A)	$530,000	$485,405
5.625%, 01/01/2030 (A)	170,000	159,134
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	1,964,665	1,837,826
GTCR W-2 Merger Sub LLC 7.500%, 01/15/2031 (A)	1,210,000	1,232,688
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	977,637	967,971
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	640,000	495,589
Jane Street Group 4.500%, 11/15/2029 (A)	480,000	429,631
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	230,000	212,217
4.750%, 06/15/2029 (A)	490,000	426,614
Lloyds Banking Group PLC 8.000%, (8.000% to 9-27-29, then 5 Year CMT + 3.913%), 09/27/2029 (E)	810,000	767,133
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	362,250
6.500%, 05/01/2028 (A)	590,000	513,300
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	460,000	462,599
Paysafe Finance PLC 4.000%, 06/15/2029 (A)	900,000	743,886
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	600,000	504,000
4.000%, 10/15/2033 (A)	890,000	719,592
Ryan Specialty LLC 4.375%, 02/01/2030 (A)	670,000	604,675
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	640,000	643,384
The Charles Schwab Corp. 4.000%, (4.000% to 12-1-30, then 10 Year CMT + 3.079%), 12/01/2030 (E)	370,000	279,396
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082	550,000	553,040
UBS Group AG
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (A)	330,000	336,773
9.016%, (9.016% to 11-15-32, then Overnight SOFR + 5.020%), 11/15/2033 (A)	340,000	402,397
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(E)	430,000	449,254
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	790,000	690,113
		20,176,172
Health care – 4.8%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	500,000	394,870
5.125%, 03/01/2030 (A)	310,000	246,825
Akumin, Inc. 7.000%, 11/01/2025 (A)(C)	1,000,000	802,500
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	390,000	338,053

26

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (A)		$180,000	$100,188
6.250%, 02/15/2029 (A)		2,081,000	741,356
Cano Health LLC 6.250%, 10/01/2028 (A)		570,000	38,475
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)		420,000	330,546
6.125%, 04/01/2030 (A)		70,000	39,079
6.875%, 04/15/2029 (A)		1,240,000	731,600
LifePoint Health, Inc.
9.875%, 08/15/2030 (A)		1,100,000	1,069,695
11.000%, 10/15/2030 (A)		540,000	541,440
Medline Borrower LP
3.875%, 04/01/2029 (A)		280,000	248,513
5.250%, 10/01/2029 (A)		740,000	669,674
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)(C)		770,000	485,100
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036		760,000	686,397
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/2027		300,000	282,177
5.125%, 05/09/2029 (B)		500,000	464,815
7.875%, 09/15/2029		200,000	208,465
8.125%, 09/15/2031		520,000	548,563
US Renal Care, Inc. 10.625%, 06/28/2028 (A)		430,500	305,655
			9,273,986
Industrials – 13.3%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)		430,000	422,475
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		770,000	748,196
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		800,000	747,465
American Airlines, Inc.
5.750%, 04/20/2029 (A)		1,370,000	1,312,514
7.250%, 02/15/2028 (A)(B)		490,000	483,946
8.500%, 05/15/2029 (A)		800,000	825,234
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(C)		101,368	28,383
ATS Corp. 4.125%, 12/15/2028 (A)		460,000	405,950
Beacon Roofing Supply, Inc. 6.500%, 08/01/2030 (A)		300,000	299,665
Bombardier, Inc.
7.500%, 02/01/2029 (A)		620,000	614,310
7.875%, 04/15/2027 (A)		200,000	200,145
8.750%, 11/15/2030 (A)		800,000	819,040
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		680,000	656,438
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)		360,000	357,243
CoreCivic, Inc. 8.250%, 04/15/2026		800,000	815,924
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		570,000	473,100
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	340,000	227,385
GFL Environmental, Inc. 6.750%, 01/15/2031 (A)		$680,000	685,951
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)	$1,050,000	$929,701
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)	1,000,000	984,993
Madison IAQ LLC
4.125%, 06/30/2028 (A)	250,000	222,092
5.875%, 06/30/2029 (A)	850,000	713,142
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)	412,500	410,229
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	360,000	305,011
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	360,000	327,571
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)	470,000	444,786
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	1,040,000	1,018,888
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	1,000,000	960,267
R.R. Donnelley & Sons Company 9.750%, 07/31/2028 (A)	380,000	377,046
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	980,000	880,088
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	902,000	661,928
The GEO Group, Inc.
9.500%, 12/31/2028 (A)	1,500,000	1,432,500
10.500%, 06/30/2028	120,000	121,003
Titan International, Inc. 7.000%, 04/30/2028	520,000	502,133
TransDigm, Inc.
6.750%, 08/15/2028 (A)	820,000	821,467
7.125%, 12/01/2031 (A)	400,000	406,856
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	188,480	180,710
United Airlines, Inc. 4.625%, 04/15/2029 (A)	900,000	803,439
United Rentals North America, Inc.
3.875%, 02/15/2031	360,000	313,571
5.250%, 01/15/2030	800,000	764,332
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	560,000	506,899
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)	880,000	615,424
7.875%, 05/01/2027 (A)	250,000	211,250
9.500%, 06/01/2028 (A)	80,000	66,363
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	737,099
		25,842,152
Information technology – 3.1%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	389,699
Central Parent, Inc. 7.250%, 06/15/2029 (A)	500,000	499,570
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	320,000	286,360
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	1,040,000	442,000
CommScope, Inc. 4.750%, 09/01/2029 (A)	1,400,000	878,500
Elastic NV 4.125%, 07/15/2029 (A)	750,000	669,557

27

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Gen Digital, Inc. 7.125%, 09/30/2030 (A)(B)	$410,000	$418,934
NCR Atleos Corp. 9.500%, 04/01/2029 (A)	660,000	681,575
Open Text Corp. 6.900%, 12/01/2027 (A)	430,000	441,985
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	900,000	368,271
Vericast Corp. 11.000%, 09/15/2026 (A)	860,000	904,075
		5,980,526
Materials – 4.9%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,220,000	627,909
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	1,000,000	794,661
Canpack SA 3.875%, 11/15/2029 (A)	750,000	630,000
Cascades, Inc. 5.375%, 01/15/2028 (A)	400,000	377,022
First Quantum Minerals, Ltd.
6.875%, 10/15/2027 (A)	1,300,000	1,053,000
8.625%, 06/01/2031 (A)	1,370,000	1,107,988
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,160,000	1,040,768
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	900,000	848,318
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	583,915
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	1,951,648	3,806
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	1,140,000	114
Olin Corp. 5.000%, 02/01/2030	360,000	330,561
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	1,000,000	950,224
8.875%, 11/15/2031 (A)	530,000	539,063
Summit Materials LLC
5.250%, 01/15/2029 (A)	500,000	467,500
7.250%, 01/15/2031 (A)	70,000	70,000
		9,424,849
Real estate – 2.5%
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (A)	200,000	200,492
Diversified Healthcare Trust
4.375%, 03/01/2031	500,000	351,928
4.750%, 02/15/2028	270,000	196,638
9.750%, 06/15/2025	170,000	168,630
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	640,000	612,657
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	580,000	539,839
5.000%, 03/01/2028 (A)	420,000	388,642
IIP Operating Partnership LP 5.500%, 05/25/2026	1,030,000	945,446
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	170,000	147,643
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	184,929
4.625%, 08/01/2029	250,000	178,570
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Service Properties Trust
5.500%, 12/15/2027	$640,000	$569,829
8.625%, 11/15/2031 (A)	300,000	307,660
		4,792,903
Utilities – 1.3%
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	407,100
Sunnova Energy Corp.
5.875%, 09/01/2026 (A)	1,100,000	891,825
11.750%, 10/01/2028 (A)	280,000	240,157
TransAlta Corp. 7.750%, 11/15/2029	380,000	391,340
Vistra Operations Company LLC 7.750%, 10/15/2031 (A)	580,000	593,592
		2,524,014
TOTAL CORPORATE BONDS (Cost $181,592,736)		$158,374,308
CONVERTIBLE BONDS – 0.6%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	700,000	316,750
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 5.185%, 03/15/2028 (F)	530,000	425,325
Industrials – 0.1%
Spirit Airlines, Inc. 1.000%, 05/15/2026	320,000	195,616
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)	220,000	192,390
TOTAL CONVERTIBLE BONDS (Cost $1,656,121)		$1,130,081
TERM LOANS (G) – 5.5%
Consumer discretionary – 1.5%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month CME Term SOFR + 4.000%) 9.463%, 08/12/2028	300,953	300,640
Clarios Global LP, 2023 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 9.098%, 05/06/2030	390,000	390,293
Equinox Holdings, Inc. , 2020 Term Loan B2 (6 month LIBOR + 9.000%) 14.731%, 03/08/2024	406,350	393,956
First Brands Group LLC, 2021 Term Loan (6 month CME Term SOFR + 5.000%) 10.881%, 03/30/2027	360,750	354,347
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month CME Term SOFR + 3.750%) 9.402%, 03/06/2028	179,209	177,514
Spencer Spirit IH LLC, Term Loan B (1 month CME Term SOFR + 6.000%) 11.423%, 06/19/2026	704,787	699,501
Upbound Group, Inc., 2021 First Lien Term Loan B (3 month CME Term SOFR + 3.250%) 9.119%, 02/17/2028	584,224	582,033
		2,898,284
Financials – 1.0%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 9.150%, 02/15/2027	521,100	515,998

28

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Financials (continued)
Asurion LLC, 2021 Term Loan B9 (1 month CME Term SOFR + 3.250%) 8.713%, 07/31/2027	$780,000	$762,013
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%) 9.448%, 08/19/2028	465,300	455,799
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month CME Term SOFR + 6.750%) 12.402%, 04/07/2028	250,000	235,938
		1,969,748
Health care – 0.4%
Eyecare Partners LLC, 2020 Term Loan (3 month CME Term SOFR + 3.750%) 9.395%, 02/18/2027	240,620	124,466
Eyecare Partners LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 4.500%) 9.983%, 11/15/2028	436,700	225,992
LifePoint Health, Inc., 2023 Term Loan B (3 month CME Term SOFR + 5.500%) 11.168%, 11/16/2028	478,269	456,895
		807,353
Industrials – 0.9%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 9.198%, 05/12/2028	784,000	763,091
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.798%, 06/21/2027	360,000	370,663
R.R. Donnelley & Sons Company, 2023 Term Loan B (1 month CME Term SOFR + 7.250%) 12.698%, 03/08/2028	646,332	642,493
		1,776,247
Information technology – 1.5%
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%) 9.348%, 10/16/2026	682,323	673,562
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 7.000%) 12.348%, 02/19/2029	880,000	793,830
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 and 3 month CME Term SOFR + 4.250%) 9.783%, 11/29/2025	546,771	525,053
MRI Software LLC, 2020 Term Loan (3 month CME Term SOFR + 5.500%) 10.990%, 02/10/2026	68,841	67,407
MRI Software LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.500%) 10.990%, 02/10/2026	119,698	117,205
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.000%) 10.507%, 04/11/2029	238,800	213,826
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%) 9.198%, 02/01/2028	429,455	426,466
		2,817,349
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 4.000% or 12.500% PIK) 10.000%, 12/31/2027 (H)	511,968	450,276
TOTAL TERM LOANS (Cost $11,226,011)		$10,719,257
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 6.9%
AGL CLO, Ltd. Series 2021-11A, Class E (3 month CME Term SOFR + 6.622%) 12.015%, 04/15/2034 (A)(D)	$350,000	$326,609
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 8.303%, 01/17/2032 (A)(D)	440,000	430,083
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month CME Term SOFR + 3.662%) 9.055%, 04/15/2034 (A)(D)	410,000	406,848
Balboa Bay Loan Funding, Ltd. Series 2022-1A, Class D (3 month CME Term SOFR + 4.000%) 9.416%, 04/20/2034 (A)(D)	290,000	287,645
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 12.526%, 04/20/2035 (A)(D)	900,000	883,949
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month CME Term SOFR + 3.162%) 8.577%, 07/20/2029 (A)(D)	250,000	248,424
Series 2020-4A, Class E (3 month CME Term SOFR + 5.942%) 11.357%, 01/20/2032 (A)(D)	350,000	334,937
Series 2023-3A, Class D (3 month CME Term SOFR + 4.500%) 9.907%, 10/15/2036 (A)(D)	250,000	248,480
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month CME Term SOFR + 3.362%) 8.755%, 07/15/2034 (A)(D)	250,000	225,109
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month CME Term SOFR + 6.792%) 12.188%, 04/19/2034 (A)(D)	170,000	154,020
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month CME Term SOFR + 8.052%) 13.419%, 08/20/2032 (A)(D)	375,000	334,924
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month CME Term SOFR + 7.262%) 12.655%, 04/15/2029 (A)(D)	400,000	386,216
Clover CLO LLC Series 2018-1A, Class DR (3 month CME Term SOFR + 3.362%) 8.777%, 04/20/2032 (A)(D)	320,000	315,272
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month CME Term SOFR + 5.662%) 11.064%, 04/17/2030 (A)(D)	750,000	648,992
Dryden CLO, Ltd. Series 2018-70A, Class E (3 month CME Term SOFR + 6.312%) 11.705%, 01/16/2032 (A)(D)	750,000	703,371
Dryden Senior Loan Fund Series 2015-40A, Class DR (3 month CME Term SOFR + 3.362%) 8.741%, 08/15/2031 (A)(D)	250,000	243,918
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 2.762%) 8.155%, 04/15/2031 (A)(D)	530,000	495,157

29

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Greenwood Park CLO, Ltd. (continued)
Series 2018-1A, Class E (3 month CME Term SOFR + 5.212%) 10.605%, 04/15/2031 (A)(D)	$750,000	$668,865
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 9.313%, 04/17/2034 (A)(D)	390,000	382,058
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month CME Term SOFR + 5.962%) 11.377%, 01/20/2030 (A)(D)	440,000	415,800
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month CME Term SOFR + 7.962%) 13.377%, 01/20/2033 (A)(D)	600,000	562,060
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.794%, 04/15/2035 (A)(D)	250,000	238,835
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month CME Term SOFR + 3.382%) 8.775%, 07/15/2031 (A)(D)	670,000	602,836
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class DR (3 month CME Term SOFR + 3.112%) 8.507%, 10/18/2029 (A)(D)	250,000	245,732
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month CME Term SOFR + 3.862%) 9.252%, 10/30/2030 (A)(D)	1,000,000	992,963
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class C (3 month CME Term SOFR + 5.400%) 10.794%, 04/15/2031 (A)(D)	470,000	470,505
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month CME Term SOFR + 6.512%) 11.927%, 04/20/2034 (A)(D)	200,000	192,281
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month CME Term SOFR + 7.512%) 12.927%, 07/20/2034 (A)(D)	390,000	370,609
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month CME Term SOFR + 3.282%) 8.675%, 07/15/2030 (A)(D)	500,000	479,358
Symphony CLO XXII, Ltd. Series 2020-22A, Class D (3 month CME Term SOFR + 3.412%) 8.807%, 04/18/2033 (A)(D)	500,000	482,291
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month CME Term SOFR + 3.362%) 8.755%, 10/13/2032 (A)(D)	300,000	285,614
Valley Stream Park CLO, Ltd. Series 2022-1A, Class DR (3 month CME Term SOFR + 4.150%) 9.566%, 10/20/2034 (A)(D)	320,000	317,066
TOTAL ASSET BACKED SECURITIES (Cost $13,808,172)		$13,380,827
COMMON STOCKS – 0.6%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	11	0
High Yield Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 0.6%
Berry Corp.	75,327	$540,848
Chord Energy Corp.	3,199	518,686
KCAD Holdings I, Ltd. (H)(I)(J)	752,218,031	752
MWO Holdings LLC (H)(I)(J)	1,134	7,053
Permian Production (H)(J)	35,417	21,250
		1,088,589
TOTAL COMMON STOCKS (Cost $8,212,144)		$1,088,589
PREFERRED SECURITIES – 0.4%
Energy – 0.4%
Equitrans Midstream Corp., 9.750% (9.750% to 3-31-24, then 3 month LIBOR + 8.150%)	25,612	538,876
MPLX LP, 9.538% (H)	8,687	309,952
TOTAL PREFERRED SECURITIES (Cost $852,195)		$848,828
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (H)(J)	518	59,403
TOTAL ESCROW SHARES (Cost $0)		$59,403
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. (H)(J)	$4,380,000	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
John Hancock Collateral Trust, 5.4088% (K)(L)	69,138	691,391
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.2953% (K)	1,042,623	1,042,623
TOTAL SHORT-TERM INVESTMENTS (Cost $1,733,923)		$1,734,014
Total Investments (High Yield Fund) (Cost $220,356,612) – 97.1%		$188,127,025
Other assets and liabilities, net – 2.9%		5,569,253
TOTAL NET ASSETS – 100.0%		$193,696,278
Currency Abbreviations
CAD	Canadian Dollar
GBP	Pound Sterling
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $145,521,356 or 75.1% of the fund's net assets as of 11-30-23.
(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $668,506.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

30

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
High Yield Fund (continued)
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 11-30-23.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	117	Long	Mar 2024	$12,440,799	$12,501,633	$60,834
						$60,834

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	718,262	BNP	1/19/2024	$23,931	—
MXN	1,466,420	USD	79,904	JPM	1/19/2024	3,903	—
USD	147,235	CAD	200,571	JPM	1/19/2024	—	$(690)
USD	269,296	EUR	254,004	BNP	1/19/2024	—	(7,763)
						$27,834	$(8,453)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	NOVA Chemicals Corp.	441,000	USD	$441,000	5.000%	Quarterly	Jun 2027	$(7,838)	$(11,639)	$(19,477)
Centrally cleared	The Goodyear Tire & Rubber Company	590,000	USD	590,000	5.000%	Quarterly	Jun 2027	(7,591)	(51,471)	(59,062)
Centrally cleared	Xerox Holdings Corp.	237,000	USD	237,000	1.000%	Quarterly	Jun 2027	23,864	(6,742)	17,122
Centrally cleared	General Motors Company	430,000	USD	430,000	5.000%	Quarterly	Dec 2028	(57,863)	(9,520)	(67,383)
Centrally cleared	Kohl's Corp.	689,000	USD	689,000	1.000%	Quarterly	Dec 2028	136,312	(17,543)	118,769
				$2,387,000				$86,884	$(96,915)	$(10,031)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	0.670%	810,000	USD	$810,000	1.000%	Quarterly	Jun 2026	$(19,018)	$27,067	$8,049
Centrally cleared	Ford Motor Credit Company LLC	1.564%	1,000,000	USD	1,000,000	5.000%	Quarterly	Dec 2026	94,392	8,251	102,643
Centrally cleared	American Axle & Manufacturing, Inc.	4.738%	590,000	USD	590,000	5.000%	Quarterly	Dec 2028	(1,099)	13,084	11,985
Centrally cleared	Carnival Corp.	4.580%	689,000	USD	689,000	1.000%	Quarterly	Dec 2028	(128,077)	32,196	(95,881)
Centrally cleared	CDX.NA.HY.41	4.026%	2,821,500	USD	2,821,500	5.000%	Quarterly	Dec 2028	58,310	79,944	138,254
Centrally cleared	Ford Motor Credit Company LLC	2.309%	430,000	USD	430,000	5.000%	Quarterly	Dec 2028	45,642	8,258	53,900
					$6,340,500				$50,150	$168,800	$218,950
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
31

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 94.7%
Australia - 4.4%
Ampol, Ltd.	33,133	$746,643
ANZ Group Holdings, Ltd.	420,855	6,769,995
APA Group	175,590	988,218
Aristocrat Leisure, Ltd.	82,696	2,213,084
ASX, Ltd.	27,386	1,050,157
Aurizon Holdings, Ltd.	260,101	606,725
BHP Group, Ltd.	710,243	21,621,551
BlueScope Steel, Ltd.	63,910	876,677
Brambles, Ltd.	194,200	1,711,407
Cochlear, Ltd.	9,163	1,652,611
Coles Group, Ltd.	186,484	1,887,246
Commonwealth Bank of Australia	235,279	16,253,413
Computershare, Ltd.	80,391	1,253,897
CSL, Ltd.	67,645	11,736,886
Dexus	151,367	703,517
EBOS Group, Ltd.	19,205	437,131
Endeavour Group, Ltd.	200,376	651,918
Fortescue, Ltd.	237,346	3,897,438
Goodman Group	238,230	3,579,259
IDP Education, Ltd.	35,287	527,906
IGO, Ltd.	95,145	535,356
Insurance Australia Group, Ltd.	345,386	1,356,242
Lendlease Corp., Ltd. (A)	96,858	423,389
Macquarie Group, Ltd.	51,883	5,779,574
Medibank Private, Ltd.	390,394	892,560
Mineral Resources, Ltd.	24,437	980,903
Mirvac Group	557,360	757,050
National Australia Bank, Ltd.	440,177	8,244,816
Northern Star Resources, Ltd.	160,547	1,341,582
Orica, Ltd.	64,233	661,089
Origin Energy, Ltd.	240,357	1,311,274
Pilbara Minerals, Ltd. (A)	377,188	901,911
Qantas Airways, Ltd. (B)	120,698	422,507
QBE Insurance Group, Ltd.	211,762	2,154,674
Ramsay Health Care, Ltd.	25,881	840,413
REA Group, Ltd.	7,374	756,237
Reece, Ltd.	31,874	406,606
Rio Tinto, Ltd.	52,200	4,285,907
Santos, Ltd.	451,506	2,042,006
Scentre Group	728,899	1,274,645
SEEK, Ltd.	49,604	781,709
Sonic Healthcare, Ltd.	63,047	1,220,026
South32, Ltd.	635,259	1,276,846
Stockland	337,222	918,986
Suncorp Group, Ltd.	180,954	1,670,600
Telstra Corp., Ltd.	568,913	1,437,561
The GPT Group	273,742	744,158
The Lottery Corp., Ltd.	309,177	938,523
Transurban Group	431,446	3,686,274
Treasury Wine Estates, Ltd.	101,367	716,880
Vicinity, Ltd.	545,799	683,094
Washington H. Soul Pattinson & Company, Ltd.	32,601	720,014
Wesfarmers, Ltd.	159,005	5,531,093
Westpac Banking Corp.	491,556	6,932,747
WiseTech Global, Ltd.	23,142	1,019,140
Woodside Energy Group, Ltd.	265,658	5,397,478
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Woolworths Group, Ltd.	170,474	$3,929,478
		152,139,027
Austria - 0.1%
Erste Group Bank AG	49,950	2,020,040
OMV AG	21,170	903,928
Verbund AG	9,794	932,990
voestalpine AG	16,780	471,674
		4,328,632
Belgium - 0.5%
Ageas SA/NV	23,256	1,001,576
Anheuser-Busch InBev SA/NV	121,018	7,615,980
D'ieteren Group	3,005	513,491
Elia Group SA/NV	4,047	438,612
Groupe Bruxelles Lambert NV	13,475	1,069,409
KBC Group NV	34,639	1,985,760
Lotus Bakeries NV	57	495,023
Sofina SA	2,122	472,931
Solvay SA	10,379	1,202,298
UCB SA	17,535	1,296,877
Umicore SA	29,055	776,446
Warehouses De Pauw CVA	23,071	648,323
		17,516,726
Brazil - 1.1%
Ambev SA	647,600	1,801,210
Atacadao SA	88,700	204,358
B3 SA - Brasil Bolsa Balcao	799,560	2,160,512
Banco Bradesco SA	213,038	618,072
Banco BTG Pactual SA	163,400	1,179,841
Banco do Brasil SA	117,700	1,297,748
Banco Santander Brasil SA	49,100	309,241
BB Seguridade Participacoes SA	97,500	620,016
CCR SA	137,100	377,147
Centrais Eletricas Brasileiras SA	164,000	1,361,433
Cia de Saneamento Basico do Estado de Sao Paulo	46,600	639,631
Cia Siderurgica Nacional SA	88,800	296,238
Cosan SA	164,800	594,305
CPFL Energia SA	30,300	228,079
Energisa SA	28,300	303,466
Eneva SA (B)	112,700	290,562
Engie Brasil Energia SA	26,825	237,073
Equatorial Energia SA	137,800	953,560
Hapvida Participacoes e Investimentos SA (B)(C)	719,609	638,899
Hypera SA	52,600	360,993
JBS SA	105,400	497,015
Klabin SA	102,900	471,847
Localiza Rent a Car SA	123,145	1,502,144
Lojas Renner SA	130,542	434,163
Magazine Luiza SA (B)	413,000	169,494
Natura & Company Holding SA (B)	123,700	414,423
Petroleo Brasileiro SA	503,400	3,855,747
PRIO SA (B)	108,400	1,011,532
Raia Drogasil SA	174,464	995,307
Rede D'Or Sao Luiz SA (C)	78,300	423,153

32

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Rumo SA	178,300	$829,547
Sendas Distribuidora SA	181,900	477,843
Suzano SA	108,627	1,186,896
Telefonica Brasil SA	57,200	613,133
TIM SA	115,300	403,850
TOTVS SA	71,400	483,200
Ultrapar Participacoes SA	97,200	498,634
Vale SA	464,938	6,975,888
Vibra Energia SA	158,600	752,392
WEG SA	229,140	1,591,674
		38,060,266
Canada - 7.3%
Agnico Eagle Mines, Ltd.	69,439	3,727,942
Air Canada (B)	27,265	354,237
Algonquin Power & Utilities Corp.	95,548	589,363
Alimentation Couche-Tard, Inc.	110,268	6,289,652
AltaGas, Ltd.	40,919	832,282
ARC Resources, Ltd.	86,385	1,377,627
Atco, Ltd., Class I	974	26,594
Bank of Montreal	101,230	8,309,074
Barrick Gold Corp.	247,404	4,346,594
BCE, Inc.	13,007	512,152
Brookfield Asset Management, Ltd., Class A	51,246	1,794,243
Brookfield Corp. (B)	200,615	7,075,746
Brookfield Reinsurance, Ltd. (B)	790	27,794
BRP, Inc.	5,328	329,037
CAE, Inc. (B)	46,307	920,714
Cameco Corp.	61,080	2,804,742
Canadian Apartment Properties REIT	13,436	457,752
Canadian Imperial Bank of Commerce	129,330	5,346,854
Canadian National Railway Company	79,780	9,257,643
Canadian Natural Resources, Ltd.	156,025	10,418,531
Canadian Pacific Kansas City, Ltd.	131,298	9,452,450
Canadian Tire Corp., Ltd., Class A	7,808	812,189
Canadian Utilities, Ltd., Class A	20,342	455,726
CCL Industries, Inc., Class B	21,715	895,037
Cenovus Energy, Inc.	201,386	3,572,247
CGI, Inc. (B)	30,261	3,076,834
CI Financial Corp.	2,662	27,582
Constellation Software, Inc.	2,844	6,680,188
Dollarama, Inc.	40,256	2,923,637
Element Fleet Management Corp.	56,440	909,229
Emera, Inc.	40,039	1,407,170
Empire Company, Ltd., Class A	21,710	590,047
Enbridge, Inc.	301,312	10,520,773
Fairfax Financial Holdings, Ltd.	3,057	2,809,908
First Capital Real Estate Investment Trust	1,903	19,620
First Quantum Minerals, Ltd.	83,536	683,949
FirstService Corp.	5,849	917,857
Fortis, Inc.	69,803	2,796,338
Franco-Nevada Corp.	27,232	3,050,016
George Weston, Ltd.	9,106	1,067,998
GFL Environmental, Inc.	33,198	952,673
Gildan Activewear, Inc.	25,934	938,780
Great-West Lifeco, Inc. (A)	44,495	1,422,122
Hydro One, Ltd. (C)	48,615	1,351,382
iA Financial Corp., Inc.	15,833	1,057,245
IGM Financial, Inc.	15,350	381,106
Imperial Oil, Ltd.	29,027	1,635,369
Intact Financial Corp.	25,207	3,906,579
Ivanhoe Mines, Ltd., Class A (B)	87,197	778,183
Keyera Corp.	33,456	842,471
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Kinross Gold Corp.	173,736	$1,024,274
Loblaw Companies, Ltd.	22,896	1,974,157
Lundin Mining Corp.	95,647	662,575
Magna International, Inc.	39,051	2,105,436
Metro, Inc.	33,449	1,676,456
National Bank of Canada	48,789	3,233,065
Northland Power, Inc.	36,458	592,699
Nutrien, Ltd.	69,995	3,743,865
Nuvei Corp. (C)	9,477	194,436
Onex Corp.	10,455	707,222
Open Text Corp.	38,992	1,560,025
Pan American Silver Corp.	51,679	809,680
Parkland Corp.	20,078	657,109
Pembina Pipeline Corp.	79,274	2,651,717
Power Corp. of Canada	86,015	2,380,237
Quebecor, Inc., Class B	22,811	506,164
Restaurant Brands International, Inc.	42,140	2,997,112
RioCan Real Estate Investment Trust	25,843	332,715
Rogers Communications, Inc., Class B	50,993	2,195,749
Royal Bank of Canada	196,143	17,724,348
Saputo, Inc.	36,438	708,379
Shopify, Inc., Class A (B)	168,501	12,274,825
SmartCentres Real Estate Investment Trust	1,819	30,952
Stantec, Inc.	16,398	1,221,980
Sun Life Financial, Inc.	86,565	4,371,151
Suncor Energy, Inc. (A)	185,943	6,130,727
TC Energy Corp. (A)	143,663	5,387,826
Teck Resources, Ltd., Class B	64,357	2,424,503
TELUS Corp.	69,936	1,251,370
TFI International, Inc.	10,955	1,296,241
The Bank of Nova Scotia	169,217	7,569,529
The Descartes Systems Group, Inc. (B)	12,311	999,977
The Toronto-Dominion Bank	259,127	15,800,264
Thomson Reuters Corp.	22,643	3,163,462
TMX Group, Ltd.	41,347	892,787
Toromont Industries, Ltd.	12,092	975,772
Tourmaline Oil Corp.	45,493	2,201,983
West Fraser Timber Company, Ltd.	8,188	593,878
Wheaton Precious Metals Corp.	64,125	3,135,483
WSP Global, Inc.	17,826	2,467,488
		251,360,896
Chile - 0.1%
Antofagasta PLC	63,181	1,121,656
Banco de Chile	6,187,950	695,882
Banco de Credito e Inversiones SA	10,595	284,569
Banco Santander Chile	8,783,210	431,182
Cencosud SA	174,255	323,659
Cia Cervecerias Unidas SA	16,708	102,273
Cia Sud Americana de Vapores SA	2,179,412	126,601
Empresas CMPC SA	155,125	299,989
Empresas COPEC SA	52,471	388,488
Enel Americas SA (B)	2,826,605	329,448
Enel Chile SA	3,875,909	244,506
Falabella SA (B)	121,105	282,801
		4,631,054
China - 6.0%
360 Security Technology, Inc., Class A (B)	50,900	61,999
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	15,700	48,810
3Peak, Inc., Class A	742	16,834
3SBio, Inc. (B)(C)	221,219	205,464
AAC Technologies Holdings, Inc.	88,644	249,253

33

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Accelink Technologies Company, Ltd., Class A	5,100	$19,524
Advanced Micro-Fabrication Equipment, Inc., Class A	4,564	108,736
AECC Aero-Engine Control Company, Ltd., Class A	12,100	34,814
AECC Aviation Power Company, Ltd., Class A	21,900	110,463
Agricultural Bank of China, Ltd., Class A	623,900	320,206
Agricultural Bank of China, Ltd., H Shares	3,567,544	1,316,900
Aier Eye Hospital Group Company, Ltd., Class A	66,284	158,442
Aima Technology Group Company, Ltd., Class A	5,300	21,347
Air China, Ltd., Class A (B)	86,300	97,650
Air China, Ltd., H Shares (B)	205,953	138,640
Akeso, Inc. (B)(C)	61,504	392,476
Alibaba Group Holding, Ltd. (B)	1,981,783	18,421,491
Aluminum Corp. of China, Ltd., A Shares	96,800	75,184
Aluminum Corp. of China, Ltd., H Shares	468,805	231,526
Amlogic Shanghai Company, Ltd., Class A	2,491	21,351
Angel Yeast Company, Ltd., Class A	6,500	33,253
Anhui Conch Cement Company, Ltd., Class A	29,600	95,460
Anhui Conch Cement Company, Ltd., H Shares	148,439	346,138
Anhui Gujing Distillery Company, Ltd., B Shares	12,500	189,688
Anhui Gujing Distillery Company, Ltd., Class A	3,000	108,677
Anhui Honglu Steel Construction Group Company, Ltd., Class A	4,740	15,705
Anhui Jianghuai Automobile Group Corp. Ltd., Class A (B)	14,200	35,070
Anhui Kouzi Distillery Company, Ltd., Class A	4,600	30,441
Anhui Yingjia Distillery Company, Ltd., Class A	4,600	48,431
Anjoy Foods Group Company, Ltd., Class A	2,200	35,181
Anker Innovations Technology Company, Ltd., Class A	1,900	23,483
ANTA Sports Products, Ltd.	153,283	1,599,680
Apeloa Pharmaceutical Company, Ltd., Class A	8,600	20,099
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (B)	4,600	17,507
ASR Microelectronics Company, Ltd., Class A (B)	2,454	23,042
Asymchem Laboratories Tianjin Company, Ltd., Class A	2,440	49,257
Autobio Diagnostics Company, Ltd., Class A	3,500	25,193
Autohome, Inc., ADR	8,161	222,877
Avary Holding Shenzhen Company, Ltd., Class A	12,900	39,007
AVIC Airborne Systems Company, Ltd.	28,980	52,406
AVIC Industry-Finance Holdings Company, Ltd., Class A	65,200	29,881
AviChina Industry & Technology Company, Ltd., H Shares	320,295	145,145
AVICOPTER PLC, Class A	5,900	30,954
BAIC BluePark New Energy Technology Company, Ltd., Class A (B)	31,400	28,491
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Baidu, Inc., Class A (B)	271,935	$4,035,275
Bank of Beijing Company, Ltd., Class A	170,400	108,265
Bank of Changsha Company, Ltd., Class A	30,600	29,123
Bank of Chengdu Company, Ltd., Class A	30,900	49,010
Bank of China, Ltd., Class A	244,400	136,735
Bank of China, Ltd., H Shares	9,674,899	3,544,779
Bank of Communications Company, Ltd., Class A	295,400	241,796
Bank of Communications Company, Ltd., H Shares	1,073,090	632,509
Bank of Hangzhou Company, Ltd., Class A	48,900	68,155
Bank of Jiangsu Company, Ltd., Class A	124,500	115,560
Bank of Nanjing Company, Ltd., Class A	82,700	83,726
Bank of Ningbo Company, Ltd., Class A	48,300	155,077
Bank of Shanghai Company, Ltd., Class A	115,100	95,067
Bank of Suzhou Company, Ltd., Class A	32,300	29,393
Baoshan Iron & Steel Company, Ltd., Class A	161,600	140,935
Beijing Capital International Airport Company, Ltd., H Shares (A)(B)	205,850	74,553
Beijing Dabeinong Technology Group Company, Ltd., Class A	27,800	28,365
Beijing Easpring Material Technology Company, Ltd., Class A	3,600	20,674
Beijing E-Hualu Information Technology Company, Ltd., Class A (B)	4,800	22,747
Beijing Enlight Media Company, Ltd., Class A	21,000	23,410
Beijing Kingsoft Office Software, Inc., Class A	3,125	132,234
Beijing New Building Materials PLC, Class A	11,600	38,006
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	9,000	27,187
Beijing Roborock Technology Company, Ltd., Class A	815	34,146
Beijing Shiji Information Technology Company, Ltd., Class A (B)	14,150	21,198
Beijing Tiantan Biological Products Corp., Ltd., Class A	11,000	49,406
Beijing Tongrentang Company, Ltd., Class A	9,900	73,737
Beijing United Information Technology Company, Ltd., Class A	4,508	21,508
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	5,269	36,019
Beijing Yanjing Brewery Company, Ltd., Class A	24,100	33,628
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	227,500	161,061
Beiqi Foton Motor Company, Ltd., Class A (B)	54,600	23,350
Bethel Automotive Safety Systems Company, Ltd., Class A	2,600	28,440
Betta Pharmaceuticals Company, Ltd., Class A	2,900	23,179
BGI Genomics Company, Ltd., Class A	2,800	20,152
Bilibili, Inc., Class Z (B)	23,253	263,927
Bloomage Biotechnology Corp., Ltd., Class A	3,092	30,881
BOC International China Company, Ltd., Class A	23,800	35,917
BOE Technology Group Company, Ltd., Class A	276,000	149,727

34

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BTG Hotels Group Company, Ltd., Class A (B)	7,100	$17,201
BYD Company, Ltd., Class A	13,100	365,405
BYD Company, Ltd., H Shares	125,972	3,385,700
BYD Electronic International Company, Ltd.	95,301	434,989
By-health Company, Ltd., Class A	11,500	29,519
Caitong Securities Company, Ltd., Class A	42,500	48,017
Cambricon Technologies Corp., Ltd., Class A (B)	2,970	62,644
Canmax Technologies Company, Ltd., Class A	5,760	19,465
CECEP Solar Energy Company, Ltd., Class A	30,100	23,506
CECEP Wind-Power Corp., Class A	37,600	16,242
CETC Cyberspace Security Technology Company, Ltd., Class A	6,800	21,825
CGN Power Company, Ltd., H Shares (C)	1,275,089	307,108
Changchun High & New Technology Industry Group, Inc., Class A	2,800	63,061
Changjiang Securities Company, Ltd., Class A	50,400	39,279
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	1,900	38,408
Chaozhou Three-Circle Group Company, Ltd., Class A	12,900	53,063
Chengxin Lithium Group Company, Ltd., Class A	6,500	19,818
Chifeng Jilong Gold Mining Company, Ltd., Class A (B)	8,500	16,612
China Baoan Group Company, Ltd., Class A	22,200	36,393
China Cinda Asset Management Company, Ltd., H Shares	1,265,408	123,030
China CITIC Bank Corp., Ltd., H Shares	1,095,061	494,670
China Coal Energy Company, Ltd., H Shares	243,593	206,261
China Communications Services Corp., Ltd., H Shares	302,874	129,046
China Conch Venture Holdings, Ltd.	179,290	134,336
China Construction Bank Corp., Class A	82,200	73,734
China Construction Bank Corp., H Shares	11,640,124	6,730,246
China CSSC Holdings, Ltd., Class A	32,800	127,018
China Eastern Airlines Corp., Ltd., Class A (B)	92,200	54,283
China Energy Engineering Corp., Ltd., Class A	246,600	73,601
China Everbright Bank Company, Ltd., Class A	361,400	146,426
China Everbright Bank Company, Ltd., H Shares	414,138	118,210
China Feihe, Ltd. (C)	439,868	257,747
China Film Company, Ltd., Class A (B)	12,300	21,209
China Galaxy Securities Company, Ltd., Class A	34,700	60,818
China Galaxy Securities Company, Ltd., H Shares	443,020	237,023
China Great Wall Securities Company, Ltd., Class A	33,800	39,270
China Greatwall Technology Group Company, Ltd., Class A	23,200	36,315
China Hongqiao Group, Ltd.	290,332	236,428
China Huishan Dairy Holdings Company, Ltd. (B)(D)	175,000	0
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China International Capital Corp., Ltd., Class A	14,900	$84,829
China International Capital Corp., Ltd., H Shares (C)	184,449	291,348
China Jushi Company, Ltd., Class A	29,100	45,192
China Life Insurance Company, Ltd., Class A	20,800	87,614
China Life Insurance Company, Ltd., H Shares	910,911	1,233,820
China Literature, Ltd. (B)(C)	48,450	165,170
China Longyuan Power Group Corp., Ltd., H Shares	407,016	304,412
China Meheco Company, Ltd., Class A	9,060	15,265
China Meidong Auto Holdings, Ltd. (A)	76,817	47,015
China Mengniu Dairy Company, Ltd. (B)	380,329	1,191,718
China Merchants Bank Company, Ltd., Class A	151,100	610,121
China Merchants Bank Company, Ltd., H Shares	470,387	1,641,659
China Merchants Energy Shipping Company, Ltd., Class A	55,300	46,585
China Merchants Securities Company, Ltd., Class A	60,400	119,094
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	53,100	77,497
China Minsheng Banking Corp., Ltd., Class A	267,100	144,221
China Minsheng Banking Corp., Ltd., H Shares	806,267	269,465
China National Building Material Company, Ltd., H Shares	467,361	207,902
China National Chemical Engineering Company, Ltd., Class A	48,000	44,480
China National Medicines Corp., Ltd., Class A	5,800	24,839
China National Nuclear Power Company, Ltd., Class A	132,800	130,900
China National Software & Service Company, Ltd., Class A	5,660	27,333
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	23,100	64,287
China Oilfield Services, Ltd., H Shares	215,334	231,391
China Pacific Insurance Group Company, Ltd., Class A	53,200	179,758
China Pacific Insurance Group Company, Ltd., H Shares	320,363	676,572
China Petroleum & Chemical Corp., Class A	219,100	167,791
China Petroleum & Chemical Corp., H Shares	3,007,946	1,543,778
China Railway Group, Ltd., Class A	151,000	119,227
China Railway Group, Ltd., H Shares	507,115	222,578
China Railway Signal & Communication Corp., Ltd., Class A	52,697	32,116
China Rare Earth Resources and Technology Company, Ltd., Class A	6,800	26,666
China Resources Microelectronics, Ltd., Class A	8,362	55,089
China Resources Mixc Lifestyle Services, Ltd. (C)	81,481	308,029
China Resources Pharmaceutical Group, Ltd. (C)	191,750	119,526
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	7,400	50,414

35

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Shenhua Energy Company, Ltd., Class A	46,900	$206,963
China Shenhua Energy Company, Ltd., H Shares	410,002	1,339,036
China Southern Airlines Company, Ltd., Class A (B)	80,000	68,937
China Southern Airlines Company, Ltd., H Shares (B)	211,872	101,644
China State Construction Engineering Corp., Ltd., Class A	319,500	222,425
China Three Gorges Renewables Group Company, Ltd., Class A	197,900	127,641
China Tourism Group Duty Free Corp., Ltd., Class A	14,300	178,667
China Tourism Group Duty Free Corp., Ltd., H Shares (C)	9,636	104,675
China Tower Corp., Ltd., H Shares (C)	5,414,852	561,338
China United Network Communications, Ltd., Class A	239,800	147,474
China Vanke Company, Ltd., Class A	72,200	115,705
China Vanke Company, Ltd., H Shares	267,023	269,512
China XD Electric Company, Ltd., Class A	38,100	24,633
China Yangtze Power Company, Ltd., Class A	177,300	567,519
China Zhenhua Group Science & Technology Company, Ltd., Class A	4,000	36,249
China Zheshang Bank Company, Ltd., Class A	203,100	72,054
Chinasoft International, Ltd. (B)	325,998	278,884
Chongqing Brewery Company, Ltd., Class A	3,400	33,940
Chongqing Changan Automobile Company, Ltd., Class A	61,210	174,794
Chongqing Fuling Zhacai Group Company, Ltd., Class A	7,640	17,407
Chongqing Rural Commercial Bank Company, Ltd., Class A	81,400	46,456
Chongqing Taiji Industry Group Company, Ltd., Class A (B)	4,100	29,639
Chongqing Zhifei Biological Products Company, Ltd., Class A	17,750	162,166
CITIC Securities Company, Ltd., Class A	93,400	280,722
CITIC Securities Company, Ltd., H Shares	222,342	461,547
CITIC, Ltd.	706,235	664,423
CMOC Group, Ltd., Class A	120,800	88,322
CMOC Group, Ltd., H Shares	447,272	255,581
CNGR Advanced Material Company, Ltd., Class A	4,800	33,102
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	28,055	18,182
CNPC Capital Company, Ltd., Class A	45,000	36,297
Contemporary Amperex Technology Company, Ltd., Class A	31,720	742,907
COSCO SHIPPING Development Company, Ltd., Class A	68,100	22,239
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	28,300	52,205
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	151,224	146,737
COSCO SHIPPING Holdings Company, Ltd., Class A	93,400	131,043
COSCO SHIPPING Holdings Company, Ltd., H Shares	369,491	340,415
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Country Garden Holdings Company, Ltd. (A)(B)	1,450,443	$163,185
Country Garden Services Holdings Company, Ltd.	261,430	246,757
CRRC Corp., Ltd., Class A	178,700	130,327
CRRC Corp., Ltd., H Shares	536,773	216,293
CSC Financial Company, Ltd., Class A	32,400	117,095
CSPC Pharmaceutical Group, Ltd.	1,087,785	979,660
Dajin Heavy Industry Company, Ltd., Class A	4,500	15,852
Daqin Railway Company, Ltd., Class A	115,800	117,918
Daqo New Energy Corp., ADR (B)	7,149	169,145
DaShenLin Pharmaceutical Group Company, Ltd., Class A	8,404	30,649
Datang International Power Generation Company, Ltd., Class A	78,100	27,377
DHC Software Company, Ltd., Class A	24,800	22,190
Do-Fluoride New Materials Company, Ltd., Class A	9,040	18,995
Dong-E-E-Jiao Company, Ltd., Class A	4,600	32,442
Dongfang Electric Corp., Ltd., Class A	22,400	45,770
Dongfeng Motor Group Company, Ltd., H Shares	321,965	161,537
Dongxing Securities Company, Ltd., Class A	35,500	42,948
Dongyue Group, Ltd.	194,854	148,624
East Buy Holding, Ltd. (A)(B)(C)	49,365	183,211
East Money Information Company, Ltd., Class A	117,956	241,990
Eastroc Beverage Group Company, Ltd., Class A	2,000	55,231
Ecovacs Robotics Company, Ltd., Class A	4,300	25,808
ENN Energy Holdings, Ltd.	95,977	662,460
ENN Natural Gas Company, Ltd., Class A	18,600	41,827
Eoptolink Technology, Inc., Ltd., Class A	5,200	33,811
Eve Energy Company, Ltd., Class A	14,500	85,701
Everbright Securities Company, Ltd., Class A	32,100	73,138
Everdisplay Optronics Shanghai Company, Ltd., Class A (B)	38,529	14,536
Fangda Carbon New Material Company, Ltd., Class A (B)	19,200	15,568
Farasis Energy Gan Zhou Company, Ltd., Class A (B)	7,044	18,512
FAW Jiefang Group Company, Ltd., Class A (B)	19,700	27,316
First Capital Securities Company, Ltd., Class A	35,000	29,968
Flat Glass Group Company, Ltd., Class A	11,000	39,071
Flat Glass Group Company, Ltd., H Shares (A)	51,745	85,120
Focus Media Information Technology Company, Ltd., Class A	106,300	97,436
Foshan Haitian Flavouring & Food Company, Ltd., Class A	33,644	179,863
Fosun International, Ltd.	284,935	162,188
Founder Securities Company, Ltd., Class A	69,000	83,971
Foxconn Industrial Internet Company, Ltd., Class A	73,100	154,840
Fujian Sunner Development Company, Ltd., Class A	8,600	21,857
Fuyao Glass Industry Group Company, Ltd., Class A	15,000	79,282

36

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	72,374	$339,290
Galaxycore, Inc., Class A	11,503	33,119
Ganfeng Lithium Group Company, Ltd., Class A	11,560	63,235
Ganfeng Lithium Group Company, Ltd., H Shares (C)	48,754	155,941
G-bits Network Technology Xiamen Company, Ltd., Class A	400	14,380
GD Power Development Company, Ltd., Class A	128,600	71,208
GDS Holdings, Ltd., Class A (B)	113,178	143,659
GEM Company, Ltd., Class A	30,500	24,116
Gemdale Corp., Class A	35,000	25,104
Genscript Biotech Corp. (B)	140,044	389,237
GF Securities Company, Ltd., Class A	51,200	103,422
GF Securities Company, Ltd., H Shares	125,145	156,529
Giant Network Group Company, Ltd., Class A	13,500	22,910
GigaDevice Semiconductor, Inc., Class A	4,800	63,357
Ginlong Technologies Company, Ltd., Class A	2,500	23,385
GoerTek, Inc., Class A	24,100	60,847
Gongniu Group Company, Ltd., Class A	2,700	37,009
GoodWe Technologies Company, Ltd., Class A	1,059	16,032
Gotion High-tech Company, Ltd., Class A (B)	12,800	39,769
Great Wall Motor Company, Ltd., Class A	16,900	63,726
Great Wall Motor Company, Ltd., H Shares	278,249	400,960
Gree Electric Appliances, Inc. of Zhuhai, Class A	21,300	98,282
Greenland Holdings Corp., Ltd., Class A (B)	92,900	32,151
Greentown China Holdings, Ltd.	119,901	127,546
GRG Banking Equipment Company, Ltd., Class A	16,200	27,727
Guangdong Haid Group Company, Ltd., Class A	11,700	72,510
Guangdong Hec Technology Holding Company, Ltd., Class A (B)	22,900	21,358
Guanghui Energy Company, Ltd., Class A	48,900	49,735
Guangzhou Automobile Group Company, Ltd., Class A	34,800	48,389
Guangzhou Automobile Group Company, Ltd., H Shares	356,155	165,033
Guangzhou Baiyun International Airport Company, Ltd., Class A (B)	13,500	20,879
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	12,200	51,559
Guangzhou Great Power Energy & Technology Company, Ltd., Class A	3,000	11,567
Guangzhou Haige Communications Group, Inc. Company, Class A	21,100	37,454
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	3,400	31,426
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	4,600	29,224
Guangzhou Tinci Materials Technology Company, Ltd., Class A	13,400	45,460
Guangzhou Yuexiu Capital Holdings Group Company, Ltd., Class A	34,145	30,397
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guolian Securities Company, Ltd., Class A (B)	21,400	$34,958
Guosen Securities Company, Ltd., Class A	55,800	74,293
Guotai Junan Securities Company, Ltd., Class A	64,500	136,515
Guoyuan Securities Company, Ltd., Class A	42,600	41,154
H World Group, Ltd., ADR (B)	25,090	917,792
Haidilao International Holding, Ltd. (C)	199,816	396,531
Haier Smart Home Company, Ltd., Class A	47,300	146,837
Haier Smart Home Company, Ltd., H Shares	293,186	847,787
Hainan Airlines Holding Company, Ltd., Class A (B)	221,600	45,062
Hainan Airport Infrastructure Company, Ltd., Class A (B)	75,900	43,293
Haitian International Holdings, Ltd.	75,963	193,366
Haitong Securities Company, Ltd., Class A	81,300	110,778
Haitong Securities Company, Ltd., H Shares	338,371	189,622
Hang Zhou Great Star Industrial Company, Ltd., Class A	8,800	26,928
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	24,800	26,815
Hangzhou Chang Chuan Technology Company, Ltd., Class A	4,800	27,129
Hangzhou First Applied Material Company, Ltd., Class A	12,108	39,429
Hangzhou Lion Electronics Company, Ltd., Class A	4,500	20,285
Hangzhou Oxygen Plant Group Company, Ltd., Class A	6,600	29,176
Hangzhou Robam Appliances Company, Ltd., Class A	6,900	22,445
Hangzhou Silan Microelectronics Company, Ltd., Class A	10,500	35,570
Hangzhou Tigermed Consulting Company, Ltd., A Shares	2,500	21,793
Hansoh Pharmaceutical Group Company, Ltd. (C)	141,299	285,562
Haohua Chemical Science & Technology Company, Ltd., Class A	4,600	19,144
Hebei Hengshui Laobaigan Liquor Company, Ltd., Class A	7,600	24,519
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	8,200	25,879
Heilongjiang Agriculture Company, Ltd., Class A	12,300	21,787
Henan Shenhuo Coal & Power Company, Ltd., Class A	17,100	37,772
Henan Shuanghui Investment & Development Company, Ltd., Class A	24,300	88,874
Hengan International Group Company, Ltd.	77,690	283,645
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	12,600	23,918
Hengli Petrochemical Company, Ltd., Class A (B)	51,800	101,938
Hengtong Optic-electric Company, Ltd., Class A	20,500	35,769
Hengyi Petrochemical Company, Ltd., Class A (B)	27,500	26,462
Hesteel Company, Ltd., Class A	75,500	22,971
Hisense Visual Technology Company, Ltd., Class A	9,400	30,855

37

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,100	$80,716
Hongfa Technology Company, Ltd., Class A	3,120	12,736
Hoshine Silicon Industry Company, Ltd., Class A	5,500	38,305
Hoymiles Power Electronics, Inc., Class A	510	15,973
Hoyuan Green Energy Company, Ltd., Class A	4,034	18,729
Hua Hong Semiconductor, Ltd. (B)(C)	69,732	161,149
Huadian Power International Corp., Ltd., Class A	63,400	45,527
Huadong Medicine Company, Ltd., Class A	13,200	75,590
Huafon Chemical Company, Ltd., Class A	36,200	34,826
Huagong Tech Company, Ltd., Class A	7,200	29,921
Huaibei Mining Holdings Company, Ltd., Class A	19,000	42,179
Hualan Biological Engineering, Inc., Class A	12,000	40,653
Huaneng Power International, Inc., Class A (B)	57,900	62,627
Huaneng Power International, Inc., H Shares (B)	524,352	272,896
Huatai Securities Company, Ltd., Class A	58,900	118,247
Huatai Securities Company, Ltd., H Shares (C)	159,506	199,507
Huaxi Securities Company, Ltd., Class A	24,700	27,488
Huaxia Bank Company, Ltd., Class A	104,000	84,594
Huayu Automotive Systems Company, Ltd., Class A	24,400	59,507
Hubei Feilihua Quartz Glass Company, Ltd., Class A	3,500	20,398
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	6,500	29,090
Hubei Xingfa Chemicals Group Company, Ltd., Class A	8,700	22,941
Huizhou Desay Sv Automotive Company, Ltd., Class A	3,800	69,104
Humanwell Healthcare Group Company, Ltd., Class A	12,400	46,231
Hunan Changyuan Lico Company, Ltd., Class A	10,491	10,979
Hunan Valin Steel Company, Ltd., Class A	53,300	41,326
Hundsun Technologies, Inc., Class A	13,700	57,683
Hygeia Healthcare Holdings Company, Ltd. (C)	41,202	253,399
Iflytek Company, Ltd., Class A	17,100	107,292
Imeik Technology Development Company, Ltd., Class A	1,600	68,307
Industrial & Commercial Bank of China, Ltd., Class A	459,300	309,799
Industrial & Commercial Bank of China, Ltd., H Shares	7,893,826	3,756,101
Industrial Bank Company, Ltd., Class A	154,700	316,637
Industrial Securities Company, Ltd., Class A	70,900	60,417
Ingenic Semiconductor Company, Ltd., Class A	3,000	28,638
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (B)	312,100	66,990
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	15,400	31,503
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	73,700	$40,106
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	47,300	180,902
Inner Mongolia Yitai Coal Company, Ltd., Class B (B)	127,073	180,717
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	27,300	24,296
Innovent Biologics, Inc. (B)(C)	139,521	817,099
Inspur Electronic Information Industry Company, Ltd., Class A	10,400	51,393
iQIYI, Inc., ADR (B)	53,100	238,419
IRay Technology Company, Ltd., Class A	607	18,548
Isoftstone Information Technology Group Company, Ltd., Class A (B)	6,550	36,731
JA Solar Technology Company, Ltd., Class A	22,888	63,879
Jason Furniture Hangzhou Company, Ltd., Class A	5,230	27,461
JCET Group Company, Ltd., Class A	13,100	56,135
JD Health International, Inc. (B)(C)	133,708	635,664
JD Logistics, Inc. (B)(C)	235,394	288,710
JD.com, Inc., Class A	283,303	3,864,283
Jiangsu Eastern Shenghong Company, Ltd., Class A	43,500	61,736
Jiangsu Expressway Company, Ltd., H Shares	142,837	128,260
Jiangsu Hengli Hydraulic Company, Ltd., Class A	9,900	78,117
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	46,800	314,944
Jiangsu King's Luck Brewery JSC, Ltd., Class A	8,700	65,650
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	6,400	23,098
Jiangsu Pacific Quartz Company, Ltd., Class A	2,300	27,664
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	19,900	28,084
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	11,000	179,859
Jiangsu Yangnong Chemical Company, Ltd., Class A	2,530	22,932
Jiangsu Yoke Technology Company, Ltd., Class A	4,000	34,579
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	8,000	38,341
Jiangsu Zhongtian Technology Company, Ltd., Class A	26,300	47,848
Jiangxi Copper Company, Ltd., Class A	13,800	34,290
Jiangxi Copper Company, Ltd., H Shares	134,515	190,705
Jiangxi Special Electric Motor Company, Ltd., Class A (B)	14,100	20,523
Jinduicheng Molybdenum Company, Ltd., Class A	20,300	27,011
Jinko Solar Company, Ltd., Class A	45,469	56,601
JiuGui Liquor Company, Ltd., Class A	2,200	22,057
Jiumaojiu International Holdings, Ltd. (C)	114,448	115,508
Jizhong Energy Resources Company, Ltd., Class A	25,600	25,086
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	15,500	27,501

38

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jointown Pharmaceutical Group Company, Ltd., Class A	28,936	$30,516
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A (B)	4,700	21,505
Juewei Food Company, Ltd., Class A	4,800	21,294
Juneyao Airlines Company, Ltd., Class A (B)	14,800	28,238
Kanzhun, Ltd., ADR (B)	26,256	434,012
KE Holdings, Inc., ADR	79,354	1,264,109
Keda Industrial Group Company, Ltd., Class A	14,500	20,309
Kingdee International Software Group Company, Ltd. (B)	333,412	462,845
Kingnet Network Company, Ltd., Class A	15,300	25,034
Kingsoft Corp., Ltd.	114,596	365,993
Kuaishou Technology (B)(C)	279,071	2,057,688
Kuang-Chi Technologies Company, Ltd., Class A	16,500	32,278
Kunlun Tech Company, Ltd., Class A (B)	8,500	38,356
Kweichow Moutai Company, Ltd., Class A	9,100	2,285,911
LB Group Company, Ltd., Class A	18,200	44,018
Lenovo Group, Ltd.	876,690	1,081,939
Lens Technology Company, Ltd., Class A	34,900	63,944
Lepu Medical Technology Beijing Company, Ltd., Class A	12,400	29,836
Li Auto, Inc., Class A (B)	135,098	2,497,943
Li Ning Company, Ltd.	286,102	796,167
Liaoning Port Company, Ltd., Class A	140,900	29,617
Lingyi iTech Guangdong Company, Class A	43,600	40,954
Livzon Pharmaceutical Group, Inc., Class A	5,300	26,023
Longfor Group Holdings, Ltd. (C)	233,827	413,432
LONGi Green Energy Technology Company, Ltd., Class A	54,340	161,707
Lufax Holding, Ltd., ADR (A)	87,352	74,153
Luxi Chemical Group Company, Ltd., Class A	16,300	22,718
Luxshare Precision Industry Company, Ltd., Class A	50,800	226,633
Luzhou Laojiao Company, Ltd., Class A	10,800	313,807
Mango Excellent Media Company, Ltd., Class A	13,800	49,946
Maxscend Microelectronics Company, Ltd., Class A	3,700	71,879
Meihua Holdings Group Company, Ltd., Class A	23,100	30,907
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (B)	27,400	23,775
Meituan, Class B (B)(C)	612,246	7,087,668
Metallurgical Corp. of China, Ltd., Class A	135,700	59,003
Microport Scientific Corp. (B)	97,553	156,281
Ming Yang Smart Energy Group, Ltd., Class A	17,700	33,425
MINISO Group Holding, Ltd., ADR	11,548	292,511
Minth Group, Ltd.	91,559	198,335
Montage Technology Company, Ltd., Class A	8,459	70,040
Muyuan Foods Company, Ltd., Class A	39,500	216,570
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	12,260	26,877
Nanjing Securities Company, Ltd., Class A	30,500	34,763
NARI Technology Company, Ltd., Class A	57,648	178,022
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
National Silicon Industry Group Company, Ltd., Class A (B)	18,307	$45,349
NAURA Technology Group Company, Ltd., Class A	3,800	125,043
NavInfo Company, Ltd., Class A (B)	13,100	18,002
NetEase, Inc.	233,196	5,260,522
New China Life Insurance Company, Ltd., Class A	16,400	71,973
New China Life Insurance Company, Ltd., H Shares	101,617	201,912
New Hope Liuhe Company, Ltd., Class A (B)	26,800	37,583
New Oriental Education & Technology Group, Inc. (B)	180,958	1,471,799
Ninestar Corp., Class A	9,700	37,610
Ningbo Deye Technology Company, Ltd., Class A	2,680	23,695
Ningbo Joyson Electronic Corp., Class A	11,400	31,414
Ningbo Orient Wires & Cables Company, Ltd., Class A	5,200	29,892
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	3,413	18,688
Ningbo Shanshan Company, Ltd., Class A	15,700	29,381
Ningbo Tuopu Group Company, Ltd., Class A	7,900	81,564
Ningxia Baofeng Energy Group Company, Ltd., Class A	52,500	107,992
NIO, Inc., ADR (A)(B)	166,972	1,213,886
Nongfu Spring Company, Ltd., H Shares (C)	211,206	1,204,673
North Industries Group Red Arrow Company, Ltd., Class A	13,500	28,134
Offcn Education Technology Company, Ltd., Class A (B)	33,600	22,967
Offshore Oil Engineering Company, Ltd., Class A	31,600	28,436
Oppein Home Group, Inc., Class A	3,400	37,693
Orient Securities Company, Ltd., Class A	65,500	80,006
Oriental Pearl Group Company, Ltd., Class A	23,000	26,036
Ovctek China, Inc., Class A	6,400	21,866
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (B)	59,200	28,149
People.cn Company, Ltd., Class A	7,500	35,726
Perfect World Company, Ltd., Class A	13,300	23,513
PetroChina Company, Ltd., Class A	148,100	148,850
PetroChina Company, Ltd., H Shares	2,556,130	1,672,665
Pharmaron Beijing Company, Ltd., Class A	10,925	51,156
PICC Property & Casualty Company, Ltd., H Shares	843,292	979,606
Ping An Bank Company, Ltd., Class A	145,600	197,651
Ping An Healthcare and Technology Company, Ltd. (B)(C)	67,616	150,860
Ping An Insurance Group Company of China, Ltd., Class A	78,900	451,697
Ping An Insurance Group Company of China, Ltd., H Shares	810,662	3,718,223
Piotech, Inc.	1,178	44,234
Poly Developments and Holdings Group Company, Ltd., Class A	88,600	127,400
Pop Mart International Group, Ltd. (C)	56,607	169,863
Postal Savings Bank of China Company, Ltd., Class A	214,900	132,243

39

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Postal Savings Bank of China Company, Ltd., H Shares (C)	949,504	$421,219
Power Construction Corp. of China, Ltd., Class A	124,800	87,299
Pylon Technologies Company, Ltd., Class A	1,160	16,578
Qi An Xin Technology Group, Inc., Class A (B)	3,587	22,658
Qifu Technology, Inc., ADR	14,039	217,885
Qinghai Salt Lake Industry Company, Ltd., Class A (B)	36,200	80,440
Raytron Technology Company, Ltd., Class A	3,056	21,564
Risen Energy Company, Ltd., Class A	9,300	21,052
Riyue Heavy Industry Company, Ltd., Class A	6,100	11,106
Rockchip Electronics Company, Ltd., Class A	2,400	22,166
Rongsheng Petrochemical Company, Ltd., Class A	72,100	108,663
SAIC Motor Corp., Ltd., Class A	60,600	126,400
Sailun Group Company, Ltd., Class A	20,400	30,516
Sanan Optoelectronics Company, Ltd., Class A	35,000	68,135
Sangfor Technologies, Inc., Class A (B)	2,800	33,156
Sany Heavy Equipment International Holdings Company, Ltd.	133,354	138,597
Sany Heavy Industry Company, Ltd., Class A	62,500	119,583
Satellite Chemical Company, Ltd., Class A (B)	24,043	53,778
SDIC Capital Company, Ltd., Class A	56,600	54,775
SDIC Power Holdings Company, Ltd., Class A	47,600	82,785
Seazen Holdings Company, Ltd., Class A (B)	20,300	36,424
Seres Group Company, Ltd., Class A (B)	10,500	111,445
SF Holding Company, Ltd., Class A	34,900	206,591
SG Micro Corp., Class A	3,170	39,871
Shaanxi Coal Industry Company, Ltd., Class A	67,800	185,119
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	26,750	33,344
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	8,600	21,663
Shandong Gold Mining Company, Ltd., Class A	24,600	80,173
Shandong Gold Mining Company, Ltd., H Shares (C)	85,037	167,915
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	6,300	26,282
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	15,500	64,862
Shandong Linglong Tyre Company, Ltd., Class A	9,400	26,243
Shandong Nanshan Aluminum Company, Ltd., Class A	94,600	38,213
Shandong Sun Paper Industry JSC, Ltd., Class A	20,400	34,366
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	295,895	280,870
Shanghai Aiko Solar Energy Company, Ltd., Class A	12,240	27,793
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	8,020	$28,994
Shanghai Baosight Software Company, Ltd., Class A	13,060	76,968
Shanghai Baosight Software Company, Ltd., Class B	71,268	134,163
Shanghai Construction Group Company, Ltd., Class A	61,900	21,686
Shanghai Electric Group Company, Ltd., Class A (B)	88,100	54,502
Shanghai Electric Power Company, Ltd., Class A	16,900	20,861
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	16,700	65,345
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	57,788	127,793
Shanghai Friendess Electronic Technology Corp., Ltd., Class A	893	28,175
Shanghai Fudan Microelectronics Group Company, Ltd., Class A	3,578	22,452
Shanghai International Airport Company, Ltd., Class A (B)	8,100	40,764
Shanghai International Port Group Company, Ltd., Class A	52,900	37,301
Shanghai Jinjiang International Hotels Company, Ltd., Class A	7,000	33,256
Shanghai Junshi Biosciences Company, Ltd., Class A (B)	5,013	31,625
Shanghai Lingang Holdings Corp., Ltd., Class A	11,000	16,928
Shanghai M&G Stationery, Inc., Class A	5,100	28,408
Shanghai Moons' Electric Company, Ltd., Class A	3,400	35,715
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	23,100	58,207
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	89,396	129,590
Shanghai Pudong Development Bank Company, Ltd., Class A	222,900	214,030
Shanghai Putailai New Energy Technology Company, Ltd., Class A	13,410	43,174
Shanghai RAAS Blood Products Company, Ltd., Class A	45,200	50,343
Shanghai Rural Commercial Bank Company, Ltd., Class A	83,100	66,757
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	35,300	31,914
Shanxi Coal International Energy Group Company, Ltd., Class A	15,300	39,205
Shanxi Coking Coal Energy Group Company, Ltd., Class A	38,100	51,978
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	22,000	67,443
Shanxi Meijin Energy Company, Ltd., Class A (B)	27,700	28,086
Shanxi Securities Company, Ltd., Class A	36,900	28,869
Shanxi Taigang Stainless Steel Company, Ltd., Class A	32,800	17,755
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	8,800	294,576
Shede Spirits Company, Ltd., Class A	2,600	36,568
Shenergy Company, Ltd., Class A	31,800	26,711
Shenghe Resources Holding Company, Ltd., Class A	5,500	7,985

40

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shengyi Technology Company, Ltd., Class A	15,500	$37,229
Shennan Circuits Company, Ltd., Class A	3,600	36,899
Shenwan Hongyuan Group Company, Ltd., Class A	174,300	110,180
Shenzhen Capchem Technology Company, Ltd., Class A	4,440	27,783
Shenzhen Dynanonic Company, Ltd., Class A	1,940	17,557
Shenzhen Energy Group Company, Ltd., Class A	31,700	27,161
Shenzhen Inovance Technology Company, Ltd., Class A	9,700	89,662
Shenzhen Kaifa Technology Company, Ltd., Class A	13,500	32,364
Shenzhen Kangtai Biological Products Company, Ltd., Class A	7,020	31,622
Shenzhen Kedali Industry Company, Ltd., Class A	1,700	20,994
Shenzhen Kstar Science And Technology Company, Ltd., Class A	3,800	13,522
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	8,600	350,303
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	5,900	58,136
Shenzhen Overseas Chinese Town Company, Ltd., Class A (B)	52,900	25,557
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	7,000	32,948
Shenzhen SC New Energy Technology Corp., Class A	2,300	22,677
Shenzhen Sed Industry Company, Ltd., Class A	6,800	18,586
Shenzhen Senior Technology Material Company, Ltd., Class A	10,885	22,826
Shenzhen Sunlord Electronics Company, Ltd., Class A	5,200	19,796
Shenzhen Transsion Holdings Company, Ltd., Class A	5,404	83,842
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	5,000	18,307
Shenzhou International Group Holdings, Ltd.	99,891	1,000,101
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	12,300	43,361
Shuangliang Eco-Energy Systems Company, Ltd., Class A	13,800	16,613
Sichuan Chuantou Energy Company, Ltd., Class A	29,500	59,067
Sichuan Hebang Biotechnology Company, Ltd., Class A	80,700	26,482
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	12,200	49,084
Sichuan New Energy Power Company, Ltd., Class A (B)	6,900	11,280
Sichuan Road and Bridge Group Company, Ltd., Class A	54,400	58,828
Sichuan Swellfun Company, Ltd., Class A	3,600	29,535
Sichuan Yahua Industrial Group Company, Ltd., Class A	5,400	9,618
Sieyuan Electric Company, Ltd., Class A	5,400	37,528
Silergy Corp.	45,000	613,774
Sinolink Securities Company, Ltd., Class A	38,100	51,058
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinoma International Engineering Company, Class A	21,200	$27,824
Sinoma Science & Technology Company, Ltd., Class A	12,800	30,148
Sinomine Resource Group Company, Ltd., Class A	4,080	19,672
Sinopec Shanghai Petrochemical Company, Ltd., Class A (B)	25,200	10,314
Sinopharm Group Company, Ltd., H Shares	164,553	407,805
Sinotruk Hong Kong, Ltd.	83,500	173,216
Skshu Paint Company, Ltd., Class A (B)	3,500	26,522
Smoore International Holdings, Ltd. (A)(C)	216,334	188,910
Songcheng Performance Development Company, Ltd., Class A	22,000	32,418
SooChow Securities Company, Ltd., Class A	46,900	50,424
Southwest Securities Company, Ltd., Class A	59,700	34,475
Spring Airlines Company, Ltd., Class A (B)	7,400	55,056
StarPower Semiconductor, Ltd., Class A	1,200	31,698
Sungrow Power Supply Company, Ltd., Class A	11,000	128,196
Sunny Optical Technology Group Company, Ltd.	85,964	814,083
Sunresin New Materials Company, Ltd., Class A	3,700	26,108
Sunwoda Electronic Company, Ltd., Class A	13,600	28,991
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	13,200	34,500
Suzhou Maxwell Technologies Company, Ltd., Class A	2,084	31,560
Suzhou TFC Optical Communication Company, Ltd., Class A	3,100	31,933
TAL Education Group, ADR (B)	52,930	663,213
Tangshan Jidong Cement Company, Ltd., Class A	13,800	13,448
TBEA Company, Ltd., Class A	38,210	74,665
TCL Technology Group Corp., Class A (B)	132,770	77,849
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	28,600	66,873
Tencent Holdings, Ltd.	808,795	33,693,723
Tencent Music Entertainment Group, ADR (B)	90,141	767,100
The People's Insurance Company Group of China, Ltd., Class A	70,200	49,747
The People's Insurance Company Group of China, Ltd., H Shares	1,087,879	352,397
Thunder Software Technology Company, Ltd., Class A	3,000	33,748
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	5,400	23,389
Tianma Microelectronics Company, Ltd., Class A (B)	9,800	14,950
Tianqi Lithium Corp., Class A	10,700	75,115
Tianshan Aluminum Group Company, Ltd., Class A	31,600	26,766
Tianshui Huatian Technology Company, Ltd., Class A	21,000	26,325
Tingyi Cayman Islands Holding Corp.	233,102	293,371
Titan Wind Energy Suzhou Company, Ltd., Class A (B)	12,700	22,260

41

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tongcheng Travel Holdings, Ltd. (B)	149,512	$274,858
TongFu Microelectronics Company, Ltd., Class A	11,000	35,074
Tongkun Group Company, Ltd., Class A (B)	19,300	36,801
Tongling Nonferrous Metals Group Company, Ltd., Class A	60,600	25,836
Tongwei Company, Ltd., Class A	32,800	112,676
Topchoice Medical Corp., Class A (B)	2,500	28,726
Topsports International Holdings, Ltd. (C)	216,128	175,653
TravelSky Technology, Ltd., H Shares	114,173	192,345
Trina Solar Company, Ltd., Class A	14,982	56,645
Trip.com Group, Ltd. (B)	66,399	2,332,165
Tsingtao Brewery Company, Ltd., Class A	5,700	59,650
Tsingtao Brewery Company, Ltd., H Shares	74,597	492,929
Unigroup Guoxin Microelectronics Company, Ltd., Class A (B)	5,779	58,736
Uni-President China Holdings, Ltd.	149,163	95,405
Unisplendour Corp., Ltd., Class A (B)	20,900	59,274
Universal Scientific Industrial Shanghai Company, Ltd., Class A	12,800	26,762
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (B)	3,192	23,902
Vipshop Holdings, Ltd., ADR (B)	40,873	655,194
Walvax Biotechnology Company, Ltd., Class A	11,200	38,843
Wanda Film Holding Company, Ltd., Class A (B)	16,800	29,462
Wanhua Chemical Group Company, Ltd., Class A	22,500	254,201
Weibo Corp., ADR	9,666	97,723
Weichai Power Company, Ltd., Class A	52,000	108,712
Weichai Power Company, Ltd., H Shares	235,633	433,570
Weihai Guangwei Composites Company, Ltd., Class A	5,400	18,838
Wens Foodstuffs Group Company, Ltd., Class A	47,100	127,230
Western Mining Company, Ltd., Class A	18,500	33,303
Western Securities Company, Ltd., Class A	41,100	38,013
Western Superconducting Technologies Company, Ltd., Class A	4,546	33,453
Will Semiconductor Company, Ltd., Class A	8,445	128,143
Wingtech Technology Company, Ltd., Class A (B)	9,200	62,237
Wintime Energy Group Company, Ltd., Class A (B)	157,100	31,297
Wuchan Zhongda Group Company, Ltd., Class A	50,300	32,582
Wuhan Guide Infrared Company, Ltd., Class A	21,978	23,927
Wuliangye Yibin Company, Ltd., Class A	28,300	590,194
WUS Printed Circuit Kunshan Company, Ltd., Class A	13,000	37,705
WuXi AppTec Company, Ltd., Class A	19,100	220,768
WuXi AppTec Company, Ltd., H Shares (C)	43,394	507,617
Wuxi Autowell Technology Company, Ltd., Class A	1,199	15,302
WuXi Biologics Cayman, Inc. (B)(C)	461,120	2,560,177
XCMG Construction Machinery Company, Ltd., Class A	93,400	72,419
Xiamen C & D, Inc., Class A	24,600	32,614
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xiamen Faratronic Company, Ltd., Class A	1,600	$21,095
Xiamen Tungsten Company, Ltd., Class A	9,000	21,696
Xiaomi Corp., Class B (B)(C)	1,853,634	3,699,920
Xinjiang Daqo New Energy Company, Ltd., Class A	12,401	53,575
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	25,400	30,978
Xinyi Solar Holdings, Ltd.	591,086	339,098
XPeng, Inc., A Shares (B)	124,676	1,039,013
Xtep International Holdings, Ltd.	169,863	98,084
Yadea Group Holdings, Ltd. (C)	146,485	275,456
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	4,100	21,533
Yankuang Energy Group Company, Ltd., Class A	29,800	85,858
Yankuang Energy Group Company, Ltd., H Shares	275,065	510,980
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	6,900	28,643
Yealink Network Technology Corp., Ltd., Class A	8,880	40,078
Yifeng Pharmacy Chain Company, Ltd., Class A	7,340	39,230
Yihai International Holding, Ltd. (B)	62,699	104,481
Yihai Kerry Arawana Holdings Company, Ltd., Class A	10,300	50,397
Yintai Gold Company, Ltd., Class A	18,000	37,443
Yonghui Superstores Company, Ltd., Class A (B)	48,900	20,907
YongXing Special Materials Technology Company, Ltd., Class A	3,250	20,054
Yonyou Network Technology Company, Ltd., Class A	25,400	59,483
Youngor Group Company, Ltd., Class A	38,300	36,445
YTO Express Group Company, Ltd., Class A	23,100	42,604
Yuan Longping High-tech Agriculture Company, Ltd., Class A (B)	8,800	20,874
Yum China Holdings, Inc. (New York Stock Exchange)	50,448	2,178,345
Yunda Holding Company, Ltd., Class A	22,100	26,620
Yunnan Aluminium Company, Ltd., Class A	26,300	47,448
Yunnan Baiyao Group Company, Ltd., Class A	13,340	94,082
Yunnan Botanee Bio-Technology Group Company, Ltd., Class A	2,700	27,006
Yunnan Chihong Zinc&Germanium Company, Ltd., Class A	42,100	29,758
Yunnan Energy New Material Company, Ltd., Class A	7,100	58,674
Yunnan Tin Company, Ltd., Class A	9,800	18,959
Yunnan Yuntianhua Company, Ltd., Class A	13,100	28,871
Yutong Bus Company, Ltd., Class A	16,300	30,771
Zai Lab, Ltd. (B)	113,775	311,230
Zangge Mining Company, Ltd., Class A	11,800	39,576
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,200	148,988
Zhaojin Mining Industry Company, Ltd., H Shares	156,243	202,360
Zhefu Holding Group Company, Ltd., Class A	24,000	12,315

42

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Century Huatong Group Company, Ltd., Class A (B)	50,200	$39,283
Zhejiang China Commodities City Group Company, Ltd., Class A	39,100	43,569
Zhejiang Chint Electrics Company, Ltd., Class A	17,500	53,842
Zhejiang Dahua Technology Company, Ltd., Class A	24,500	66,398
Zhejiang Dingli Machinery Company, Ltd., Class A	3,100	21,133
Zhejiang Expressway Company, Ltd., H Shares	158,255	100,212
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	9,500	20,861
Zhejiang Huayou Cobalt Company, Ltd., Class A	11,610	52,256
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	9,400	56,896
Zhejiang Jiuzhou Pharmaceutical Company, Ltd., Class A	7,200	27,704
Zhejiang Juhua Company, Ltd., Class A	19,900	44,342
Zhejiang Longsheng Group Company, Ltd., Class A	25,000	30,179
Zhejiang NHU Company, Ltd., Class A	24,080	57,440
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	13,600	55,171
Zhejiang Supcon Technology Company, Ltd., Class A	4,363	26,789
Zhejiang Supor Company, Ltd., Class A	2,500	18,317
Zhejiang Weiming Environment Protection Company, Ltd., Class A	10,680	26,497
Zhejiang Weixing New Building Materials Company, Ltd., Class A	11,600	24,317
Zhejiang Zheneng Electric Power Company, Ltd., Class A (B)	72,600	47,255
Zheshang Securities Company, Ltd., Class A	34,200	50,343
ZhongAn Online P&C Insurance Company, Ltd., H Shares (B)(C)	84,104	212,209
Zhongji Innolight Company, Ltd., Class A	6,100	81,265
Zhongjin Gold Corp., Ltd., Class A	28,600	43,287
Zhongsheng Group Holdings, Ltd.	101,054	241,483
Zhongtai Securities Company, Ltd., Class A	56,600	57,057
Zhuzhou CRRC Times Electric Company, Ltd., Class A	5,757	31,026
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	62,292	196,701
Zhuzhou Kibing Group Company, Ltd., Class A	20,600	22,662
Zibo Qixiang Tengda Chemical Company, Ltd., Class A	13,000	10,215
Zijin Mining Group Company, Ltd., Class A	151,000	258,155
Zijin Mining Group Company, Ltd., H Shares	656,396	1,039,486
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	54,500	49,290
ZTE Corp., Class A	29,400	105,682
ZTE Corp., H Shares	88,775	193,525
ZTO Express Cayman, Inc., ADR	51,513	1,149,770
		207,807,103
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Colombia - 0.0%
Bancolombia SA	35,470	$280,167
Interconexion Electrica SA ESP	63,887	241,176
		521,343
Czech Republic - 0.0%
CEZ AS	22,047	975,714
Komercni banka AS	10,430	323,182
Moneta Money Bank AS (C)	45,954	179,675
		1,478,571
Denmark - 2.5%
A.P. Moller - Maersk A/S, Series A (A)	462	716,714
A.P. Moller - Maersk A/S, Series B	842	1,329,523
Carlsberg A/S, Class B	16,339	2,027,088
Chr. Hansen Holding A/S	17,416	1,394,643
Coloplast A/S, B Shares	22,628	2,670,046
Danske Bank A/S	113,896	2,950,984
Demant A/S (B)	16,760	710,804
DSV A/S	30,778	4,630,443
Genmab A/S (B)	10,943	3,441,742
Novo Nordisk A/S, Class B	539,999	55,168,812
Novozymes A/S, B Shares	33,729	1,749,048
Orsted A/S (C)	31,247	1,471,353
Pandora A/S	14,053	1,897,124
ROCKWOOL A/S, B Shares	1,522	411,511
Tryg A/S	59,025	1,273,715
Vestas Wind Systems A/S (B)	167,165	4,622,220
		86,465,770
Finland - 0.6%
Elisa OYJ	19,504	873,022
Fortum OYJ	62,615	879,480
Kesko OYJ, B Shares	38,101	728,761
Kone OYJ, B Shares	47,302	2,105,665
Metso OYJ	92,116	907,410
Neste OYJ	58,775	2,239,475
Nokia OYJ	748,864	2,626,522
Nordea Bank ABP (A)	228,163	2,550,729
Orion OYJ, Class B	14,861	589,563
Sampo OYJ, A Shares	64,925	2,839,364
Stora Enso OYJ, R Shares	81,228	1,055,438
UPM-Kymmene OYJ	74,240	2,597,231
Wartsila OYJ ABP	65,646	907,156
		20,899,816
France - 5.6%
Accor SA	19,161	666,216
Aeroports de Paris	2,932	361,521
Air Liquide SA	54,238	10,282,399
Airbus SE	61,560	9,148,560
Alstom SA	29,451	364,928
Amundi SA (C)	6,986	430,627
Arkema SA	6,269	637,914
AXA SA	192,957	6,016,443
BioMerieux	4,229	455,510
BNP Paribas SA	109,309	6,871,900
Bollore SE	74,907	428,534
Bouygues SA	19,510	742,387
Bureau Veritas SA	30,081	728,284
Capgemini SE	17,070	3,498,640
Carrefour SA	61,600	1,167,916
Cie de Saint-Gobain SA	47,982	3,128,217
Cie Generale des Etablissements Michelin SCA	70,254	2,362,375
Covivio SA	5,050	246,810
Credit Agricole SA	127,020	1,664,664

43

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Danone SA	66,512	$4,276,890
Dassault Aviation SA	2,216	440,112
Dassault Systemes SE	69,344	3,252,257
Edenred SE	25,631	1,396,040
Eiffage SA	7,468	757,107
Engie SA	188,830	3,276,770
EssilorLuxottica SA	30,538	5,831,119
Eurazeo SE	4,448	334,245
Gecina SA	4,663	516,314
Getlink SE	36,185	661,210
Hermes International SCA	3,277	6,791,593
Ipsen SA	3,854	434,520
Kering SA	7,709	3,316,161
Klepierre SA	21,955	552,674
La Francaise des Jeux SAEM (C)	10,443	377,889
Legrand SA	27,648	2,666,607
L'Oreal SA	24,985	11,740,174
LVMH Moet Hennessy Louis Vuitton SE	28,599	21,886,107
Orange SA (A)	191,526	2,359,763
Pernod Ricard SA	21,190	3,660,774
Publicis Groupe SA	23,745	2,006,606
Remy Cointreau SA	2,379	282,759
Renault SA	19,969	784,754
Safran SA	35,553	6,251,153
Sanofi SA	117,662	10,973,685
Sartorius Stedim Biotech	2,858	644,457
Schneider Electric SE	55,251	10,169,046
Schneider Electric SE (Euronext London Exchange)	1,178	216,885
SEB SA	2,524	287,754
Societe Generale SA	76,069	1,914,386
Sodexo SA	9,069	971,845
STMicroelectronics NV	70,829	3,362,187
Teleperformance SE	6,133	860,669
Thales SA	11,006	1,644,592
TotalEnergies SE	232,484	15,845,850
Unibail-Rodamco-Westfield (B)	12,193	776,900
Valeo SE	21,320	309,573
Veolia Environnement SA	69,979	2,206,111
Vinci SA	54,937	6,721,134
Vivendi SE	69,487	657,687
Wendel SE	2,701	228,719
Worldline SA (B)(C)	24,871	386,535
		191,235,458
Germany - 3.5%
adidas AG	15,564	3,258,053
Allianz SE	39,141	9,841,634
BASF SE	85,871	3,994,477
Bayer AG	94,562	3,236,753
Bayerische Motoren Werke AG	29,143	3,040,833
Bechtle AG	7,864	389,990
Beiersdorf AG	9,532	1,336,139
Brenntag SE	14,006	1,211,695
Carl Zeiss Meditec AG, Bearer Shares	3,859	346,526
Commerzbank AG	100,719	1,232,955
Continental AG	10,507	815,412
Covestro AG (B)(C)	18,543	975,101
Daimler Truck Holding AG	47,460	1,541,300
Delivery Hero SE (B)(C)	16,874	534,880
Deutsche Bank AG	188,537	2,348,842
Deutsche Boerse AG	18,251	3,469,652
Deutsche Lufthansa AG (B)	56,972	495,599
Deutsche Post AG	95,241	4,475,263
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Telekom AG	311,207	$7,459,056
E.ON SE	214,304	2,785,525
Evonik Industries AG	19,846	371,129
Fresenius Medical Care AG & Company KGaA	19,732	810,323
Fresenius SE & Company KGaA	40,595	1,289,082
GEA Group AG	14,451	531,707
Hannover Rueck SE	5,940	1,417,654
Heidelberg Materials AG	13,929	1,137,014
HelloFresh SE (B)	14,885	228,243
Henkel AG & Company KGaA	8,978	627,313
Infineon Technologies AG	125,674	4,849,052
Knorr-Bremse AG	6,854	430,036
LEG Immobilien SE (B)	7,182	550,343
Mercedes-Benz Group AG	77,257	5,023,175
Merck KGaA	12,460	2,182,529
MTU Aero Engines AG	5,226	1,070,963
Muenchener Rueckversicherungs-Gesellschaft AG	13,276	5,654,745
Nemetschek SE	5,446	475,447
Puma SE	10,053	649,275
Rational AG	479	307,192
Rheinmetall AG	4,226	1,274,053
RWE AG	60,622	2,598,502
SAP SE	100,359	15,964,089
Scout24 SE (C)	7,010	488,456
Siemens AG	73,122	12,283,160
Siemens Energy AG (B)	49,941	590,044
Siemens Healthineers AG (C)	27,058	1,561,820
Symrise AG	12,765	1,436,840
Talanx AG	6,490	471,010
Telefonica Deutschland Holding AG (A)	79,068	202,699
Volkswagen AG	2,688	348,810
Vonovia SE	70,403	1,958,131
Wacker Chemie AG	1,756	214,902
Zalando SE (B)(C)	21,554	513,891
		120,301,314
Hong Kong - 1.8%
AIA Group, Ltd.	1,614,074	13,876,408
Alibaba Health Information Technology, Ltd. (B)	647,746	367,489
Beijing Enterprises Holdings, Ltd.	61,470	203,796
Beijing Enterprises Water Group, Ltd.	477,340	95,904
BOC Hong Kong Holdings, Ltd.	516,301	1,380,444
Bosideng International Holdings, Ltd.	457,812	191,974
Budweiser Brewing Company APAC, Ltd. (C)	237,016	418,474
C&D International Investment Group, Ltd.	88,246	180,501
China Everbright Environment Group, Ltd.	470,333	154,657
China Gas Holdings, Ltd.	326,902	299,723
China Jinmao Holdings Group, Ltd.	720,360	81,945
China Medical System Holdings, Ltd.	160,843	308,960
China Merchants Port Holdings Company, Ltd.	170,231	217,903
China Overseas Land & Investment, Ltd.	463,252	855,385
China Overseas Property Holdings, Ltd.	152,224	124,063
China Power International Development, Ltd.	583,969	214,584
China Resources Beer Holdings Company, Ltd.	196,162	884,280
China Resources Cement Holdings, Ltd.	301,330	69,390
China Resources Gas Group, Ltd.	109,873	344,357
China Resources Land, Ltd.	389,211	1,424,976

44

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Resources Power Holdings Company, Ltd.	232,808	$448,890
China Ruyi Holdings, Ltd. (B)	669,326	151,632
China State Construction International Holdings, Ltd.	243,116	282,046
China Taiping Insurance Holdings Company, Ltd.	186,329	169,266
China Traditional Chinese Medicine Holdings Company, Ltd.	371,316	189,847
Chow Tai Fook Jewellery Group, Ltd.	236,631	343,542
CK Asset Holdings, Ltd.	277,573	1,314,414
CK Hutchison Holdings, Ltd.	375,634	1,884,566
CK Infrastructure Holdings, Ltd.	86,299	427,350
CLP Holdings, Ltd.	228,344	1,774,903
COSCO SHIPPING Ports, Ltd.	176,534	118,562
ESR Group, Ltd. (C)	300,301	386,059
Far East Horizon, Ltd.	161,693	118,389
Futu Holdings, Ltd., ADR (A)(B)	7,709	415,669
Galaxy Entertainment Group, Ltd.	304,387	1,574,623
GCL Technology Holdings, Ltd.	2,431,736	323,486
Geely Automobile Holdings, Ltd.	723,860	787,618
Guangdong Investment, Ltd.	356,587	247,482
Hang Lung Properties, Ltd.	246,852	330,032
Hang Seng Bank, Ltd.	105,333	1,164,329
Henderson Land Development Company, Ltd.	202,796	550,462
HKT Trust & HKT, Ltd.	514,846	549,204
Hong Kong & China Gas Company, Ltd.	1,537,498	1,055,605
Hong Kong Exchanges & Clearing, Ltd.	167,985	5,947,095
Hongkong Land Holdings, Ltd.	152,946	492,623
Jardine Matheson Holdings, Ltd.	22,367	866,264
Kingboard Holdings, Ltd.	79,854	192,244
Kingboard Laminates Holdings, Ltd.	112,087	97,627
Kunlun Energy Company, Ltd.	469,215	433,577
Link REIT	351,185	1,734,445
MTR Corp., Ltd.	212,212	760,673
New World Development Company, Ltd.	209,084	311,122
Nine Dragons Paper Holdings, Ltd. (B)	201,339	100,818
Orient Overseas International, Ltd.	15,727	189,096
Power Assets Holdings, Ltd.	192,306	1,003,209
Prudential PLC	445,171	4,869,017
Shenzhen International Holdings, Ltd.	173,752	128,224
Sino Biopharmaceutical, Ltd.	1,256,160	616,182
Sino Land Company, Ltd.	509,297	512,499
SITC International Holdings Company, Ltd.	185,947	280,791
Sun Hung Kai Properties, Ltd.	202,863	1,989,005
Swire Pacific, Ltd., Class A	60,125	389,654
Swire Properties, Ltd.	159,325	309,404
Techtronic Industries Company, Ltd.	192,113	1,951,851
Vinda International Holdings, Ltd. (A)	44,189	113,624
Want Want China Holdings, Ltd.	561,564	328,827
WH Group, Ltd. (C)	1,169,366	751,055
Wharf Real Estate Investment Company, Ltd.	233,027	734,450
Xinyi Glass Holdings, Ltd.	228,149	262,387
Yuexiu Property Company, Ltd.	199,075	181,331
		61,850,283
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	58,997	469,854
OTP Bank NYRT	30,846	1,283,500
Richter Gedeon NYRT	18,032	454,603
		2,207,957
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India - 5.2%
ABB India, Ltd.	8,983	$479,631
Adani Enterprises, Ltd.	28,917	821,726
Adani Green Energy, Ltd. (B)	53,782	666,286
Adani Ports & Special Economic Zone, Ltd.	89,403	888,093
Adani Power, Ltd. (B)	130,693	682,542
Ambuja Cements, Ltd.	101,284	533,526
Apollo Hospitals Enterprise, Ltd.	17,131	1,140,585
Ashok Leyland, Ltd.	250,358	549,572
Asian Paints, Ltd.	64,917	2,432,832
Astral, Ltd.	20,557	476,338
AU Small Finance Bank, Ltd. (C)	28,087	249,588
Aurobindo Pharma, Ltd.	45,206	566,151
Avenue Supermarts, Ltd. (B)(C)	27,586	1,307,143
Axis Bank, Ltd.	388,369	4,997,663
Bajaj Auto, Ltd.	11,601	847,388
Bajaj Finance, Ltd.	46,295	3,962,076
Bajaj Finserv, Ltd.	65,540	1,319,029
Bajaj Holdings & Investment, Ltd.	4,506	398,940
Balkrishna Industries, Ltd.	12,814	396,181
Bandhan Bank, Ltd. (C)	123,405	337,122
Bank of Baroda	179,292	426,135
Berger Paints India, Ltd.	48,199	332,061
Berger Paints India, Ltd., Bonus Shares (B)	7,079	48,753
Bharat Electronics, Ltd.	628,978	1,103,139
Bharat Forge, Ltd.	43,387	584,330
Bharat Petroleum Corp., Ltd.	127,695	670,194
Bharti Airtel, Ltd.	379,136	4,622,506
Britannia Industries, Ltd.	18,363	1,071,485
CG Power & Industrial Solutions, Ltd.	103,089	558,740
Cholamandalam Investment and Finance Company, Ltd.	70,131	942,255
Cipla, Ltd.	89,172	1,298,105
Coal India, Ltd.	259,520	1,068,232
Colgate-Palmolive India, Ltd.	20,437	536,269
Container Corp. of India, Ltd.	46,775	434,818
Cummins India, Ltd.	23,608	537,735
Dabur India, Ltd.	104,451	676,396
Divi's Laboratories, Ltd.	20,308	920,804
DLF, Ltd.	105,362	792,484
Dr. Reddy's Laboratories, Ltd.	18,424	1,279,240
Eicher Motors, Ltd.	23,100	1,077,516
GAIL India, Ltd.	394,679	624,733
Godrej Consumer Products, Ltd.	69,750	846,458
Godrej Properties, Ltd. (B)	21,047	474,654
Grasim Industries, Ltd.	45,056	1,086,361
Havells India, Ltd.	42,137	660,081
HCL Technologies, Ltd.	160,652	2,586,942
HDFC Asset Management Company, Ltd. (C)	14,631	517,350
HDFC Bank, Ltd.	475,283	8,897,743
HDFC Life Insurance Company, Ltd. (C)	166,293	1,382,767
Hero MotoCorp, Ltd.	18,522	848,673
Hindalco Industries, Ltd.	209,979	1,303,096
Hindustan Aeronautics, Ltd.	28,918	823,801
Hindustan Petroleum Corp., Ltd. (B)	96,535	402,673
Hindustan Unilever, Ltd.	139,861	4,263,009
ICICI Bank, Ltd.	883,807	9,871,700
ICICI Lombard General Insurance Company, Ltd. (C)	42,130	751,873
ICICI Prudential Life Insurance Company, Ltd. (C)	63,093	425,434
IDFC First Bank, Ltd. (B)	546,620	563,934
Indian Oil Corp., Ltd.	483,700	650,835

45

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Indian Railway Catering & Tourism Corp., Ltd.	39,643	$335,002
Indraprastha Gas, Ltd.	53,361	249,418
Info Edge India, Ltd.	12,059	666,575
Infosys, Ltd.	564,697	9,869,363
InterGlobe Aviation, Ltd. (B)(C)	23,071	746,636
ITC, Ltd.	507,657	2,659,615
Jindal Steel & Power, Ltd.	60,340	486,188
Jio Financial Services, Ltd. (B)	518,677	1,438,223
JSW Steel, Ltd.	103,090	989,024
Jubilant Foodworks, Ltd.	67,314	453,692
Kotak Mahindra Bank, Ltd.	186,281	3,930,119
Larsen & Toubro, Ltd.	117,228	4,391,112
LTIMindtree, Ltd. (C)	14,970	995,522
Lupin, Ltd.	34,702	534,842
Mahindra & Mahindra, Ltd.	158,773	3,134,688
Marico, Ltd.	86,476	558,179
Maruti Suzuki India, Ltd.	23,043	2,938,333
Max Healthcare Institute, Ltd.	132,269	984,304
Mphasis, Ltd.	12,939	365,147
MRF, Ltd.	318	425,456
Muthoot Finance, Ltd.	20,707	365,933
Nestle India, Ltd.	5,695	1,652,396
NTPC, Ltd.	741,496	2,322,828
Oil & Natural Gas Corp., Ltd.	535,854	1,249,947
Page Industries, Ltd.	1,027	459,381
Petronet LNG, Ltd.	122,970	300,019
PI Industries, Ltd.	14,192	642,606
Pidilite Industries, Ltd.	25,499	782,629
Power Finance Corp., Ltd.	226,087	917,040
Power Grid Corp. of India, Ltd.	792,246	1,992,222
REC, Ltd.	203,347	853,743
Reliance Industries, Ltd.	517,922	14,792,194
Samvardhana Motherson International, Ltd.	401,527	443,465
SBI Cards & Payment Services, Ltd.	48,158	426,685
SBI Life Insurance Company, Ltd. (C)	77,767	1,339,417
Shree Cement, Ltd.	1,536	496,754
Shriram Finance, Ltd.	48,047	1,154,198
Siemens, Ltd.	15,015	659,699
Sona BLW Precision Forgings, Ltd. (C)	68,622	459,543
SRF, Ltd.	25,260	719,770
State Bank of India	306,676	2,082,405
Sun Pharmaceutical Industries, Ltd.	163,887	2,412,094
Supreme Industries, Ltd.	10,759	574,871
Tata Consultancy Services, Ltd.	155,488	6,515,669
Tata Consumer Products, Ltd.	95,297	1,073,616
Tata Elxsi, Ltd.	5,731	568,487
Tata Motors, Ltd.	282,516	2,398,609
Tata Steel, Ltd.	1,245,984	1,914,776
Tech Mahindra, Ltd.	91,350	1,337,870
The Indian Hotels Company, Ltd.	143,512	727,109
The Tata Power Company, Ltd.	244,770	787,088
Titan Company, Ltd.	60,211	2,517,765
Torrent Pharmaceuticals, Ltd.	16,870	431,491
Trent, Ltd.	30,430	1,015,569
Tube Investments of India, Ltd.	17,985	724,904
TVS Motor Company, Ltd.	40,159	914,594
UltraTech Cement, Ltd.	19,686	2,127,824
United Spirits, Ltd.	49,600	626,455
UPL, Ltd.	76,905	525,954
Varun Beverages, Ltd.	76,942	1,030,731
Vedanta, Ltd.	126,811	355,160
Wipro, Ltd.	222,713	1,099,609
Yes Bank, Ltd. (B)	2,188,687	508,214
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Zomato, Ltd. (B)	731,758	$1,035,858
		180,504,355
Indonesia - 0.3%
Adaro Energy Indonesia Tbk PT	1,049,466	177,432
Aneka Tambang Tbk	612,462	68,761
Astra International Tbk PT	1,524,651	531,246
Bank Central Asia Tbk PT	4,054,514	2,346,687
Bank Mandiri Persero Tbk PT	2,752,989	1,038,072
Bank Negara Indonesia Persero Tbk PT	1,135,424	386,314
Bank Rakyat Indonesia Persero Tbk PT	5,026,449	1,710,623
Barito Pacific Tbk PT	2,051,656	138,208
Charoen Pokphand Indonesia Tbk PT	535,282	179,520
GoTo Gojek Tokopedia Tbk PT (B)	61,692,898	386,361
Indah Kiat Pulp & Paper Tbk PT	209,550	118,574
Indofood CBP Sukses Makmur Tbk PT	169,236	125,889
Indofood Sukses Makmur Tbk PT	342,730	142,038
Kalbe Farma Tbk PT	1,541,525	160,696
Merdeka Copper Gold Tbk PT (B)	847,682	138,392
Sarana Menara Nusantara Tbk PT	1,427,257	92,002
Semen Indonesia Persero Tbk PT	261,875	109,768
Sumber Alfaria Trijaya Tbk PT	1,213,316	224,592
Telkom Indonesia Persero Tbk PT	3,667,464	891,766
Unilever Indonesia Tbk PT	529,632	124,666
United Tractors Tbk PT	110,578	156,177
Vale Indonesia Tbk PT	181,058	52,567
		9,300,351
Ireland - 1.1%
AerCap Holdings NV (B)	24,797	1,691,651
AIB Group PLC	197,524	915,824
Bank of Ireland Group PLC	146,913	1,375,509
CRH PLC	116,823	7,388,072
DCC PLC	15,747	1,064,561
Experian PLC	147,740	5,431,468
Flutter Entertainment PLC (B)	24,559	3,832,215
James Hardie Industries PLC, CHESS Depositary Interest (B)	61,624	1,967,931
Kerry Group PLC, Class A	22,232	1,799,420
Kingspan Group PLC	21,545	1,712,062
PDD Holdings, Inc., ADR (B)	72,104	10,631,014
Smurfit Kappa Group PLC	30,330	1,152,296
Smurfit Kappa Group PLC (London Stock Exchange)	6,453	246,345
		39,208,368
Israel - 0.4%
Azrieli Group, Ltd.	5,796	336,183
Bank Hapoalim BM	174,262	1,472,230
Bank Leumi Le-Israel BM	210,899	1,580,804
Check Point Software Technologies, Ltd. (B)	12,840	1,874,640
CyberArk Software, Ltd. (B)	5,738	1,143,411
Elbit Systems, Ltd.	3,672	731,564
Global-e Online, Ltd. (B)	12,500	428,125
ICL Group, Ltd.	106,352	535,716
Israel Discount Bank, Ltd., Class A	169,692	817,121
Mizrahi Tefahot Bank, Ltd.	20,956	747,019
Monday.com, Ltd. (B)	3,013	541,858
Nice, Ltd. (B)	8,729	1,656,945
Teva Pharmaceutical Industries, Ltd., ADR (B)	154,762	1,519,763
Wix.com, Ltd. (B)	7,471	758,307
		14,143,686

46

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy - 2.7%
Amplifon SpA	32,586	$1,012,837
Assicurazioni Generali SpA	268,690	5,564,461
Davide Campari-Milano NV	135,956	1,484,949
DiaSorin SpA	5,765	546,400
Enel SpA	2,130,605	15,056,569
Eni SpA	619,335	10,270,067
Ferrari NV	32,977	11,884,107
FinecoBank SpA	158,553	2,139,558
Infrastrutture Wireless Italiane SpA (C)	87,557	1,082,706
Intesa Sanpaolo SpA	4,069,764	11,731,432
Mediobanca Banca di Credito Finanziario SpA (A)	145,621	1,709,393
Moncler SpA	53,850	2,984,010
Nexi SpA (B)(C)	155,743	1,214,950
Poste Italiane SpA (C)	139,111	1,499,311
Prysmian SpA	68,989	2,661,143
Recordati Industria Chimica e Farmaceutica SpA	27,346	1,316,992
Snam SpA	524,086	2,640,696
Telecom Italia SpA (B)	2,578,488	749,422
Terna - Rete Elettrica Nazionale	365,430	2,944,299
UniCredit SpA	483,027	13,174,408
		91,667,710
Japan - 14.9%
Advantest Corp.	112,384	3,492,020
Aeon Company, Ltd.	94,785	1,960,479
AGC, Inc.	28,342	1,029,693
Aisin Corp.	21,489	793,659
Ajinomoto Company, Inc.	65,912	2,460,699
ANA Holdings, Inc. (B)	22,823	470,960
Asahi Group Holdings, Ltd.	70,740	2,619,043
Asahi Intecc Company, Ltd.	31,685	614,713
Asahi Kasei Corp.	183,390	1,273,276
Astellas Pharma, Inc.	264,912	3,228,712
Azbil Corp.	16,571	535,199
Bandai Namco Holdings, Inc.	87,576	1,741,470
BayCurrent Consulting, Inc.	19,340	648,984
Bridgestone Corp.	83,634	3,452,061
Brother Industries, Ltd.	33,857	571,631
Canon, Inc.	146,493	3,774,328
Capcom Company, Ltd.	25,094	842,181
Central Japan Railway Company	104,710	2,512,010
Chubu Electric Power Company, Inc.	94,329	1,165,382
Chugai Pharmaceutical Company, Ltd.	98,490	3,478,352
Concordia Financial Group, Ltd.	155,917	733,831
CyberAgent, Inc.	62,769	378,794
Dai Nippon Printing Company, Ltd.	31,943	897,185
Daifuku Company, Ltd.	44,548	839,211
Dai-ichi Life Holdings, Inc.	139,048	2,914,949
Daiichi Sankyo Company, Ltd.	270,988	7,343,002
Daikin Industries, Ltd.	38,734	5,783,742
Daito Trust Construction Company, Ltd.	9,006	992,055
Daiwa House Industry Company, Ltd.	87,055	2,473,619
Daiwa House REIT Investment Corp.	317	564,478
Daiwa Securities Group, Inc.	198,764	1,285,163
Denso Corp.	254,248	3,990,103
Dentsu Group, Inc.	29,667	799,132
Disco Corp.	13,524	2,934,086
East Japan Railway Company	43,830	2,367,392
Eisai Company, Ltd.	36,925	1,917,558
ENEOS Holdings, Inc.	418,348	1,646,604
FANUC Corp.	140,002	3,887,277
Fast Retailing Company, Ltd.	25,691	6,526,707
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Electric Company, Ltd.	18,664	$783,200
FUJIFILM Holdings Corp.	54,755	3,206,479
Fujitsu, Ltd.	25,752	3,666,718
GLP J-REIT	672	634,009
GMO Payment Gateway, Inc.	6,219	364,648
Hakuhodo DY Holdings, Inc.	31,553	238,043
Hamamatsu Photonics KK	20,434	807,965
Hankyu Hanshin Holdings, Inc.	33,100	1,000,673
Hikari Tsushin, Inc.	2,991	463,893
Hirose Electric Company, Ltd.	4,388	491,502
Hitachi Construction Machinery Company, Ltd.	15,854	413,345
Hitachi, Ltd.	137,598	9,567,364
Honda Motor Company, Ltd.	678,124	6,936,487
Hoshizaki Corp.	15,816	503,694
Hoya Corp.	51,933	5,841,237
Hulic Company, Ltd.	55,218	548,344
Ibiden Company, Ltd.	16,512	789,431
Idemitsu Kosan Company, Ltd.	28,032	764,663
Iida Group Holdings Company, Ltd.	23,643	354,594
Inpex Corp.	141,935	1,958,197
Isuzu Motors, Ltd.	85,767	1,138,575
ITOCHU Corp.	174,583	6,787,339
Japan Airlines Company, Ltd.	20,453	387,126
Japan Exchange Group, Inc.	74,253	1,515,676
Japan Metropolitan Fund Investment Corp.	997	663,459
Japan Post Bank Company, Ltd.	211,497	2,085,929
Japan Post Holdings Company, Ltd.	333,365	2,945,384
Japan Post Insurance Company, Ltd.	30,445	572,267
Japan Real Estate Investment Corp.	183	710,355
Japan Tobacco, Inc. (A)	175,826	4,521,323
JFE Holdings, Inc.	72,525	1,071,279
JSR Corp.	26,111	719,074
Kajima Corp.	62,127	982,157
Kao Corp.	68,404	2,620,762
Kawasaki Kisen Kaisha, Ltd.	20,453	719,328
KDDI Corp.	219,490	6,856,442
Keio Corp.	14,756	425,252
Keisei Electric Railway Company, Ltd.	18,711	753,700
Keyence Corp.	28,504	12,205,862
Kikkoman Corp.	19,877	1,220,733
Kintetsu Group Holdings Company, Ltd.	26,011	728,344
Kirin Holdings Company, Ltd.	113,603	1,605,953
Kobayashi Pharmaceutical Company, Ltd.	7,233	333,649
Kobe Bussan Company, Ltd.	21,987	578,148
Koei Tecmo Holdings Company, Ltd.	16,803	205,126
Koito Manufacturing Company, Ltd.	30,952	468,494
Komatsu, Ltd.	136,184	3,483,463
Konami Group Corp.	14,679	725,948
Kose Corp.	4,826	341,430
Kubota Corp.	149,309	2,144,485
Kurita Water Industries, Ltd.	15,488	549,931
Kyocera Corp.	47,117	2,609,092
Kyowa Kirin Company, Ltd.	39,693	656,169
Lasertec Corp.	11,036	2,464,742
Lixil Corp.	41,919	512,556
M3, Inc.	64,519	1,064,730
Makita Corp.	32,860	868,782
Marubeni Corp.	211,813	3,310,194
MatsukiyoCocokara & Company	50,013	864,009
Mazda Motor Corp.	83,839	902,747
McDonald's Holdings Company Japan, Ltd. (A)	12,091	514,698
MEIJI Holdings Company, Ltd.	34,343	795,538

47

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MINEBEA MITSUMI, Inc.	53,368	$1,016,867
MISUMI Group, Inc.	42,139	684,175
Mitsubishi Chemical Group Corp.	188,510	1,236,098
Mitsubishi Corp.	168,602	7,861,617
Mitsubishi Electric Corp.	284,166	3,849,299
Mitsubishi Estate Company, Ltd.	164,977	2,230,237
Mitsubishi HC Capital, Inc.	117,040	763,456
Mitsubishi Heavy Industries, Ltd.	46,950	2,637,632
Mitsubishi UFJ Financial Group, Inc.	1,672,954	14,254,687
Mitsui & Company, Ltd.	192,395	7,016,073
Mitsui Chemicals, Inc.	25,114	737,286
Mitsui Fudosan Company, Ltd.	130,344	3,064,037
Mitsui OSK Lines, Ltd.	50,521	1,389,112
Mizuho Financial Group, Inc.	352,713	5,985,427
MonotaRO Company, Ltd.	36,804	369,921
MS&AD Insurance Group Holdings, Inc.	63,898	2,405,848
Murata Manufacturing Company, Ltd.	252,856	4,913,556
NEC Corp.	35,906	2,001,253
Nexon Company, Ltd.	49,971	1,079,807
NGK Insulators, Ltd.	34,534	421,636
Nidec Corp.	61,274	2,323,407
Nintendo Company, Ltd.	152,163	7,092,686
Nippon Building Fund, Inc.	220	922,454
Nippon Express Holdings, Inc.	10,701	583,743
Nippon Paint Holdings Company, Ltd.	138,914	1,035,532
Nippon Prologis REIT, Inc. (A)	328	620,802
Nippon Sanso Holdings Corp.	25,333	665,851
Nippon Steel Corp.	125,642	2,942,025
Nippon Telegraph & Telephone Corp.	4,370,090	5,114,081
Nippon Yusen KK	71,392	1,922,895
Nissan Chemical Corp.	18,483	674,573
Nissan Motor Company, Ltd.	342,891	1,361,051
Nissin Foods Holdings Company, Ltd.	8,939	887,980
Nitori Holdings Company, Ltd.	11,753	1,346,849
Nitto Denko Corp.	20,903	1,485,484
Nomura Holdings, Inc.	447,288	1,831,729
Nomura Real Estate Holdings, Inc.	16,014	390,524
Nomura Real Estate Master Fund, Inc.	614	703,271
Nomura Research Institute, Ltd.	56,335	1,577,477
NTT Data Group Corp.	92,397	1,122,653
Obayashi Corp.	94,064	793,601
Obic Company, Ltd.	10,140	1,551,365
Odakyu Electric Railway Company, Ltd.	44,859	630,328
Oji Holdings Corp.	125,233	465,246
Olympus Corp.	185,767	2,726,985
Omron Corp.	25,825	1,082,717
Ono Pharmaceutical Company, Ltd.	56,936	1,048,990
Open House Group Company, Ltd.	11,714	327,153
Oracle Corp. Japan	5,460	420,470
Oriental Land Company, Ltd.	159,958	5,433,644
ORIX Corp.	173,139	3,163,083
Osaka Gas Company, Ltd.	54,403	1,060,225
Otsuka Corp.	16,612	676,803
Otsuka Holdings Company, Ltd.	57,432	2,215,465
Pan Pacific International Holdings Corp.	55,560	1,203,676
Panasonic Holdings Corp.	324,230	3,340,903
Persol Holdings Company, Ltd.	271,310	468,245
Rakuten Group, Inc.	218,506	863,513
Recruit Holdings Company, Ltd.	211,412	7,812,609
Renesas Electronics Corp. (B)	187,081	3,260,627
Resona Holdings, Inc.	313,135	1,631,138
Ricoh Company, Ltd.	80,632	658,883
Rohm Company, Ltd.	51,568	985,292
SBI Holdings, Inc.	36,735	796,924
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SCSK Corp.	21,987	$404,305
Secom Company, Ltd.	30,564	2,124,512
Seiko Epson Corp.	42,131	625,760
Sekisui Chemical Company, Ltd.	56,150	798,024
Sekisui House, Ltd.	87,703	1,795,753
Seven & i Holdings Company, Ltd.	110,513	4,243,394
SG Holdings Company, Ltd.	46,657	673,057
Sharp Corp. (B)	36,773	229,791
Shimadzu Corp.	34,710	900,417
Shimano, Inc.	11,256	1,723,500
Shimizu Corp.	80,808	531,182
Shin-Etsu Chemical Company, Ltd.	267,291	9,421,918
Shionogi & Company, Ltd.	38,386	1,809,959
Shiseido Company, Ltd.	58,606	1,569,970
Shizuoka Financial Group, Inc.	67,496	546,740
SMC Corp.	8,365	4,213,485
SoftBank Corp.	419,156	5,093,968
SoftBank Group Corp.	150,918	6,115,442
Sompo Holdings, Inc.	43,828	2,010,540
Sony Group Corp.	184,927	15,902,064
Square Enix Holdings Company, Ltd.	12,568	436,030
Subaru Corp.	90,504	1,614,527
SUMCO Corp.	51,937	777,074
Sumitomo Chemical Company, Ltd.	209,001	533,701
Sumitomo Corp.	153,817	3,224,980
Sumitomo Electric Industries, Ltd.	105,400	1,308,948
Sumitomo Metal Mining Company, Ltd.	36,065	1,042,474
Sumitomo Mitsui Financial Group, Inc.	185,882	9,144,921
Sumitomo Mitsui Trust Holdings, Inc.	48,060	1,808,767
Sumitomo Realty & Development Company, Ltd.	41,885	1,184,604
Suntory Beverage & Food, Ltd.	20,136	633,992
Suzuki Motor Corp.	54,047	2,208,605
Sysmex Corp.	24,656	1,363,889
T&D Holdings, Inc.	74,516	1,108,734
Taisei Corp.	24,895	846,575
Takeda Pharmaceutical Company, Ltd.	232,018	6,577,231
TDK Corp.	57,071	2,655,696
Terumo Corp.	98,947	3,159,130
The Chiba Bank, Ltd.	77,039	578,100
The Kansai Electric Power Company, Inc.	103,271	1,378,924
TIS, Inc.	31,785	670,666
Tobu Railway Company, Ltd.	26,844	663,366
Toho Company, Ltd.	16,214	561,906
Tokio Marine Holdings, Inc.	265,665	6,578,434
Tokyo Electric Power Company Holdings, Inc. (B)	224,394	958,469
Tokyo Electron, Ltd.	69,151	11,109,222
Tokyo Gas Company, Ltd.	57,110	1,324,104
Tokyu Corp.	71,539	839,077
TOPPAN Holdings, Inc.	35,988	842,744
Toray Industries, Inc.	204,282	1,059,156
Toshiba Corp. (B)	12,520	388,435
Tosoh Corp.	38,952	518,209
TOTO, Ltd.	19,380	497,049
Toyota Industries Corp.	21,594	1,857,200
Toyota Motor Corp.	1,554,497	29,513,446
Toyota Tsusho Corp.	31,221	1,730,120
Trend Micro, Inc.	19,420	987,175
Unicharm Corp.	58,953	1,894,433
USS Company, Ltd.	29,693	580,623
Welcia Holdings Company, Ltd.	12,907	225,159
West Japan Railway Company	31,785	1,256,224
Yakult Honsha Company, Ltd.	37,266	833,200

48

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaha Corp.	20,594	$481,544
Yamaha Motor Company, Ltd.	43,871	1,124,652
Yamato Holdings Company, Ltd.	38,521	683,850
Yaskawa Electric Corp.	35,429	1,359,308
Yokogawa Electric Corp.	33,300	631,904
Z Holdings Corp.	392,654	1,137,346
Zensho Holdings Company, Ltd.	13,400	743,299
ZOZO, Inc.	20,124	424,812
		513,841,267
Jordan - 0.0%
Hikma Pharmaceuticals PLC	26,690	581,606
Luxembourg - 0.1%
ArcelorMittal SA	53,420	1,343,029
Eurofins Scientific SE	13,992	813,971
Reinet Investments SCA	12,823	301,028
Tenaris SA	123,390	2,128,811
		4,586,839
Macau - 0.0%
Sands China, Ltd. (B)	338,478	830,116
Malaysia - 0.4%
AMMB Holdings BHD	242,100	205,820
Axiata Group BHD	384,700	186,627
CELCOMDIGI BHD	489,100	455,596
CIMB Group Holdings BHD	897,700	1,088,576
Dialog Group BHD	475,000	225,402
Gamuda BHD	269,900	276,386
Genting BHD	308,200	309,712
Genting Malaysia BHD	413,400	236,999
Hong Leong Bank BHD	93,800	382,455
Hong Leong Financial Group BHD	34,300	118,518
IHH Healthcare BHD	308,600	386,709
Inari Amertron BHD	374,800	235,236
IOI Corp. BHD	348,900	301,263
Kuala Lumpur Kepong BHD	68,200	320,468
Malayan Banking BHD	766,600	1,477,744
Malaysia Airports Holdings BHD	111,500	171,954
Maxis BHD	325,300	272,381
MISC BHD	188,000	290,318
Mr. D.I.Y Group M BHD (C)	374,100	122,875
Nestle Malaysia BHD	8,600	231,272
Petronas Chemicals Group BHD	394,200	611,629
Petronas Dagangan BHD	40,000	191,359
Petronas Gas BHD	108,000	390,953
PPB Group BHD	91,800	277,749
Press Metal Aluminium Holdings BHD	520,000	535,942
Public Bank BHD	2,066,900	1,894,607
QL Resources BHD	147,550	177,418
RHB Bank BHD	213,700	249,998
Sime Darby BHD	391,000	207,406
Sime Darby Plantation BHD	292,200	282,407
Telekom Malaysia BHD	160,500	181,571
Tenaga Nasional BHD	369,100	791,536
		13,088,886
Mexico - 0.7%
Alfa SAB de CV, Class A	427,744	311,539
America Movil SAB de CV (B)	2,583,736	2,345,943
Arca Continental SAB de CV	71,917	733,310
Banco del Bajio SA (C)	107,654	344,870
Cemex SAB de CV, Series CPO (B)	2,086,884	1,450,251
Coca-Cola Femsa SAB de CV	72,995	617,254
Fibra Uno Administracion SA de CV	401,943	649,829
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV	265,466	$3,376,616
Gruma SAB de CV, Class B	25,010	462,415
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	53,305	813,915
Grupo Aeroportuario del Sureste SAB de CV, B Shares	26,698	630,293
Grupo Bimbo SAB de CV, Series A	179,557	902,308
Grupo Carso SAB de CV, Series A1	76,956	698,025
Grupo Financiero Banorte SAB de CV, Series O	353,581	3,290,196
Grupo Financiero Inbursa SAB de CV, Series O (B)	251,113	615,909
Grupo Mexico SAB de CV, Series B	425,889	1,956,512
Grupo Televisa SAB, Series CPO (A)	333,286	213,383
Industrias Penoles SAB de CV (B)	26,701	390,603
Kimberly-Clark de Mexico SAB de CV, Class A	208,517	420,311
Operadora de Sites Mexicanos SAB de CV, Class A1	166,595	209,197
Orbia Advance Corp. SAB de CV	138,262	294,698
Promotora y Operadora de Infraestructura SAB de CV	25,907	255,184
Wal-Mart de Mexico SAB de CV	712,097	2,803,535
		23,786,096
Netherlands - 3.3%
ABN AMRO Bank NV (C)	56,575	760,327
Adyen NV (B)(C)	3,069	3,588,427
Aegon, Ltd.	247,799	1,360,651
Akzo Nobel NV	24,108	1,855,766
Argenx SE (B)	7,784	3,471,974
ASM International NV	6,634	3,407,292
ASML Holding NV	56,919	38,791,624
ASR Nederland NV	23,691	1,092,234
BE Semiconductor Industries NV	10,819	1,518,841
Euronext NV (C)	8,978	745,277
EXOR NV	15,427	1,503,123
Heineken Holding NV	18,003	1,400,455
Heineken NV	40,566	3,713,517
IMCD NV	8,021	1,237,931
ING Groep NV	509,961	7,164,400
JDE Peet's NV	17,295	463,934
Koninklijke Ahold Delhaize NV	136,793	3,961,438
Koninklijke DSM NV (A)(B)(D)	30,685	2,503,364
Koninklijke KPN NV	450,585	1,543,396
Koninklijke Philips NV (B)	131,313	2,694,693
NEPI Rockcastle NV (B)	43,601	268,093
NN Group NV	36,176	1,380,615
OCI NV	14,621	314,966
Prosus NV (B)	215,846	7,136,078
QIAGEN NV (B)	21,887	898,198
Randstad NV	15,509	922,706
Stellantis NV	580,331	12,613,077
Universal Music Group NV	115,487	3,051,269
Wolters Kluwer NV	36,264	4,995,079
		114,358,745
New Zealand - 0.1%
Auckland International Airport, Ltd.	155,392	757,545
Fisher & Paykel Healthcare Corp., Ltd.	71,747	1,042,401
Mercury NZ, Ltd.	82,738	317,392
Meridian Energy, Ltd.	157,397	505,763
Spark New Zealand, Ltd.	231,532	738,536

49

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Xero, Ltd. (B)	20,130	$1,372,450
		4,734,087
Norway - 0.4%
Adevinta ASA (B)	41,286	427,854
Aker BP ASA	44,044	1,254,374
DNB Bank ASA	131,606	2,508,918
Equinor ASA	127,428	4,071,234
Gjensidige Forsikring ASA	30,076	507,567
Kongsberg Gruppen ASA	12,653	543,311
Mowi ASA	62,468	1,111,931
Norsk Hydro ASA	188,445	1,094,262
Orkla ASA	106,834	788,345
Salmar ASA	10,277	563,168
Telenor ASA	98,859	1,063,938
Yara International ASA	23,458	795,818
		14,730,720
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	30,489	290,865
Credicorp, Ltd.	9,685	1,215,758
		1,506,623
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	240,960	203,768
Ayala Corp.	36,270	434,101
Ayala Land, Inc.	959,180	539,565
Bank of the Philippine Islands	286,427	533,583
BDO Unibank, Inc.	337,430	812,339
International Container Terminal Services, Inc.	142,530	554,707
JG Summit Holdings, Inc.	366,832	254,718
Jollibee Foods Corp.	62,490	255,223
Manila Electric Company	39,810	258,037
Metropolitan Bank & Trust Company	271,809	244,757
PLDT, Inc.	10,900	251,832
SM Investments Corp.	35,475	523,815
SM Prime Holdings, Inc.	1,430,500	832,779
Universal Robina Corp.	127,880	259,547
		5,958,771
Poland - 0.3%
Allegro.eu SA (B)(C)	65,767	475,611
Bank Polska Kasa Opieki SA	25,165	884,106
Budimex SA	1,692	234,497
CD Projekt SA	8,627	234,941
Cyfrowy Polsat SA (B)	35,385	113,403
Dino Polska SA (B)(C)	6,712	747,552
KGHM Polska Miedz SA	19,325	556,868
LPP SA	153	569,096
mBank SA (B)	2,043	287,930
ORLEN SA	79,371	1,171,760
PGE Polska Grupa Energetyczna SA (B)	123,222	258,801
Powszechna Kasa Oszczednosci Bank Polski SA (B)	121,031	1,439,746
Powszechny Zaklad Ubezpieczen SA	86,724	987,828
Santander Bank Polska SA (B)	4,940	613,741
		8,575,880
Portugal - 0.1%
EDP - Energias de Portugal SA	398,993	1,908,186
Galp Energia SGPS SA	61,903	919,806
Jeronimo Martins SGPS SA	35,822	886,357
		3,714,349
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar - 0.2%
Barwa Real Estate Company	305,348	$226,743
Commercial Bank PSQC	439,610	643,430
Dukhan Bank	263,707	279,774
Industries Qatar QSC	208,617	716,750
Masraf Al Rayan QSC	751,896	513,419
Mesaieed Petrochemical Holding Company	605,994	279,921
Ooredoo QPSC	110,015	311,079
Qatar Electricity & Water Company QSC	61,252	284,084
Qatar Fuel QSC	79,699	348,374
Qatar Gas Transport Company, Ltd.	334,693	297,951
Qatar International Islamic Bank QSC	130,229	358,823
Qatar Islamic Bank SAQ	226,677	1,183,547
Qatar National Bank QPSC	631,744	2,725,041
		8,168,936
Saudi Arabia - 0.7%
ACWA Power Company	8,496	519,358
Advanced Petrochemical Company	11,552	115,327
Al Rajhi Bank	177,272	3,613,445
Alinma Bank	88,324	843,338
Almarai Company JSC	22,715	338,371
Arab National Bank	62,190	397,963
Arabian Internet & Communications Services Company	2,091	173,621
Bank AlBilad	44,233	451,075
Bank Al-Jazira (B)	37,786	171,056
Banque Saudi Fransi	53,890	537,731
Bupa Arabia for Cooperative Insurance Company	6,832	362,548
Dallah Healthcare Company	3,099	137,436
Dar Al Arkan Real Estate Development Company (B)	48,546	192,952
Dr Sulaiman Al Habib Medical Services Group Company	7,814	585,740
Elm Company	2,163	429,724
Etihad Etisalat Company	34,155	420,845
Jarir Marketing Company	52,360	203,481
Mobile Telecommunications Company Saudi Arabia	39,475	148,566
Mouwasat Medical Services Company	8,724	262,040
Nahdi Medical Company	3,406	123,236
National Industrialization Company (B)	29,037	94,423
Power & Water Utility Company for Jubail & Yanbu	6,963	109,594
Rabigh Refining & Petrochemical Company (B)	31,150	90,503
Riyad Bank	133,399	950,026
SABIC Agri-Nutrients Company	20,859	765,555
Sahara International Petrochemical Company	32,552	281,291
Saudi Arabian Mining Company (B)	116,367	1,236,693
Saudi Arabian Oil Company (C)	239,154	2,114,366
Saudi Aramco Base Oil Company	4,635	169,485
Saudi Awwal Bank	91,270	846,218
Saudi Basic Industries Corp.	81,275	1,718,116
Saudi Electricity Company	75,111	361,752
Saudi Industrial Investment Group	32,995	198,373
Saudi Kayan Petrochemical Company (B)	64,152	193,635
Saudi Research & Media Group (B)	3,222	136,898
Saudi Tadawul Group Holding Company	4,427	215,898
Saudi Telecom Company	180,763	1,855,219
The Company for Cooperative Insurance	6,615	217,350
The Saudi Investment Bank	45,220	180,856
The Saudi National Bank	264,144	2,461,116

50

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
The Savola Group	23,412	$234,504
Yanbu National Petrochemical Company	24,679	248,108
		24,707,832
Singapore - 0.3%
BOC Aviation, Ltd. (C)	24,721	177,867
CapitaLand Ascendas REIT	158,484	336,604
CapitaLand Integrated Commercial Trust	216,707	294,775
CapitaLand Investment, Ltd.	109,030	246,924
City Developments, Ltd.	20,551	96,123
DBS Group Holdings, Ltd.	75,511	1,793,740
Genting Singapore, Ltd.	254,581	174,124
Grab Holdings, Ltd., Class A (B)	80,255	243,975
Jardine Cycle & Carriage, Ltd.	4,275	91,203
JOYY, Inc., ADR	5,519	211,985
Keppel Corp., Ltd.	61,966	309,120
Keppel REIT	12,393	8,015
Mapletree Logistics Trust	143,182	172,340
Mapletree Pan Asia Commercial Trust	94,222	96,477
Oversea-Chinese Banking Corp., Ltd.	146,561	1,375,312
Sea, Ltd., ADR (B)	15,480	560,686
Seatrium, Ltd. (B)	1,842,867	144,753
Sembcorp Industries, Ltd.	37,300	143,366
Singapore Airlines, Ltd.	62,569	296,703
Singapore Exchange, Ltd.	36,490	257,560
Singapore Technologies Engineering, Ltd.	66,246	183,747
Singapore Telecommunications, Ltd.	348,256	600,063
United Overseas Bank, Ltd.	54,068	1,103,489
UOL Group, Ltd.	21,680	95,590
Wilmar International, Ltd.	83,601	226,802
		9,241,343
South Africa - 0.5%
Absa Group, Ltd.	75,712	698,281
African Rainbow Minerals, Ltd.	10,446	100,763
Anglo American Platinum, Ltd.	5,765	244,117
Aspen Pharmacare Holdings, Ltd.	34,679	341,084
Bid Corp., Ltd.	29,948	657,202
Capitec Bank Holdings, Ltd.	7,732	805,538
Clicks Group, Ltd.	20,769	325,458
Discovery, Ltd.	51,517	362,998
Exxaro Resources, Ltd.	22,084	220,291
FirstRand, Ltd.	456,617	1,633,358
Gold Fields, Ltd.	79,541	1,218,838
Growthpoint Properties, Ltd.	318,435	178,873
Harmony Gold Mining Company, Ltd.	48,078	301,376
Impala Platinum Holdings, Ltd.	76,989	313,054
Kumba Iron Ore, Ltd.	5,583	175,659
MTN Group, Ltd.	153,080	836,292
Naspers, Ltd., N Shares (B)	17,665	3,257,754
Nedbank Group, Ltd.	40,152	455,492
Northam Platinum Holdings, Ltd.	30,864	199,128
Old Mutual, Ltd.	459,093	279,916
OUTsurance Group, Ltd.	78,086	172,090
Pepkor Holdings, Ltd. (C)	176,485	174,381
Remgro, Ltd.	48,524	373,538
Sanlam, Ltd.	163,827	589,529
Sasol, Ltd.	51,710	571,255
Shoprite Holdings, Ltd.	44,436	606,180
Sibanye Stillwater, Ltd.	252,856	278,257
Standard Bank Group, Ltd.	121,914	1,295,682
The Bidvest Group, Ltd.	25,594	320,621
Vodacom Group, Ltd. (A)	54,234	279,295
Woolworths Holdings, Ltd.	82,045	293,593
		17,559,893
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea - 3.2%
Amorepacific Corp.	4,101	$409,688
BGF retail Company, Ltd.	1,086	113,431
Celltrion Healthcare Company, Ltd.	14,634	843,454
Celltrion Pharm, Inc. (B)	2,552	157,969
Celltrion, Inc.	14,994	1,888,498
CJ CheilJedang Corp.	1,134	271,234
CosmoAM&T Company, Ltd. (B)	3,288	418,481
Coway Company, Ltd.	7,722	297,320
DB Insurance Company, Ltd.	6,577	424,358
Doosan Bobcat, Inc.	7,699	270,932
Doosan Enerbility Company, Ltd. (B)	61,708	753,674
Ecopro BM Company, Ltd. (A)	6,695	1,417,571
Ecopro Company, Ltd.	2,728	1,573,740
F&F Company, Ltd.	2,343	155,416
GS Holdings Corp.	6,795	216,652
Hana Financial Group, Inc.	40,813	1,313,222
Hankook Tire & Technology Company, Ltd.	10,394	363,800
Hanmi Pharm Company, Ltd.	968	229,849
Hanmi Semiconductor Company, Ltd.	5,945	291,745
Hanon Systems	25,476	142,561
Hanwha Solutions Corp. (B)	12,991	334,911
HD Hyundai Company, Ltd.	5,838	272,107
HD Hyundai Heavy Industries Company, Ltd. (B)	2,999	289,927
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (B)	5,853	505,166
HLB, Inc. (B)	15,953	393,377
HMM Company, Ltd.	33,831	405,229
Hotel Shilla Company, Ltd.	4,319	219,292
HYBE Company, Ltd. (B)	2,546	423,526
Hyundai Engineering & Construction Company, Ltd.	10,999	304,894
Hyundai Glovis Company, Ltd.	2,577	345,836
Hyundai Mipo Dockyard Company, Ltd. (B)	3,313	207,856
Hyundai Mobis Company, Ltd.	8,466	1,497,299
Hyundai Motor Company	18,888	2,689,353
Hyundai Steel Company	12,228	332,449
Industrial Bank of Korea	40,443	370,125
JYP Entertainment Corp.	3,856	286,321
Kakao Corp.	42,504	1,658,284
Kakao Games Corp. (B)	5,052	102,808
KakaoBank Corp.	22,950	464,995
Kakaopay Corp. (B)	3,701	131,701
Kangwon Land, Inc.	13,820	165,666
KB Financial Group, Inc.	52,657	2,129,074
Kia Corp.	35,774	2,376,759
Korea Aerospace Industries, Ltd.	10,181	365,843
Korea Electric Power Corp. (B)	34,966	510,063
Korea Investment Holdings Company, Ltd.	6,383	295,171
Korea Zinc Company, Ltd.	1,146	434,721
Korean Air Lines Company, Ltd.	26,025	450,878
Krafton, Inc. (B)	4,011	659,298
KT Corp.	9,537	247,762
KT&G Corp.	14,001	954,420
Kumho Petrochemical Company, Ltd.	2,470	243,902
L&F Company, Ltd.	3,459	470,529
LG Chem, Ltd.	6,765	2,617,142
LG Corp.	13,081	847,215
LG Display Company, Ltd. (B)	31,813	307,878
LG Electronics, Inc.	14,575	1,155,663
LG Energy Solution, Ltd. (B)	6,397	2,242,156
LG H&H Company, Ltd.	1,285	331,967

51

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LG Innotek Company, Ltd.	1,969	$362,318
LG Uplus Corp.	30,403	246,956
Lotte Chemical Corp.	2,697	321,085
Lotte Energy Materials Corp.	3,144	109,217
Meritz Financial Group, Inc. (B)	14,354	615,467
Mirae Asset Securities Company, Ltd.	42,785	237,128
NAVER Corp.	17,955	2,886,157
NCSoft Corp.	1,964	397,681
Netmarble Corp. (B)(C)	2,985	136,559
NH Investment & Securities Company, Ltd.	23,302	184,758
Orion Corp.	3,186	288,088
Pan Ocean Company, Ltd.	37,805	132,059
Pearl Abyss Corp. (B)	4,416	128,448
POSCO Future M Company, Ltd. (A)	4,238	1,060,658
POSCO Holdings, Inc.	9,825	3,669,104
Posco International Corp.	7,212	318,659
Samsung Biologics Company, Ltd. (B)(C)	2,432	1,360,465
Samsung C&T Corp.	11,712	1,079,914
Samsung Electro-Mechanics Company, Ltd.	7,697	867,354
Samsung Electronics Company, Ltd.	651,416	36,731,874
Samsung Engineering Company, Ltd. (B)	21,583	420,817
Samsung Fire & Marine Insurance Company, Ltd.	4,316	867,487
Samsung Heavy Industries Company, Ltd. (B)	91,164	562,643
Samsung Life Insurance Company, Ltd.	11,421	617,426
Samsung SDI Company, Ltd.	7,514	2,736,045
Samsung SDS Company, Ltd.	5,329	692,941
Samsung Securities Company, Ltd.	9,667	293,063
Shinhan Financial Group Company, Ltd.	60,310	1,720,399
SK Biopharmaceuticals Company, Ltd. (B)	4,257	283,167
SK Bioscience Company, Ltd. (B)	3,639	190,904
SK Hynix, Inc.	74,552	7,735,625
SK IE Technology Company, Ltd. (B)(C)	3,533	193,434
SK Innovation Company, Ltd. (B)	8,156	902,913
SK Square Company, Ltd. (B)	13,755	541,241
SK, Inc.	5,077	642,321
SKC Company, Ltd.	2,635	196,999
S-Oil Corp.	6,089	320,920
Woori Financial Group, Inc.	84,397	850,789
Yuhan Corp.	7,336	348,198
		110,846,439
Spain - 3.1%
Acciona SA	6,114	862,970
ACS Actividades de Construccion y Servicios SA	54,235	2,167,888
Aena SME SA (C)	18,545	3,189,290
Amadeus IT Group SA	111,915	7,683,679
Banco Bilbao Vizcaya Argentaria SA	1,478,735	13,765,864
Banco Santander SA	4,011,469	16,628,390
CaixaBank SA	1,017,760	4,584,154
Cellnex Telecom SA (B)(C)	140,114	5,349,322
Corp ACCIONA Energias Renovables SA	16,182	480,464
EDP Renovaveis SA	38,790	708,466
Enagas SA	61,220	1,120,445
Endesa SA	77,759	1,626,486
Ferrovial SE	126,919	4,389,380
Grifols SA (B)	73,675	1,042,971
Iberdrola SA	1,511,183	18,676,602
Industria de Diseno Textil SA	270,714	11,170,969
Mapfre SA (A)	12,889	28,441
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Naturgy Energy Group SA (A)	30,693	$915,818
Redeia Corp. SA	100,187	1,679,341
Repsol SA	316,812	4,864,733
Telefonica SA	1,285,065	5,541,494
		106,477,167
Sweden - 1.0%
Alfa Laval AB	20,722	773,012
Assa Abloy AB, B Shares	71,887	1,841,773
Atlas Copco AB, A Shares	192,357	2,969,281
Atlas Copco AB, B Shares	111,304	1,470,085
Beijer Ref AB	27,283	302,139
Boliden AB	19,389	516,063
Epiroc AB, A Shares	47,349	883,092
Epiroc AB, B Shares	27,534	433,593
EQT AB (A)	26,240	619,868
Essity AB, B Shares	43,680	1,092,758
Evolution AB (C)	13,138	1,361,097
Fastighets AB Balder, B Shares (B)	46,642	275,441
Getinge AB, B Shares	16,494	350,558
Hennes & Mauritz AB, B Shares (A)	46,119	738,658
Hexagon AB, B Shares	148,558	1,487,940
Holmen AB, B Shares	6,619	277,411
Husqvarna AB, B Shares	25,424	194,133
Industrivarden AB, A Shares	5,603	168,587
Industrivarden AB, C Shares	14,567	438,816
Indutrade AB	19,161	420,317
Investment AB Latour, B Shares	10,702	240,046
Investor AB, B Shares	124,217	2,580,736
L.E. Lundbergforetagen AB, B Shares	5,530	269,151
Lifco AB, B Shares	16,636	361,444
Nibe Industrier AB, B Shares	108,557	641,173
Saab AB, B Shares	5,858	301,043
Sagax AB, B Shares	14,074	319,288
Sandvik AB	76,635	1,514,504
Securitas AB, B Shares	34,926	314,406
Skandinaviska Enskilda Banken AB, A Shares	112,952	1,366,785
Skanska AB, B Shares	24,275	390,110
SKF AB, B Shares	24,362	458,514
Svenska Cellulosa AB SCA, B Shares	43,049	639,616
Svenska Handelsbanken AB, A Shares	102,629	969,768
Swedbank AB, A Shares	59,904	1,098,056
Swedish Orphan Biovitrum AB (B)	13,822	328,850
Tele2 AB, B Shares	37,425	293,822
Telefonaktiebolaget LM Ericsson, B Shares	209,487	1,035,897
Telia Company AB	165,562	392,757
Volvo AB, A Shares	10,841	256,159
Volvo AB, B Shares	111,847	2,593,910
Volvo Car AB, B Shares (B)	41,828	136,527
		33,117,184
Switzerland - 6.5%
ABB, Ltd.	222,285	8,839,954
Adecco Group AG	22,133	1,067,488
Alcon, Inc.	69,439	5,237,765
Avolta AG (B)	13,098	457,569
Bachem Holding AG	4,644	345,458
Baloise Holding AG	6,656	1,019,270
Banque Cantonale Vaudoise	4,055	494,189
Barry Callebaut AG	483	804,921
BKW AG	2,852	502,846
Chocoladefabriken Lindt & Spruengli AG	15	1,834,701
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	136	1,681,601

52

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Cie Financiere Richemont SA, A Shares	72,512	$9,069,069
Clariant AG (B)	29,444	440,901
Coca-Cola HBC AG (B)	35,361	982,523
DSM-Firmenich AG	26,235	2,479,028
EMS-Chemie Holding AG	941	667,186
Geberit AG	4,611	2,586,835
Givaudan SA	1,281	4,794,027
Glencore PLC	1,692,336	9,467,260
Helvetia Holding AG	5,352	732,087
Holcim, Ltd. (B)	72,429	5,327,859
Julius Baer Group, Ltd.	29,002	1,467,445
Kuehne + Nagel International AG	7,490	2,168,143
Logitech International SA	22,771	1,990,642
Lonza Group AG	10,362	4,011,349
Nestle SA	370,804	42,193,300
Novartis AG	284,726	27,791,615
Partners Group Holding AG	3,171	4,180,936
Roche Holding AG	97,646	26,268,839
Roche Holding AG, Bearer Shares	4,385	1,249,290
Sandoz Group AG (B)	56,953	1,626,578
Schindler Holding AG	2,948	632,647
Schindler Holding AG, Participation Certificates	5,923	1,327,125
SGS SA (B)	20,557	1,749,460
SIG Group AG (B)	42,397	989,414
Sika AG	20,361	5,533,088
Sonova Holding AG	7,224	2,085,673
Straumann Holding AG	15,476	2,128,372
Swiss Life Holding AG	4,180	2,684,225
Swiss Prime Site AG	10,552	1,061,053
Swiss Re AG	42,363	5,003,103
Swisscom AG	3,559	2,078,401
Temenos AG	8,819	748,381
The Swatch Group AG	6,759	338,401
The Swatch Group AG, Bearer Shares	4,082	1,071,169
UBS Group AG	458,100	12,944,806
VAT Group AG (C)	3,750	1,741,071
Zurich Insurance Group AG	21,103	10,572,947
		224,470,010
Taiwan - 4.2%
Accton Technology Corp.	69,000	1,173,960
Acer, Inc.	393,000	443,325
Advantech Company, Ltd.	63,682	719,438
Airtac International Group	19,000	659,919
ASE Technology Holding Company, Ltd.	424,000	1,731,457
Asia Cement Corp.	323,000	430,884
Asustek Computer, Inc.	97,000	1,223,035
AUO Corp. (B)	887,800	465,909
Catcher Technology Company, Ltd.	80,000	497,723
Cathay Financial Holding Company, Ltd. (B)	1,328,000	1,976,502
Chailease Holding Company, Ltd.	211,895	1,259,029
Chang Hwa Commercial Bank, Ltd.	755,287	430,193
Cheng Shin Rubber Industry Company, Ltd.	265,000	399,134
China Airlines, Ltd.	408,000	275,743
China Development Financial Holding Corp. (B)	2,255,548	916,728
China Steel Corp.	1,608,000	1,346,732
Chunghwa Telecom Company, Ltd.	524,000	2,003,313
Compal Electronics, Inc.	578,000	571,764
CTBC Financial Holding Company, Ltd.	2,455,000	2,148,725
Delta Electronics, Inc.	269,000	2,720,750
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
E Ink Holdings, Inc.	117,000	$683,129
E.Sun Financial Holding Company, Ltd.	1,934,873	1,584,560
Eclat Textile Company, Ltd.	24,340	462,806
eMemory Technology, Inc.	9,000	721,683
Eva Airways Corp.	361,000	361,713
Evergreen Marine Corp. Taiwan, Ltd.	140,560	504,190
Far Eastern New Century Corp.	403,000	394,640
Far EasTone Telecommunications Company, Ltd.	217,000	575,607
Feng TAY Enterprise Company, Ltd.	66,110	388,935
First Financial Holding Company, Ltd.	1,491,252	1,321,388
Formosa Chemicals & Fibre Corp.	483,000	990,610
Formosa Petrochemical Corp.	149,000	404,607
Formosa Plastics Corp.	528,000	1,364,599
Fubon Financial Holding Company, Ltd.	1,088,317	2,242,902
Giant Manufacturing Company, Ltd.	44,000	267,375
Gigabyte Technology Company, Ltd.	70,000	557,542
Global Unichip Corp.	12,000	631,884
Globalwafers Company, Ltd.	31,000	578,273
Hon Hai Precision Industry Company, Ltd.	1,723,800	5,599,041
Hotai Motor Company, Ltd.	41,820	948,053
Hua Nan Financial Holdings Company, Ltd.	1,203,104	856,412
Innolux Corp. (B)	1,178,822	476,308
Inventec Corp.	371,000	502,923
Largan Precision Company, Ltd.	14,000	1,069,641
Lite-On Technology Corp.	279,000	980,755
MediaTek, Inc.	210,000	6,341,897
Mega Financial Holding Company, Ltd.	1,548,474	1,957,142
Micro-Star International Company, Ltd.	99,000	581,207
momo.com, Inc.	11,220	185,915
Nan Ya Plastics Corp.	653,000	1,421,997
Nan Ya Printed Circuit Board Corp.	31,000	245,928
Nanya Technology Corp.	170,000	407,405
Nien Made Enterprise Company, Ltd.	24,000	261,046
Novatek Microelectronics Corp.	79,000	1,290,423
Pegatron Corp.	275,000	714,261
PharmaEssentia Corp. (B)	33,000	384,456
Pou Chen Corp.	313,000	309,043
Powerchip Semiconductor Manufacturing Corp.	417,000	401,494
President Chain Store Corp.	76,000	655,106
Quanta Computer, Inc.	372,000	2,408,014
Realtek Semiconductor Corp.	67,000	963,391
Ruentex Development Company, Ltd. (B)	215,117	246,498
Shin Kong Financial Holding Company, Ltd. (B)	1,861,988	536,570
SinoPac Financial Holdings Company, Ltd.	1,453,272	878,636
Synnex Technology International Corp.	173,000	380,660
Taishin Financial Holding Company, Ltd.	1,537,003	900,189
Taiwan Business Bank	826,768	357,403
Taiwan Cement Corp.	884,442	987,606
Taiwan Cooperative Financial Holding Company, Ltd.	1,396,932	1,203,254
Taiwan High Speed Rail Corp.	246,000	236,877
Taiwan Mobile Company, Ltd.	233,000	732,912
Taiwan Semiconductor Manufacturing Company, Ltd.	3,393,816	62,080,071
The Shanghai Commercial & Savings Bank, Ltd.	528,000	761,087
Unimicron Technology Corp.	190,000	1,077,208
Uni-President Enterprises Corp.	665,000	1,552,342
United Microelectronics Corp.	1,552,000	2,426,958

53

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Vanguard International Semiconductor Corp.	123,000	$313,539
Voltronic Power Technology Corp.	9,000	462,450
Walsin Lihwa Corp.	389,000	484,984
Wan Hai Lines, Ltd.	95,545	142,910
Winbond Electronics Corp.	429,000	389,076
Wistron Corp.	360,000	1,048,866
Wiwynn Corp.	12,000	673,289
WPG Holdings, Ltd.	215,960	536,240
Yageo Corp.	46,646	896,710
Yang Ming Marine Transport Corp.	242,000	325,611
Yuanta Financial Holding Company, Ltd.	1,411,471	1,174,382
Zhen Ding Technology Holding, Ltd.	91,000	301,729
		145,500,621
Thailand - 0.3%
Advanced Info Service PCL, NVDR	89,291	553,860
Airports of Thailand PCL, NVDR (B)	312,767	528,989
Asset World Corp. PCL, NVDR	571,986	60,232
B. Grimm Power PCL, NVDR	63,379	45,526
Bangkok Dusit Medical Services PCL, NVDR	851,255	635,679
Bangkok Expressway & Metro PCL, NVDR	554,818	123,005
Banpu PCL, NVDR	577,219	122,337
Berli Jucker PCL, NVDR	77,520	57,864
BTS Group Holdings PCL, NVDR	567,288	117,087
Bumrungrad Hospital PCL, NVDR	44,279	280,664
Central Pattana PCL, NVDR	152,186	293,403
Central Retail Corp. PCL, NVDR	130,683	140,329
Charoen Pokphand Foods PCL, NVDR	293,372	165,804
CP ALL PCL, NVDR	438,040	647,663
CP Axtra PCL, NVDR	152,153	116,810
Delta Electronics Thailand PCL, NVDR	235,869	522,256
Electricity Generating PCL, NVDR	21,293	78,134
Energy Absolute PCL, NVDR	127,559	161,559
Global Power Synergy PCL, NVDR	53,704	69,539
Gulf Energy Development PCL, NVDR	217,916	285,073
Home Product Center PCL, NVDR	433,878	145,568
Indorama Ventures PCL, NVDR	130,892	91,177
Intouch Holdings PCL, NVDR	66,786	132,591
Kasikornbank PCL, NVDR	47,365	172,333
Krung Thai Bank PCL, NVDR	288,656	149,417
Krungthai Card PCL, NVDR	79,544	105,755
Land & Houses PCL, NVDR	681,625	149,265
Minor International PCL, NVDR	245,029	190,006
Muangthai Capital PCL, NVDR	58,869	73,250
Osotspa PCL, NVDR	100,826	65,541
PTT Exploration & Production PCL, NVDR	104,092	446,836
PTT Global Chemical PCL, NVDR	173,044	189,786
PTT Oil & Retail Business PCL, NVDR	222,816	126,103
PTT PCL, NVDR	765,510	756,206
Ratch Group PCL, NVDR	90,994	84,104
SCB X PCL, NVDR	65,392	184,562
SCG Packaging PCL, NVDR	96,521	105,934
Thai Oil PCL, NVDR	89,669	131,056
The Siam Cement PCL, NVDR	60,298	492,122
TMBThanachart Bank PCL, NVDR	1,817,000	79,549
True Corp. PCL, NVDR	752,613	120,074
		8,997,048
Turkey - 0.2%
Akbank TAS	409,737	477,955
Aselsan Elektronik Sanayi Ve Ticaret AS	183,770	311,259
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
BIM Birlesik Magazalar AS	60,498	$645,858
Eregli Demir ve Celik Fabrikalari TAS (B)	183,800	260,922
Ford Otomotiv Sanayi AS	9,192	267,931
Haci Omer Sabanci Holding AS	139,031	293,736
Hektas Ticaret TAS (B)	146,637	113,415
KOC Holding AS	101,173	495,121
Koza Altin Isletmeleri AS	120,172	96,794
Pegasus Hava Tasimaciligi AS (B)	6,084	148,728
Petkim Petrokimya Holding AS (B)	1	1
Sasa Polyester Sanayi AS (B)	141,298	244,517
Tofas Turk Otomobil Fabrikasi AS	16,702	137,903
Turk Hava Yollari AO (B)	73,542	639,821
Turkcell Iletisim Hizmetleri AS	157,551	315,665
Turkiye Is Bankasi AS, Class C	466,496	347,036
Turkiye Petrol Rafinerileri AS	126,015	666,516
Turkiye Sise ve Cam Fabrikalari AS	180,392	307,821
Yapi ve Kredi Bankasi AS	451,170	300,529
		6,071,528
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	402,401	920,173
Abu Dhabi Islamic Bank PJSC	199,401	553,524
Abu Dhabi National Oil Company for Distribution PJSC	408,107	422,339
Aldar Properties PJSC	527,048	820,953
Americana Restaurants International PLC	342,109	313,822
Dubai Islamic Bank PJSC	398,683	599,122
Emaar Properties PJSC	908,285	1,876,197
Emirates NBD Bank PJSC	258,392	1,238,498
Emirates Telecommunications Group Company PJSC	474,696	2,496,549
First Abu Dhabi Bank PJSC	598,831	2,236,690
Multiply Group PJSC (B)	535,173	511,648
NMC Health PLC (B)	5,577	1
		11,989,516
United Kingdom - 10.0%
3i Group PLC	157,223	4,446,687
abrdn PLC	319,150	658,727
Admiral Group PLC	34,440	1,176,746
Anglo American PLC	204,066	5,522,630
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	36,987	716,128
Ashtead Group PLC	70,589	4,265,346
Associated British Foods PLC	55,911	1,683,709
AstraZeneca PLC	249,088	32,059,244
Auto Trader Group PLC (C)	146,906	1,347,418
Aviva PLC	448,994	2,370,677
BAE Systems PLC	491,539	6,521,411
Barclays PLC	2,499,157	4,468,461
Barratt Developments PLC	156,469	1,017,421
BP PLC	2,783,947	16,925,500
British American Tobacco PLC	341,882	10,878,697
BT Group PLC	1,042,559	1,620,548
Bunzl PLC	54,134	2,055,017
Burberry Group PLC	60,755	1,125,492
Centrica PLC	890,922	1,678,971
CNH Industrial NV	268,447	2,853,559
Coca-Cola Europacific Partners PLC	29,155	1,767,959
Compass Group PLC	278,340	7,046,585
Croda International PLC	22,503	1,276,692
Diageo PLC	361,172	12,641,517
Endeavour Mining PLC	28,785	667,102
Entain PLC	103,157	1,046,907
GSK PLC	658,129	11,824,916

54

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Haleon PLC	887,843	$3,719,683
Halma PLC	61,244	1,652,831
Hargreaves Lansdown PLC	57,106	518,974
HSBC Holdings PLC	3,179,202	24,284,050
Imperial Brands PLC	138,986	3,249,345
Informa PLC	224,448	2,110,567
InterContinental Hotels Group PLC	27,168	2,106,743
Intertek Group PLC	25,769	1,299,327
J Sainsbury PLC	265,643	959,908
JD Sports Fashion PLC	414,922	825,881
Johnson Matthey PLC	29,507	578,302
Kingfisher PLC	309,540	859,217
Land Securities Group PLC	112,474	887,891
Legal & General Group PLC	981,582	2,852,676
Lloyds Banking Group PLC	10,372,960	5,718,489
London Stock Exchange Group PLC	68,388	7,709,618
M&G PLC	353,579	936,529
Melrose Industries PLC	219,381	1,440,337
Mondi PLC	78,034	1,390,428
National Grid PLC	591,008	7,664,953
NatWest Group PLC	934,109	2,457,467
Next PLC	19,287	1,935,486
Ocado Group PLC (B)	92,853	705,429
Pearson PLC	103,326	1,225,708
Pepco Group NV (B)	23,687	134,371
Persimmon PLC	51,658	818,474
Phoenix Group Holdings PLC	122,285	720,525
Reckitt Benckiser Group PLC	115,143	7,860,467
RELX PLC	304,166	11,705,176
Rentokil Initial PLC	404,047	2,194,171
Rio Tinto PLC	180,871	12,362,120
Rolls-Royce Holdings PLC (B)	1,353,002	4,617,085
Schroders PLC	138,483	705,062
Segro PLC	186,446	1,917,270
Severn Trent PLC	42,689	1,402,362
Shell PLC	1,077,699	34,836,492
Smith & Nephew PLC	139,928	1,813,989
Smiths Group PLC	56,612	1,181,197
Spirax-Sarco Engineering PLC	11,925	1,393,507
SSE PLC	174,473	4,042,626
St. James's Place PLC	89,817	737,323
Standard Chartered PLC	379,837	3,144,354
Taylor Wimpey PLC	566,198	928,020
Tesco PLC	1,150,407	4,157,583
The Berkeley Group Holdings PLC	17,212	1,010,089
The Sage Group PLC	164,448	2,353,034
Unilever PLC	404,040	19,275,458
United Utilities Group PLC	108,830	1,499,664
Vodafone Group PLC	3,706,673	3,332,928
Whitbread PLC	31,793	1,243,094
Wise PLC, Class A (B)	98,195	971,389
WPP PLC	173,702	1,552,567
		344,664,303
United States - 0.2%
BeiGene, Ltd. (B)	83,338	1,195,927
Brookfield Renewable Corp., Class A	19,776	524,659
Legend Biotech Corp., ADR (B)	7,183	436,870
Newmont Corp.	49,916	1,986,178
Parade Technologies, Ltd.	10,924	375,407
RB Global, Inc.	25,706	1,633,916
Southern Copper Corp.	12,110	871,072
		7,024,029
TOTAL COMMON STOCKS (Cost $3,287,477,336)		$3,264,758,520
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.8%
Brazil - 0.4%
Banco Bradesco SA	730,187	$2,413,657
Centrais Eletricas Brasileiras SA, B Shares	36,000	328,180
Cia Energetica de Minas Gerais	192,294	432,481
Gerdau SA	158,445	703,370
Itau Unibanco Holding SA	660,500	4,239,127
Itausa SA	746,592	1,478,911
Petroleo Brasileiro SA	656,100	4,786,735
		14,382,461
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	19,526	988,213
Colombia - 0.0%
Bancolombia SA	65,526	453,608
Germany - 0.2%
Bayerische Motoren Werke AG	5,380	511,254
Dr. Ing. h.c. F. Porsche AG (C)	10,931	1,001,407
Henkel AG & Company KGaA	16,830	1,324,017
Porsche Automobil Holding SE	14,831	725,214
Sartorius AG	2,520	813,212
Volkswagen AG	20,044	2,326,584
		6,701,688
South Korea - 0.2%
Hyundai Motor Company	3,171	265,304
Hyundai Motor Company, 2nd Preferred	4,863	412,763
LG Chem, Ltd.	1,059	253,001
Samsung Electronics Company, Ltd.	112,458	5,045,027
		5,976,095
TOTAL PREFERRED SECURITIES (Cost $30,050,618)		$28,502,065
RIGHTS - 0.0%
Shell PLC (Expiration Date: 12-4-23) (B)(E)	1,077,699	361,416
Zhejiang Expressway Company, Ltd. (Expiration Date: 12-6-23; Strike Price: HKD 4.06) (A)(B)	60,136	6,775
TOTAL RIGHTS (Cost $357,721)		$368,191
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (B)	100,920	343
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (B)	50,460	85
Constellation Software, Inc. (Expiration Date: 3-31-40) (B)(D)(E)	2,017	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (B)	5,503	56
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (B)	2,652	100
TOTAL WARRANTS (Cost $0)		$584
SHORT-TERM INVESTMENTS - 4.7%
U.S. Government - 3.9%
U.S. Treasury Bill
4.030%, 12/05/2023 *	$104,450,000	$104,388,815
5.270%, 01/09/2024 *	30,000,000	29,828,671
		134,217,486

55

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds - 0.8%
John Hancock Collateral Trust, 5.4088% (F)(G)	2,623,099	$26,231,253
TOTAL SHORT-TERM INVESTMENTS (Cost $160,438,349)		$160,448,739
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,478,324,024) - 100.2%		$3,454,078,099
Other assets and liabilities, net - (0.2%)		(6,640,634)
TOTAL NET ASSETS - 100.0%		$3,447,437,465
Currency Abbreviations
HKD	Hong Kong Dollar
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
International Strategic Equity Allocation Fund (continued)
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $24,790,065.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 11-30-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	147	Long	Dec 2023	$10,775,365	$10,836,840	$61,475
Mini MSCI EAFE Index Futures	933	Long	Dec 2023	96,533,207	99,177,900	2,644,693
Mini MSCI Emerging Markets Index Futures	814	Long	Dec 2023	39,339,895	40,154,620	814,725
S&P/TSX 60 Index Futures	65	Long	Dec 2023	11,316,013	11,687,019	371,006
						$3,891,899

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 2.9%
Entertainment – 0.3%
Sphere Entertainment Company (A)	104,296	$3,569,009
Media – 2.6%
DISH Network Corp., Class A (A)	321,841	1,177,938
News Corp., Class A	1,171,334	25,816,201
News Corp., Class B	139,621	3,216,868
Scholastic Corp.	171,163	6,502,482
		36,713,489
		40,282,498
Consumer discretionary – 8.0%
Automobiles – 1.9%
General Motors Company	529,074	16,718,738
Rivian Automotive, Inc., Class A (A)(B)	570,800	9,566,608
		26,285,346
Diversified consumer services – 1.1%
Bright Horizons Family Solutions, Inc. (A)	173,505	15,171,277
Hotels, restaurants and leisure – 0.7%
Compass Group PLC	385,209	9,752,113
Specialty retail – 3.0%
Advance Auto Parts, Inc.	245,500	12,468,945
Bath & Body Works, Inc.	391,824	12,781,299
Best Buy Company, Inc.	68,662	4,870,882
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Burlington Stores, Inc. (A)	74,396	$12,616,818
		42,737,944
Textiles, apparel and luxury goods – 1.3%
Ralph Lauren Corp.	148,109	19,162,342
		113,109,022
Consumer staples – 5.8%
Beverages – 1.3%
Constellation Brands, Inc., Class A	47,572	11,440,590
Monster Beverage Corp. (A)	129,276	7,129,571
		18,570,161
Consumer staples distribution and retail – 1.6%
Dollar General Corp.	97,500	12,784,200
Sysco Corp.	138,260	9,978,224
		22,762,424
Food products – 2.2%
Flowers Foods, Inc.	746,579	15,536,309
Tyson Foods, Inc., Class A	316,336	14,817,178
		30,353,487
Personal care products – 0.7%
Kenvue, Inc.	507,700	10,377,388
		82,063,460

56

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 6.6%
Energy equipment and services – 4.3%
Baker Hughes Company	314,300	$10,607,625
Expro Group Holdings NV (A)	405,123	6,299,663
SEACOR Marine Holdings, Inc. (A)	313,799	3,624,378
TechnipFMC PLC	1,080,576	22,389,535
Tidewater, Inc. (A)	305,927	18,380,094
		61,301,295
Oil, gas and consumable fuels – 2.3%
Cameco Corp. (B)	251,151	11,532,854
Chesapeake Energy Corp.	85,500	6,866,505
Suncor Energy, Inc. (B)	407,859	13,455,268
		31,854,627
		93,155,922
Financials – 16.7%
Banks – 5.1%
Fifth Third Bancorp	876,199	25,365,961
Popular, Inc.	279,839	20,649,320
Webster Financial Corp.	353,542	15,856,359
Western Alliance Bancorp	214,100	10,966,202
		72,837,842
Capital markets – 1.8%
Main Street Capital Corp. (B)	217,141	8,974,438
Morningstar, Inc.	41,300	11,702,768
Open Lending Corp. (A)	666,800	4,260,852
		24,938,058
Consumer finance – 0.8%
OneMain Holdings, Inc.	268,653	11,364,022
Financial services – 5.1%
Apollo Global Management, Inc.	124,693	11,471,756
Corebridge Financial, Inc.	488,306	10,269,075
FleetCor Technologies, Inc. (A)	78,848	18,962,944
Global Payments, Inc.	177,829	20,706,409
Jackson Financial, Inc., Class A (B)	223,030	10,645,222
		72,055,406
Insurance – 3.9%
Assurant, Inc.	63,366	10,646,755
Kemper Corp.	272,746	12,063,556
RenaissanceRe Holdings, Ltd.	61,940	13,277,458
The Allstate Corp.	85,700	11,815,459
The Hanover Insurance Group, Inc.	58,569	7,280,127
		55,083,355
		236,278,683
Health care – 9.8%
Health care equipment and supplies – 3.3%
Baxter International, Inc.	434,974	15,693,862
Dentsply Sirona, Inc.	355,112	11,274,806
Teleflex, Inc.	34,000	7,673,460
Zimmer Biomet Holdings, Inc.	105,649	12,288,035
		46,930,163
Health care providers and services – 3.3%
agilon health, Inc. (A)(B)	393,413	4,178,046
Cardinal Health, Inc.	73,535	7,874,128
Centene Corp. (A)	132,317	9,749,117
Select Medical Holdings Corp.	1,068,277	24,143,060
		45,944,351
Life sciences tools and services – 1.1%
Charles River Laboratories International, Inc. (A)	77,349	15,243,941
Pharmaceuticals – 2.1%
Catalent, Inc. (A)	326,492	12,684,214
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Elanco Animal Health, Inc. (A)	729,380	$8,592,096
Viatris, Inc.	955,467	8,771,187
		30,047,497
		138,165,952
Industrials – 17.4%
Aerospace and defense – 5.8%
Huntington Ingalls Industries, Inc.	50,175	11,892,479
L3Harris Technologies, Inc.	79,562	15,181,225
Rolls-Royce Holdings PLC (A)	5,004,286	17,076,957
Spirit AeroSystems Holdings, Inc., Class A (A)	664,010	18,253,635
Textron, Inc.	263,261	20,181,588
		82,585,884
Building products – 1.3%
Armstrong World Industries, Inc.	95,294	8,081,884
Trane Technologies PLC	43,189	9,735,232
		17,817,116
Construction and engineering – 0.4%
API Group Corp. (A)	191,935	5,825,227
Ground transportation – 2.4%
JB Hunt Transport Services, Inc.	94,309	17,472,628
Norfolk Southern Corp.	73,107	15,949,023
		33,421,651
Machinery – 4.5%
Alstom SA	92,530	1,146,546
Esab Corp.	147,763	11,399,915
PACCAR, Inc.	78,414	7,199,973
Stanley Black & Decker, Inc.	354,722	32,244,230
The Middleby Corp. (A)	88,171	11,129,825
		63,120,489
Passenger airlines – 1.0%
Southwest Airlines Company	566,876	14,495,019
Professional services – 1.4%
SS&C Technologies Holdings, Inc.	221,918	12,485,107
Verra Mobility Corp. (A)	353,971	7,107,738
		19,592,845
Trading companies and distributors – 0.6%
Ashtead Group PLC	140,217	8,472,609
		245,330,840
Information technology – 10.6%
Communications equipment – 0.7%
Arista Networks, Inc. (A)	43,587	9,576,500
Electronic equipment, instruments and components – 2.9%
Corning, Inc.	746,391	21,264,680
TE Connectivity, Ltd.	84,752	11,102,512
Zebra Technologies Corp., Class A (A)	37,100	8,791,958
		41,159,150
Semiconductors and semiconductor equipment – 2.9%
Marvell Technology, Inc.	244,507	13,626,375
MKS Instruments, Inc.	342,610	28,282,456
		41,908,831
Software – 0.2%
DocuSign, Inc. (A)	55,300	2,383,430
Technology hardware, storage and peripherals – 3.9%
Pure Storage, Inc., Class A (A)	301,351	10,038,002
Western Digital Corp. (A)	924,339	44,654,817
		54,692,819
		149,720,730

57

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 6.2%
Chemicals – 0.7%
FMC Corp.	53,500	$2,870,810
The Scotts Miracle-Gro Company (B)	137,907	7,675,904
		10,546,714
Construction materials – 1.8%
Summit Materials, Inc., Class A (A)	512,086	17,764,263
Vulcan Materials Company	36,997	7,901,079
		25,665,342
Containers and packaging – 2.4%
Ball Corp.	252,159	13,941,871
Westrock Company	469,220	19,317,787
		33,259,658
Metals and mining – 1.3%
Franco-Nevada Corp.	81,848	9,167,073
Freeport-McMoRan, Inc.	252,036	9,405,984
		18,573,057
		88,044,771
Real estate – 6.6%
Industrial REITs – 1.2%
Rexford Industrial Realty, Inc.	341,659	16,816,459
Office REITs – 0.7%
Douglas Emmett, Inc.	196,228	2,397,906
Vornado Realty Trust	337,139	7,936,252
		10,334,158
Residential REITs – 1.9%
Apartment Investment and Management Company, Class A (A)	1,033,393	7,120,078
Equity Residential	205,828	11,699,264
Sun Communities, Inc.	67,537	8,735,236
		27,554,578
Retail REITs – 1.2%
Regency Centers Corp.	196,633	12,344,620
Simon Property Group, Inc.	31,900	3,983,991
		16,328,611
Specialized REITs – 1.6%
Digital Realty Trust, Inc.	20,213	2,805,160
Rayonier, Inc.	352,512	10,815,068
Weyerhaeuser Company	286,788	8,990,804
		22,611,032
		93,644,838
Utilities – 6.5%
Electric utilities – 4.7%
Constellation Energy Corp.	125,000	15,130,000
Evergy, Inc.	223,934	11,429,591
FirstEnergy Corp.	664,618	24,550,989
PG&E Corp. (A)	874,923	15,022,428
		66,133,008
Multi-utilities – 1.8%
Ameren Corp.	221,411	17,179,279
CenterPoint Energy, Inc.	293,443	8,295,634
		25,474,913
		91,607,921
TOTAL COMMON STOCKS (Cost $1,158,402,761)		$1,371,404,637
SHORT-TERM INVESTMENTS – 5.5%
Short-term funds – 5.5%
John Hancock Collateral Trust, 5.4088% (C)(D)	3,865,732	38,657,706
Mid Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3000% (C)	2,009,364	$2,009,364
T. Rowe Price Government Reserve Fund, 5.3909% (C)	37,336,978	37,336,978
TOTAL SHORT-TERM INVESTMENTS (Cost $77,993,176)		$78,004,048
Total Investments (Mid Value Fund) (Cost $1,236,395,937) – 102.6%		$1,449,408,685
Other assets and liabilities, net – (2.6%)		(36,552,620)
TOTAL NET ASSETS – 100.0%		$1,412,856,065
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $40,255,549. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,543,676 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 11-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 9.5%
Interactive media and services – 9.5%
Alphabet, Inc., Class A (A)	62,214	$8,245,221
Kanzhun, Ltd., ADR (A)	20,202	333,939
Meta Platforms, Inc., Class A (A)	29,325	9,593,674
Pinterest, Inc., Class A (A)	18,173	619,154
		18,791,988
Media – 0.0%
The Trade Desk, Inc., Class A (A)	300	21,138
		18,813,126
Consumer discretionary – 5.0%
Broadline retail – 1.3%
Amazon.com, Inc. (A)	7,678	1,121,679
PDD Holdings, Inc., ADR (A)	9,716	1,432,527
		2,554,206
Hotels, restaurants and leisure – 1.2%
Delivery Hero SE (A)(B)	59,827	1,896,435
Tongcheng Travel Holdings, Ltd. (A)	205,600	377,969
		2,274,404
Specialty retail – 2.5%
Auto1 Group SE (A)(B)(C)	60,277	380,592
Zalando SE (A)(B)	195,117	4,652,011
		5,032,603
		9,861,213
Consumer staples – 0.5%
Consumer staples distribution and retail – 0.5%
Maplebear, Inc. (A)(C)	44,564	1,078,003
Financials – 0.4%
Financial services – 0.4%
Adyen NV (A)(B)	624	729,616

58

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 1.8%
Pharmaceuticals – 1.8%
Eli Lilly & Company	5,914	$3,495,411
Information technology – 80.5%
Communications equipment – 2.9%
Arista Networks, Inc. (A)	6,013	1,321,116
Motorola Solutions, Inc.	13,431	4,336,467
		5,657,583
Electronic equipment, instruments and components – 0.2%
Celestica, Inc. (New York Stock Exchange) (A)	7,400	199,504
Fabrinet (A)	400	64,760
Insight Enterprises, Inc. (A)	300	45,426
Keysight Technologies, Inc. (A)	300	40,767
		350,457
IT services – 3.7%
Accenture PLC, Class A	6,196	2,064,135
Gartner, Inc. (A)	1,819	790,974
GoDaddy, Inc., Class A (A)	9,923	992,895
MongoDB, Inc. (A)	2,709	1,126,240
Shopify, Inc., Class A (A)	32,212	2,345,678
		7,319,922
Semiconductors and semiconductor equipment – 21.8%
Advanced Micro Devices, Inc. (A)	22,217	2,691,812
Broadcom, Inc.	10,275	9,511,876
Intel Corp.	28,374	1,268,318
KLA Corp.	17,706	9,643,042
NVIDIA Corp.	40,799	19,081,692
Onto Innovation, Inc. (A)	3,191	449,963
Rambus, Inc. (A)	3,600	243,612
SiTime Corp. (A)	300	33,180
		42,923,495
Software – 46.6%
Adobe, Inc. (A)	11,465	7,005,230
Braze, Inc., Class A (A)	6,600	362,604
Cadence Design Systems, Inc. (A)	29,306	8,008,451
Crowdstrike Holdings, Inc., Class A (A)	4,715	1,117,408
Datadog, Inc., Class A (A)	6,205	723,317
DocuSign, Inc. (A)	59,132	2,548,589
Fair Isaac Corp. (A)	4,551	4,949,668
HashiCorp, Inc., Class A (A)	8,800	188,496
Intapp, Inc. (A)	300	11,250
Intuit, Inc.	7,453	4,259,091
Klaviyo, Inc., Class A (A)(C)	3,605	106,816
Manhattan Associates, Inc. (A)	5,761	1,284,991
Marathon Digital Holdings, Inc. (A)	7,300	87,381
Microsoft Corp.	78,562	29,767,926
MicroStrategy, Inc., Class A (A)	300	149,490
Monday.com, Ltd. (A)	1,800	323,712
Oracle Corp.	23,005	2,673,411
Palantir Technologies, Inc., Class A (A)	26,706	535,455
Palo Alto Networks, Inc. (A)	3,207	946,354
RingCentral, Inc., Class A (A)	1,800	51,228
Riot Platforms, Inc. (A)	6,600	82,830
Salesforce, Inc. (A)	24,892	6,270,295
Samsara, Inc., Class A (A)	15,770	434,306
ServiceNow, Inc. (A)	7,793	5,343,972
Sprout Social, Inc., Class A (A)	1,000	56,900
Synopsys, Inc. (A)	16,644	9,041,520
Workday, Inc., Class A (A)	10,882	2,945,975
Zoom Video Communications, Inc., Class A (A)	20,440	1,386,445
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zscaler, Inc. (A)	6,391	$1,262,414
		91,925,525
Technology hardware, storage and peripherals – 5.3%
Apple, Inc.	52,087	9,893,926
Dell Technologies, Inc., Class C	4,400	333,828
Pure Storage, Inc., Class A (A)	9,131	304,154
		10,531,908
		158,708,890
Real estate – 0.3%
Real estate management and development – 0.3%
KE Holdings, Inc., ADR	39,409	627,785
TOTAL COMMON STOCKS (Cost $169,174,636)		$193,314,044
SHORT-TERM INVESTMENTS – 2.9%
Short-term funds – 2.9%
John Hancock Collateral Trust, 5.4088% (D)(E)	126,275	1,262,762
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3000% (D)	2,004,797	2,004,797
T. Rowe Price Government Reserve Fund, 5.3909% (D)	2,372,699	2,372,699
TOTAL SHORT-TERM INVESTMENTS (Cost $5,640,066)		$5,640,258
Total Investments (Science & Technology Fund) (Cost $174,814,702) – 100.9%		$198,954,302
Other assets and liabilities, net – (0.9%)		(1,817,207)
TOTAL NET ASSETS – 100.0%		$197,137,095
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $1,335,563. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $106,234 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 11-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.4%
Communication services – 8.2%
Diversified telecommunication services – 0.7%
AT&T, Inc.	616,077	$10,208,396
Verizon Communications, Inc.	361,645	13,861,853
		24,070,249
Entertainment – 1.2%
Electronic Arts, Inc.	21,233	2,930,366
Live Nation Entertainment, Inc. (A)	12,164	1,024,452
Netflix, Inc. (A)	38,300	18,153,051
Take-Two Interactive Software, Inc. (A)	13,426	2,123,993
The Walt Disney Company (A)	158,206	14,664,114

59

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Warner Brothers Discovery, Inc. (A)	188,845	$1,973,430
		40,869,406
Interactive media and services – 5.4%
Alphabet, Inc., Class A (A)	508,126	67,341,939
Alphabet, Inc., Class C (A)	431,725	57,816,612
Match Group, Inc. (A)	22,812	738,653
Meta Platforms, Inc., Class A (A)	190,016	62,163,734
		188,060,938
Media – 0.7%
Charter Communications, Inc., Class A (A)	8,865	3,547,152
Comcast Corp., Class A	359,944	15,078,054
Fox Corp., Class A	22,118	653,366
Fox Corp., Class B	11,508	318,311
News Corp., Class A	33,314	734,241
News Corp., Class B	10,086	232,381
Omnicom Group, Inc.	17,301	1,394,980
Paramount Global, Class B (B)	41,146	591,268
The Interpublic Group of Companies, Inc.	33,728	1,036,799
		23,586,552
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	44,920	6,758,214
		283,345,359
Consumer discretionary – 11.4%
Automobile components – 0.1%
Aptiv PLC (A)	27,167	2,250,514
BorgWarner, Inc.	23,162	780,328
		3,030,842
Automobiles – 2.1%
Ford Motor Company	393,199	4,034,222
General Motors Company	139,150	4,397,140
Tesla, Inc. (A)	266,824	64,059,106
		72,490,468
Broadline retail – 3.7%
Amazon.com, Inc. (A)	865,100	126,382,459
eBay, Inc.	51,635	2,117,551
Etsy, Inc. (A)	11,721	888,569
		129,388,579
Distributors – 0.1%
Genuine Parts Company	13,575	1,802,489
LKQ Corp.	26,000	1,157,780
Pool Corp.	3,750	1,302,450
		4,262,719
Hotels, restaurants and leisure – 2.3%
Airbnb, Inc., Class A (A)	40,634	5,133,700
Booking Holdings, Inc. (A)	3,429	10,718,025
Caesars Entertainment, Inc. (A)	21,215	948,735
Carnival Corp. (A)	96,484	1,453,049
Chipotle Mexican Grill, Inc. (A)	2,694	5,932,862
Darden Restaurants, Inc.	11,888	1,860,115
Domino's Pizza, Inc.	3,390	1,331,897
Expedia Group, Inc. (A)	12,508	1,703,339
Hilton Worldwide Holdings, Inc.	25,274	4,233,900
Las Vegas Sands Corp.	32,739	1,509,923
Marriott International, Inc., Class A	24,024	4,869,665
McDonald's Corp.	71,371	20,115,203
MGM Resorts International	27,593	1,088,268
Norwegian Cruise Line Holdings, Ltd. (A)	40,511	618,603
Royal Caribbean Cruises, Ltd. (A)	22,546	2,422,793
Starbucks Corp.	112,332	11,154,568
Wynn Resorts, Ltd.	9,687	817,777
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	27,617	$3,467,314
		79,379,736
Household durables – 0.4%
D.R. Horton, Inc.	28,845	3,682,641
Garmin, Ltd.	15,188	1,856,581
Hamilton Beach Brands Holding Company, Class B	294	4,536
Lennar Corp., A Shares	24,387	3,119,585
Mohawk Industries, Inc. (A)	5,174	456,916
NVR, Inc. (A)	313	1,926,637
PulteGroup, Inc.	21,367	1,889,270
Whirlpool Corp.	5,358	583,486
		13,519,652
Leisure products – 0.0%
Hasbro, Inc.	12,794	593,770
Specialty retail – 2.1%
AutoZone, Inc. (A)	1,755	4,580,427
Bath & Body Works, Inc.	22,258	726,056
Best Buy Company, Inc.	19,331	1,371,341
CarMax, Inc. (A)	16,101	1,029,498
Lowe's Companies, Inc.	57,382	11,409,263
O'Reilly Automotive, Inc. (A)	5,806	5,703,698
Ross Stores, Inc.	33,093	4,314,665
The Home Depot, Inc.	98,422	30,854,313
The TJX Companies, Inc.	112,268	9,891,933
Tractor Supply Company	10,687	2,169,568
Ulta Beauty, Inc. (A)	4,747	2,022,175
		74,072,937
Textiles, apparel and luxury goods – 0.6%
Lululemon Athletica, Inc. (A)	11,175	4,992,990
NIKE, Inc., Class B	117,909	13,001,825
Ralph Lauren Corp.	3,978	514,674
Tapestry, Inc.	22,667	717,864
VF Corp.	32,391	541,901
		19,769,254
		396,507,957
Consumer staples – 4.3%
Beverages – 1.1%
Brown-Forman Corp., Class B	11,393	669,225
Constellation Brands, Inc., Class A	10,000	2,404,900
Keurig Dr. Pepper, Inc.	62,675	1,978,650
Molson Coors Beverage Company, Class B	11,574	712,264
Monster Beverage Corp. (A)	46,615	2,570,817
PepsiCo, Inc.	85,609	14,407,139
The Coca-Cola Company	242,040	14,144,818
		36,887,813
Consumer staples distribution and retail – 1.2%
Costco Wholesale Corp.	27,636	16,380,963
Dollar General Corp.	13,601	1,783,363
Dollar Tree, Inc. (A)	12,945	1,599,873
Sysco Corp.	31,297	2,258,704
Target Corp.	28,744	3,846,235
The Kroger Company	41,269	1,826,979
Walgreens Boots Alliance, Inc.	44,883	894,967
Walmart, Inc.	88,421	13,766,265
		42,357,349
Food products – 0.6%
Archer-Daniels-Midland Company	33,552	2,473,789
Bunge Global SA	9,474	1,040,908
Campbell Soup Company	12,304	494,375
Conagra Brands, Inc.	29,863	844,824
General Mills, Inc.	36,475	2,321,999

60

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Hormel Foods Corp.	18,062	$552,517
Kellanova	16,556	869,852
Lamb Weston Holdings, Inc.	9,107	910,973
McCormick & Company, Inc.	15,663	1,015,432
Mondelez International, Inc., Class A	84,651	6,015,300
The Hershey Company	9,376	1,761,938
The J.M. Smucker Company	6,761	741,885
The Kraft Heinz Company	50,109	1,759,327
Tyson Foods, Inc., Class A	17,744	831,129
		21,634,248
Household products – 0.9%
Church & Dwight Company, Inc.	15,110	1,460,079
Colgate-Palmolive Company	51,575	4,062,563
Kimberly-Clark Corp.	21,132	2,614,662
The Clorox Company	7,546	1,081,719
The Procter & Gamble Company	147,848	22,697,625
		31,916,648
Personal care products – 0.1%
Kenvue, Inc.	106,659	2,180,110
The Estee Lauder Companies, Inc., Class A	14,227	1,816,646
		3,996,756
Tobacco – 0.4%
Altria Group, Inc.	110,838	4,659,630
Philip Morris International, Inc.	96,827	9,039,769
		13,699,399
		150,492,213
Energy – 4.0%
Energy equipment and services – 0.4%
Baker Hughes Company	88,978	3,003,008
Halliburton Company	79,982	2,961,733
Schlumberger, Ltd.	128,738	6,699,526
		12,664,267
Oil, gas and consumable fuels – 3.6%
APA Corp.	27,097	975,492
Chevron Corp.	154,722	22,218,079
ConocoPhillips	105,633	12,208,006
Coterra Energy, Inc.	64,902	1,703,678
Devon Energy Corp.	56,583	2,544,538
Diamondback Energy, Inc.	15,404	2,378,532
EOG Resources, Inc.	51,218	6,303,399
EQT Corp.	32,164	1,285,273
Exxon Mobil Corp.	351,341	36,096,774
Hess Corp.	24,097	3,387,074
Kinder Morgan, Inc.	167,529	2,943,485
Marathon Oil Corp.	53,919	1,371,160
Marathon Petroleum Corp.	35,180	5,248,504
Occidental Petroleum Corp.	58,191	3,441,998
ONEOK, Inc.	50,944	3,507,494
Phillips 66	39,151	5,046,172
Pioneer Natural Resources Company	20,266	4,694,416
Targa Resources Corp.	19,597	1,772,549
The Williams Companies, Inc.	105,650	3,886,864
Valero Energy Corp.	30,876	3,870,615
		124,884,102
		137,548,369
Financials – 13.3%
Banks – 3.2%
Bank of America Corp.	644,504	19,650,927
Citigroup, Inc.	178,732	8,239,545
Citizens Financial Group, Inc.	43,834	1,195,353
Comerica, Inc.	12,310	556,658
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fifth Third Bancorp	62,855	$1,819,652
Huntington Bancshares, Inc.	134,569	1,515,247
JPMorgan Chase & Co.	269,666	42,089,469
KeyCorp	86,120	1,067,027
M&T Bank Corp.	15,393	1,972,921
Regions Financial Corp.	87,384	1,457,565
The PNC Financial Services Group, Inc.	37,014	4,958,395
Truist Financial Corp.	124,387	3,997,798
U.S. Bancorp	145,581	5,549,548
Wells Fargo & Company	342,342	15,265,030
Zions Bancorp NA	13,711	488,523
		109,823,658
Capital markets – 2.9%
Ameriprise Financial, Inc.	9,507	3,360,820
BlackRock, Inc.	13,077	9,823,835
Cboe Global Markets, Inc.	9,801	1,785,644
CME Group, Inc.	33,377	7,288,202
FactSet Research Systems, Inc.	3,503	1,588,470
Franklin Resources, Inc.	26,602	659,730
Intercontinental Exchange, Inc.	52,665	5,995,384
Invesco, Ltd.	41,912	598,084
MarketAxess Holdings, Inc.	3,550	852,426
Moody's Corp.	14,434	5,267,833
Morgan Stanley	119,170	9,454,948
MSCI, Inc.	7,301	3,802,726
Nasdaq, Inc.	30,976	1,729,700
Northern Trust Corp.	19,288	1,528,574
Raymond James Financial, Inc.	17,417	1,831,398
S&P Global, Inc.	30,051	12,496,107
State Street Corp.	29,711	2,163,555
T. Rowe Price Group, Inc.	20,888	2,091,515
The Bank of New York Mellon Corp.	72,588	3,507,452
The Blackstone Group, Inc.	64,860	7,288,318
The Charles Schwab Corp.	138,742	8,507,659
The Goldman Sachs Group, Inc.	30,391	10,379,742
		102,002,122
Consumer finance – 0.5%
American Express Company	53,749	9,178,717
Capital One Financial Corp.	35,397	3,952,429
Discover Financial Services	23,541	2,189,313
Synchrony Financial	38,906	1,258,998
		16,579,457
Financial services – 4.4%
Berkshire Hathaway, Inc., Class B (A)	169,214	60,917,040
Fidelity National Information Services, Inc.	55,626	3,261,909
Fiserv, Inc. (A)	56,532	7,383,645
FleetCor Technologies, Inc. (A)	6,870	1,652,235
Global Payments, Inc.	24,216	2,819,711
Jack Henry & Associates, Inc.	6,830	1,083,853
Mastercard, Inc., Class A	76,372	31,605,025
PayPal Holdings, Inc. (A)	101,495	5,847,127
Visa, Inc., Class A	147,883	37,958,608
		152,529,153
Insurance – 2.3%
Aflac, Inc.	50,322	4,162,133
American International Group, Inc.	66,681	4,388,277
Aon PLC, Class A	18,768	6,165,100
Arch Capital Group, Ltd. (A)	34,526	2,889,481
Arthur J. Gallagher & Company	19,895	4,953,855
Assurant, Inc.	4,945	830,859
Brown & Brown, Inc.	21,779	1,627,762
Chubb, Ltd.	38,051	8,730,041
Cincinnati Financial Corp.	14,430	1,483,260
Everest Group, Ltd.	4,009	1,645,895

61

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Globe Life, Inc.	8,100	$997,353
Loews Corp.	17,146	1,205,192
Marsh & McLennan Companies, Inc.	45,769	9,127,254
MetLife, Inc.	58,874	3,746,153
Principal Financial Group, Inc.	20,869	1,540,758
Prudential Financial, Inc.	34,009	3,325,400
The Allstate Corp.	24,366	3,359,340
The Hartford Financial Services Group, Inc.	28,357	2,216,383
The Progressive Corp.	54,244	8,897,643
The Travelers Companies, Inc.	21,171	3,823,906
W.R. Berkley Corp.	18,779	1,362,416
Willis Towers Watson PLC	9,676	2,383,199
		78,861,660
		459,796,050
Health care – 10.8%
Biotechnology – 1.6%
AbbVie, Inc.	134,584	19,163,416
Amgen, Inc.	41,285	11,132,087
Biogen, Inc. (A)	11,207	2,623,335
Gilead Sciences, Inc.	96,212	7,369,839
Incyte Corp. (A)	14,174	770,215
Moderna, Inc. (A)	25,002	1,942,655
Regeneron Pharmaceuticals, Inc. (A)	8,219	6,770,894
Vertex Pharmaceuticals, Inc. (A)	20,019	7,102,941
		56,875,382
Health care equipment and supplies – 2.2%
Abbott Laboratories	133,472	13,919,795
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	5,468	1,169,058
Baxter International, Inc.	38,845	1,401,528
Becton, Dickinson and Company	22,521	5,319,010
Boston Scientific Corp. (A)	113,671	6,353,072
Dentsply Sirona, Inc.	16,323	518,255
DexCom, Inc. (A)	29,349	3,390,396
Edwards Lifesciences Corp. (A)	47,103	3,189,344
GE HealthCare Technologies, Inc.	30,007	2,054,279
Hologic, Inc. (A)	18,828	1,342,436
IDEXX Laboratories, Inc. (A)	6,370	2,967,273
Insulet Corp. (A)	5,257	994,046
Intuitive Surgical, Inc. (A)	26,834	8,341,081
Medtronic PLC	103,253	8,184,865
ResMed, Inc.	11,556	1,822,728
STERIS PLC	7,564	1,519,910
Stryker Corp.	26,101	7,734,509
Teleflex, Inc.	3,748	845,886
The Cooper Companies, Inc.	3,818	1,286,361
Zimmer Biomet Holdings, Inc.	16,602	1,930,979
		74,386,420
Health care providers and services – 2.5%
Cardinal Health, Inc.	19,400	2,077,352
Cencora, Inc.	12,843	2,611,881
Centene Corp. (A)	41,345	3,046,300
CVS Health Corp.	99,552	6,764,558
DaVita, Inc. (A)	4,046	410,507
Elevance Health, Inc.	17,932	8,598,215
HCA Healthcare, Inc.	15,285	3,828,587
Henry Schein, Inc. (A)	10,002	667,433
Humana, Inc.	9,221	4,470,894
Laboratory Corp. of America Holdings	6,851	1,486,050
McKesson Corp.	10,405	4,896,177
Molina Healthcare, Inc. (A)	4,401	1,608,830
Quest Diagnostics, Inc.	8,677	1,190,745
The Cigna Group	23,627	6,211,066
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	70,306	$38,877,109
Universal Health Services, Inc., Class B	4,740	651,655
		87,397,359
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	22,064	2,819,779
Bio-Rad Laboratories, Inc., Class A (A)	1,538	468,967
Bio-Techne Corp.	11,839	744,673
Charles River Laboratories International, Inc. (A)	3,890	766,641
Danaher Corp.	49,886	11,140,043
Illumina, Inc. (A)	11,927	1,215,958
IQVIA Holdings, Inc. (A)	13,859	2,967,212
Mettler-Toledo International, Inc. (A)	1,650	1,801,685
Revvity, Inc.	9,522	846,506
Thermo Fisher Scientific, Inc.	29,302	14,526,760
Waters Corp. (A)	4,419	1,240,016
West Pharmaceutical Services, Inc.	5,684	1,993,720
		40,531,960
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Company	161,584	7,979,018
Catalent, Inc. (A)	13,662	530,769
Eli Lilly & Company	60,762	35,912,772
Johnson & Johnson	185,359	28,667,623
Merck & Company, Inc.	194,634	19,946,092
Pfizer, Inc.	432,490	13,177,970
Viatris, Inc.	92,482	848,985
Zoetis, Inc.	34,615	6,115,432
		113,178,661
		372,369,782
Industrials – 5.8%
Aerospace and defense – 1.1%
Axon Enterprise, Inc. (A)	4,461	1,025,450
General Dynamics Corp.	14,478	3,575,632
Howmet Aerospace, Inc.	25,131	1,321,891
Huntington Ingalls Industries, Inc.	2,570	609,141
L3Harris Technologies, Inc.	11,939	2,278,081
Lockheed Martin Corp.	14,277	6,392,812
Northrop Grumman Corp.	9,154	4,349,615
RTX Corp.	92,334	7,523,374
Textron, Inc.	12,711	974,425
The Boeing Company (A)	36,426	8,437,354
TransDigm Group, Inc.	3,487	3,357,528
		39,845,303
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	7,337	602,001
Expeditors International of Washington, Inc.	9,590	1,154,061
FedEx Corp.	14,766	3,821,884
United Parcel Service, Inc., Class B	46,125	6,993,011
		12,570,957
Building products – 0.3%
A.O. Smith Corp.	7,963	600,092
Allegion PLC	5,606	594,741
Carrier Global Corp.	53,090	2,758,556
Johnson Controls International PLC	43,589	2,301,499
Masco Corp.	14,151	856,843
Trane Technologies PLC	14,365	3,238,015
		10,349,746
Commercial services and supplies – 0.4%
Cintas Corp.	5,418	2,997,509
Copart, Inc. (A)	54,386	2,731,265
Republic Services, Inc.	13,034	2,109,423

62

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Rollins, Inc.	17,769	$723,909
Veralto Corp. (A)	13,701	1,058,402
Waste Management, Inc.	23,404	4,001,850
		13,622,358
Construction and engineering – 0.0%
Quanta Services, Inc.	9,448	1,779,153
Electrical equipment – 0.4%
AMETEK, Inc.	14,449	2,242,918
Eaton Corp. PLC	25,338	5,769,209
Emerson Electric Company	39,308	3,494,481
Generac Holdings, Inc. (A)	3,891	455,519
Hubbell, Inc.	3,419	1,025,700
Rockwell Automation, Inc.	7,349	2,024,209
		15,012,036
Ground transportation – 0.6%
CSX Corp.	128,003	4,134,497
JB Hunt Transport Services, Inc.	5,181	959,884
Norfolk Southern Corp.	14,579	3,180,555
Old Dominion Freight Line, Inc.	5,622	2,187,295
Union Pacific Corp.	39,076	8,802,651
		19,264,882
Industrial conglomerates – 0.6%
3M Company	35,322	3,499,351
General Electric Company	69,207	8,429,413
Honeywell International, Inc.	42,475	8,321,702
		20,250,466
Machinery – 1.2%
Caterpillar, Inc.	32,880	8,243,674
Cummins, Inc.	8,988	2,014,750
Deere & Company	17,797	6,485,405
Dover Corp.	9,036	1,275,522
Fortive Corp.	22,616	1,560,052
IDEX Corp.	4,839	975,930
Illinois Tool Works, Inc.	17,588	4,259,989
Ingersoll Rand, Inc.	25,500	1,821,465
Nordson Corp.	3,452	812,394
Otis Worldwide Corp.	26,282	2,254,733
PACCAR, Inc.	33,180	3,046,588
Parker-Hannifin Corp.	8,148	3,529,551
Pentair PLC	10,430	673,152
Snap-on, Inc.	3,390	931,199
Stanley Black & Decker, Inc.	9,897	899,637
Wabtec Corp.	11,436	1,332,980
Xylem, Inc.	15,192	1,597,135
		41,714,156
Passenger airlines – 0.1%
Alaska Air Group, Inc. (A)	8,028	303,539
American Airlines Group, Inc. (A)	41,371	514,242
Delta Air Lines, Inc.	40,628	1,500,392
Southwest Airlines Company	38,203	976,851
United Airlines Holdings, Inc. (A)	20,913	823,972
		4,118,996
Professional services – 0.5%
Automatic Data Processing, Inc.	25,911	5,957,457
Broadridge Financial Solutions, Inc.	7,515	1,456,557
Ceridian HCM Holding, Inc. (A)	9,770	673,153
Equifax, Inc.	7,657	1,667,005
Jacobs Solutions, Inc.	8,022	1,020,238
Leidos Holdings, Inc.	8,756	939,694
Paychex, Inc.	20,237	2,468,307
Paycom Software, Inc.	3,003	545,525
Robert Half, Inc.	6,947	569,515
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Verisk Analytics, Inc.	9,109	$2,199,186
		17,496,637
Trading companies and distributors – 0.2%
Fastenal Company	36,086	2,164,077
United Rentals, Inc.	4,344	2,067,831
W.W. Grainger, Inc.	2,803	2,203,691
		6,435,599
		202,460,289
Information technology – 31.5%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	24,834	5,456,278
Cisco Systems, Inc.	406,085	19,646,392
F5, Inc. (A)	5,844	1,000,434
Juniper Networks, Inc.	32,384	921,325
Motorola Solutions, Inc.	16,595	5,358,028
		32,382,457
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	59,455	5,409,810
CDW Corp.	13,550	2,857,424
Corning, Inc.	77,215	2,199,855
Keysight Technologies, Inc. (A)	17,657	2,399,410
TE Connectivity, Ltd.	31,449	4,119,819
Teledyne Technologies, Inc. (A)	4,665	1,879,808
Trimble, Inc. (A)	24,335	1,129,144
Zebra Technologies Corp., Class A (A)	5,110	1,210,968
		21,206,238
IT services – 1.4%
Accenture PLC, Class A	62,263	20,742,296
Akamai Technologies, Inc. (A)	14,982	1,730,870
Cognizant Technology Solutions Corp., Class A	50,560	3,558,413
EPAM Systems, Inc. (A)	5,783	1,493,113
Gartner, Inc. (A)	7,782	3,383,925
IBM Corp.	90,818	14,400,102
VeriSign, Inc. (A)	8,867	1,881,577
		47,190,296
Semiconductors and semiconductor equipment – 8.2%
Advanced Micro Devices, Inc. (A)	157,759	19,114,080
Analog Devices, Inc.	49,766	9,126,089
Applied Materials, Inc.	82,842	12,408,075
Broadcom, Inc.	40,222	37,234,712
Enphase Energy, Inc. (A)	13,413	1,354,981
First Solar, Inc. (A)	10,773	1,699,764
Intel Corp.	408,117	18,242,830
KLA Corp.	13,476	7,339,299
Lam Research Corp.	13,200	9,450,144
Microchip Technology, Inc.	53,789	4,488,154
Micron Technology, Inc.	108,859	8,286,347
Monolithic Power Systems, Inc.	4,757	2,610,261
NVIDIA Corp.	243,779	114,015,438
NXP Semiconductors NV	25,202	5,143,224
ON Semiconductor Corp. (A)	42,441	3,027,317
Qorvo, Inc. (A)	9,809	946,569
Qualcomm, Inc.	110,661	14,280,802
Skyworks Solutions, Inc.	15,945	1,545,549
SolarEdge Technologies, Inc. (A)	5,565	441,750
Teradyne, Inc.	15,451	1,425,046
Texas Instruments, Inc.	91,085	13,909,590
		286,090,021
Software – 12.2%
Adobe, Inc. (A)	43,870	26,805,009
ANSYS, Inc. (A)	8,624	2,529,937

63

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Autodesk, Inc. (A)	20,950	$4,576,109
Cadence Design Systems, Inc. (A)	26,647	7,281,826
Fair Isaac Corp. (A)	2,449	2,663,532
Fortinet, Inc. (A)	65,461	3,440,630
Gen Digital, Inc.	51,257	1,131,755
Intuit, Inc.	27,128	15,502,567
Microsoft Corp.	727,807	275,773,342
Oracle Corp.	157,170	18,264,726
Palo Alto Networks, Inc. (A)	29,700	8,764,173
PTC, Inc. (A)	11,761	1,850,711
Roper Technologies, Inc.	10,569	5,688,764
Salesforce, Inc. (A)	94,823	23,885,914
ServiceNow, Inc. (A)	20,014	13,724,400
Synopsys, Inc. (A)	14,905	8,096,843
Tyler Technologies, Inc. (A)	4,204	1,718,763
		421,699,001
Technology hardware, storage and peripherals – 8.2%
Apple, Inc.	1,437,878	273,124,926
Hewlett Packard Enterprise Company	129,769	2,194,394
HP, Inc.	86,223	2,529,783
NetApp, Inc.	20,945	1,914,164
Seagate Technology Holdings PLC	19,229	1,521,014
Western Digital Corp. (A)	31,865	1,539,398
		282,823,679
		1,091,391,692
Materials – 1.8%
Chemicals – 1.2%
Air Products & Chemicals, Inc.	16,921	4,577,977
Albemarle Corp.	7,643	926,867
Celanese Corp.	6,881	954,119
CF Industries Holdings, Inc.	12,960	973,944
Corteva, Inc.	48,346	2,185,239
Dow, Inc.	48,005	2,484,259
DuPont de Nemours, Inc.	31,329	2,241,277
Eastman Chemical Company	7,974	668,460
Ecolab, Inc.	17,039	3,266,887
FMC Corp.	8,707	467,218
International Flavors & Fragrances, Inc.	17,213	1,297,516
Linde PLC	33,095	13,693,718
LyondellBasell Industries NV, Class A	17,412	1,655,881
PPG Industries, Inc.	15,777	2,240,176
The Mosaic Company	22,630	812,191
The Sherwin-Williams Company	15,744	4,389,427
		42,835,156
Construction materials – 0.1%
Martin Marietta Materials, Inc.	4,123	1,915,505
Vulcan Materials Company	8,900	1,900,684
		3,816,189
Containers and packaging – 0.2%
Amcor PLC	98,845	937,051
Avery Dennison Corp.	5,459	1,061,776
Ball Corp.	21,358	1,180,884
International Paper Company	23,590	871,415
Packaging Corp. of America	6,058	1,017,805
Sealed Air Corp.	9,710	324,120
Westrock Company	17,313	712,776
		6,105,827
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	99,982	3,731,328
Newmont Corp.	54,715	2,198,996
Nucor Corp.	16,814	2,857,876
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	10,603	$1,263,135
		10,051,335
		62,808,507
Real estate – 2.3%
Health care REITs – 0.2%
Healthpeak Properties, Inc.	47,353	820,154
Ventas, Inc.	34,509	1,581,893
Welltower, Inc.	44,946	4,004,689
		6,406,736
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	60,407	1,055,310
Industrial REITs – 0.2%
Prologis, Inc.	78,817	9,058,438
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	13,363	1,461,912
Boston Properties, Inc.	12,539	713,845
		2,175,757
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	26,552	2,096,546
CoStar Group, Inc. (A)	34,266	2,845,449
		4,941,995
Residential REITs – 0.3%
AvalonBay Communities, Inc.	12,145	2,100,356
Camden Property Trust	9,198	830,211
Equity Residential	29,638	1,684,624
Essex Property Trust, Inc.	5,508	1,175,738
Invitation Homes, Inc.	49,395	1,647,817
Mid-America Apartment Communities, Inc.	10,093	1,256,377
UDR, Inc.	25,972	867,465
		9,562,588
Retail REITs – 0.3%
Federal Realty Investment Trust	6,286	600,879
Kimco Realty Corp.	53,280	1,029,370
Realty Income Corp.	59,867	3,230,423
Regency Centers Corp.	14,140	887,709
Simon Property Group, Inc.	28,237	3,526,519
		9,274,900
Specialized REITs – 1.1%
American Tower Corp.	39,472	8,240,964
Crown Castle, Inc.	36,760	4,311,213
Digital Realty Trust, Inc.	25,785	3,578,442
Equinix, Inc.	7,942	6,472,809
Extra Space Storage, Inc.	17,675	2,300,755
Iron Mountain, Inc.	25,048	1,606,829
Public Storage	13,449	3,480,063
SBA Communications Corp.	9,133	2,255,486
VICI Properties, Inc.	86,544	2,586,800
Weyerhaeuser Company	62,516	1,959,877
		36,793,238
		79,268,962
Utilities – 2.0%
Electric utilities – 1.3%
Alliant Energy Corp.	18,901	955,824
American Electric Power Company, Inc.	38,297	3,046,526
Constellation Energy Corp.	25,002	3,026,242
Duke Energy Corp.	57,587	5,314,128
Edison International	28,642	1,918,728
Entergy Corp.	15,819	1,604,205
Evergy, Inc.	17,253	880,593
Eversource Energy	25,984	1,543,709
Exelon Corp.	74,571	2,871,729

64

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
FirstEnergy Corp.	38,214	$1,411,625
NextEra Energy, Inc.	151,823	8,883,164
NRG Energy, Inc.	17,224	823,996
PG&E Corp. (A)	156,090	2,680,065
Pinnacle West Capital Corp.	8,476	635,191
PPL Corp.	53,195	1,389,453
The Southern Company	81,641	5,794,878
Xcel Energy, Inc.	41,474	2,523,278
		45,303,334
Gas utilities – 0.0%
Atmos Energy Corp.	11,124	1,266,022
Independent power and renewable electricity producers – 0.0%
The AES Corp.	50,105	862,307
Multi-utilities – 0.6%
Ameren Corp.	19,684	1,527,282
CenterPoint Energy, Inc.	47,411	1,340,309
CMS Energy Corp.	21,749	1,234,473
Consolidated Edison, Inc.	25,916	2,335,291
Dominion Energy, Inc.	62,262	2,822,959
DTE Energy Company	15,382	1,601,420
NiSource, Inc.	30,975	794,199
Public Service Enterprise Group, Inc.	37,683	2,352,550
Sempra	47,108	3,432,760
WEC Energy Group, Inc.	23,706	1,982,296
		19,423,539
Water utilities – 0.1%
American Water Works Company, Inc.	14,533	1,916,031
		68,771,233
TOTAL COMMON STOCKS (Cost $2,901,473,976)		$3,304,760,413
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.2%
Short-term funds – 4.2%
John Hancock Collateral Trust, 5.4088% (D)(E)	14,602,729	$146,028,746
TOTAL SHORT-TERM INVESTMENTS (Cost $145,975,360)		$146,028,746
Total Investments (U.S. Sector Rotation Fund) (Cost $3,047,449,336) – 99.6%		$3,450,789,159
Other assets and liabilities, net – 0.4%		15,227,154
TOTAL NET ASSETS – 100.0%		$3,466,016,313
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $586,977.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 11-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $598,831.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	696	Long	Dec 2023	$152,856,973	$159,270,900	$6,413,927
						$6,413,927

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
65

John Hancock Funds II
Portfolio of Investments — November 30, 2023 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 11-30-23:
Capital Appreciation Fund
United States	87.3%
France	2.5%
Denmark	2.3%
Uruguay	2.0%
Canada	1.8%
United Kingdom	1.7%
Netherlands	1.5%
Other countries	0.9%
TOTAL	100.0%
High Yield Fund
United States	75.2%
Cayman Islands	7.8%
Canada	5.0%
France	1.9%
United Kingdom	1.7%
Macau	1.0%
Luxembourg	1.0%
Netherlands	1.0%
Other countries	5.4%
TOTAL	100.0%
The following funds had the following sector composition as a percentage of net assets on 11-30-23:
International Strategic Equity Allocation Fund
Financials	20.1%
Industrials	11.9%
Information technology	11.5%
Consumer discretionary	11.1%
Health care	9.2%
Consumer staples	7.9%
Materials	7.5%
Energy	5.9%
Communication services	5.0%
Utilities	3.6%
Real estate	1.8%
Short-term investments and other	4.5%
TOTAL	100.0%
66

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$166,036,488	$166,036,488	—	—
Consumer discretionary	351,047,013	328,755,189	$22,291,824	—
Consumer staples	46,115,117	30,074,442	16,040,675	—
Financials	121,031,337	121,031,337	—	—
Health care	180,380,114	180,380,114	—	—
Industrials	42,718,529	42,718,529	—	—
Information technology	583,535,976	583,535,976	—	—
Real estate	14,938,835	14,938,835	—	—
Preferred securities	6,131,139	—	6,131,139	—

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund (continued)
Short-term investments	$32,499,238	$32,499,238	—	—
Total investments in securities	$1,544,433,786	$1,499,970,148	$44,463,638	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$704,192,365	$704,192,365	—	—
Preferred securities	3,771,430	3,771,430	—	—
U.S. Government and Agency obligations	126,267,100	—	$126,267,100	—
Corporate bonds	110,567,779	—	110,567,779	—
Term loans	125,835,969	—	125,835,969	—
Short-term investments	60,234,262	60,234,262	—	—
Total investments in securities	$1,130,868,905	$768,198,057	$362,670,848	—
Derivatives:
Liabilities
Written options	$(2,351,332)	—	$(2,351,332)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$988,382,863	—	$988,382,863	—
Foreign government obligations	12,265,287	—	12,265,287	—
Corporate bonds	399,911,904	—	399,911,904	—
Municipal bonds	3,556,270	—	3,556,270	—
Collateralized mortgage obligations	253,273,619	—	253,273,619	—
Asset backed securities	114,155,525	—	114,155,525	—
Short-term investments	86,695,666	$86,695,666	—	—
Total investments in securities	$1,858,241,134	$86,695,666	$1,771,545,468	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Financials	$149,600	$149,600	—	—
Health care	252,600,028	250,047,882	$2,552,146	—
Materials	117,520	117,520	—	—
Preferred securities	1,112,686	—	1,112,686	—
Warrants	880	583	297	—
Short-term investments	2,871,323	2,871,323	—	—
Total investments in securities	$256,852,037	$253,186,908	$3,665,129	—

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$791,718	—	$791,718	—
Corporate bonds	158,374,308	—	158,374,308	—
Convertible bonds	1,130,081	—	1,130,081	—
Term loans	10,719,257	—	10,268,981	$450,276
Asset backed securities	13,380,827	—	13,380,827	—
Common stocks	1,088,589	$1,059,534	—	29,055
Preferred securities	848,828	538,876	—	309,952
Escrow shares	59,403	—	—	59,403
Escrow certificates	—	—	—	—

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund (continued)
Short-term investments	$1,734,014	$1,734,014	—	—
Total investments in securities	$188,127,025	$3,332,424	$183,945,915	$848,686
Derivatives:
Assets
Futures	$60,834	$60,834	—	—
Forward foreign currency contracts	27,834	—	$27,834	—
Swap contracts	450,722	—	450,722	—
Liabilities
Forward foreign currency contracts	(8,453)	—	(8,453)	—
Swap contracts	(241,803)	—	(241,803)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$152,139,027	—	$152,139,027	—
Austria	4,328,632	—	4,328,632	—
Belgium	17,516,726	—	17,516,726	—
Brazil	38,060,266	$38,060,266	—	—
Canada	251,360,896	251,360,896	—	—
Chile	4,631,054	—	4,631,054	—
China	207,807,103	10,556,134	197,250,969	—
Colombia	521,343	521,343	—	—
Czech Republic	1,478,571	—	1,478,571	—
Denmark	86,465,770	—	86,465,770	—
Finland	20,899,816	—	20,899,816	—
France	191,235,458	—	191,235,458	—
Germany	120,301,314	—	120,301,314	—
Hong Kong	61,850,283	415,669	61,434,614	—
Hungary	2,207,957	—	2,207,957	—
India	180,504,355	—	180,504,355	—
Indonesia	9,300,351	—	9,300,351	—
Ireland	39,208,368	12,322,665	26,885,703	—
Israel	14,143,686	6,266,104	7,877,582	—
Italy	91,667,710	—	91,667,710	—
Japan	513,841,267	—	513,841,267	—
Jordan	581,606	—	581,606	—
Luxembourg	4,586,839	—	4,586,839	—
Macau	830,116	—	830,116	—
Malaysia	13,088,886	—	13,088,886	—
Mexico	23,786,096	23,786,096	—	—
Netherlands	114,358,745	—	111,855,381	$2,503,364
New Zealand	4,734,087	—	4,734,087	—
Norway	14,730,720	—	14,730,720	—
Peru	1,506,623	1,506,623	—	—
Philippines	5,958,771	—	5,958,771	—
Poland	8,575,880	—	8,575,880	—
Portugal	3,714,349	—	3,714,349	—
Qatar	8,168,936	—	8,168,936	—
Saudi Arabia	24,707,832	—	24,707,832	—
Singapore	9,241,343	1,016,646	8,224,697	—
South Africa	17,559,893	—	17,559,893	—
South Korea	110,846,439	—	110,846,439	—
Spain	106,477,167	—	106,477,167	—
Sweden	33,117,184	—	33,117,184	—

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Switzerland	$224,470,010	$1,626,578	$222,843,432	—
Taiwan	145,500,621	—	145,500,621	—
Thailand	8,997,048	—	8,997,048	—
Turkey	6,071,528	—	6,071,528	—
United Arab Emirates	11,989,516	—	11,989,516	—
United Kingdom	344,664,303	1,767,959	342,896,344	—
United States	7,024,029	5,452,695	1,571,334	—
Preferred securities
Brazil	14,382,461	14,382,461	—	—
Chile	988,213	—	988,213	—
Colombia	453,608	453,608	—	—
Germany	6,701,688	—	6,701,688	—
South Korea	5,976,095	—	5,976,095	—
Rights	368,191	6,775	361,416	—
Warrants	584	—	584	—
Short-term investments	160,448,739	26,231,253	134,217,486	—
Total investments in securities	$3,454,078,099	$395,733,771	$3,055,840,964	$2,503,364
Derivatives:
Assets
Futures	$3,891,899	$3,891,899	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$40,282,498	$40,282,498	—	—
Consumer discretionary	113,109,022	103,356,909	$9,752,113	—
Consumer staples	82,063,460	82,063,460	—	—
Energy	93,155,922	93,155,922	—	—
Financials	236,278,683	236,278,683	—	—
Health care	138,165,952	138,165,952	—	—
Industrials	245,330,840	218,634,728	26,696,112	—
Information technology	149,720,730	149,720,730	—	—
Materials	88,044,771	88,044,771	—	—
Real estate	93,644,838	93,644,838	—	—
Utilities	91,607,921	91,607,921	—	—
Short-term investments	78,004,048	78,004,048	—	—
Total investments in securities	$1,449,408,685	$1,412,960,460	$36,448,225	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$18,813,126	$18,813,126	—	—
Consumer discretionary	9,861,213	2,554,206	$7,307,007	—
Consumer staples	1,078,003	1,078,003	—	—
Financials	729,616	—	729,616	—
Health care	3,495,411	3,495,411	—	—
Information technology	158,708,890	158,708,890	—	—
Real estate	627,785	627,785	—	—
Short-term investments	5,640,258	5,640,258	—	—
Total investments in securities	$198,954,302	$190,917,679	$8,036,623	—

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$283,345,359	$283,345,359	—	—
Consumer discretionary	396,507,957	396,503,421	$4,536	—
Consumer staples	150,492,213	150,492,213	—	—
Energy	137,548,369	137,548,369	—	—
Financials	459,796,050	459,796,050	—	—
Health care	372,369,782	372,268,173	—	$101,609
Industrials	202,460,289	202,460,289	—	—
Information technology	1,091,391,692	1,091,391,692	—	—
Materials	62,808,507	62,808,507	—	—
Real estate	79,268,962	79,268,962	—	—
Utilities	68,771,233	68,771,233	—	—
Short-term investments	146,028,746	146,028,746	—	—
Total investments in securities	$3,450,789,159	$3,450,683,014	$4,536	$101,609
Derivatives:
Assets
Futures	$6,413,927	$6,413,927	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	1,142,006	—	$62,826,113	$(51,409,477)	$1,002	$2,535	$12,011	—	$11,420,173
Capital Appreciation Value Fund
John Hancock Collateral Trust	611,207	$2,018,771	$17,891,156	$(13,800,411)	$1,636	$975	$2,521	—	$6,112,127
Core Bond Fund
John Hancock Collateral Trust	80,262	—	$911,421	$(108,835)	$(2)	$42	—	—	$802,626
High Yield Fund
John Hancock Collateral Trust	69,138	—	$1,925,153	$(1,233,993)	$140	$91	$1,310	—	$691,391
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	2,623,099	$25,218,768	$130,584,296	$(129,584,600)	$7,089	$5,700	$147,794	—	$26,231,253
Mid Value Fund
John Hancock Collateral Trust	3,865,732	$19,945,112	$87,227,933	$(68,525,775)	$8,614	$1,822	$34,951	—	$38,657,706
Science & Technology Fund
John Hancock Collateral Trust	126,275	—	$8,583,805	$(7,321,295)	$60	$192	$12,358	—	$1,262,762
U.S. Sector Rotation Fund
John Hancock Collateral Trust	14,602,729	$65,678,983	$274,521,594	$(194,234,597)	$21,371	$41,395	$2,021,350	—	$146,028,746
Restricted securities. The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2023:

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%[1]	7,053
New Cotai, Inc., Class B	4-12-13	0	11	—	—	11	0.0%	0
								$7,805
[1]	Less than 0.05%.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.